THE USALLIANZ ADVANTAGE(R)
                            VARIABLE ANNUITY CONTRACT
                                    ISSUED BY
                      ALLIANZ LIFE OF NY VARIABLE ACCOUNT C
                                       AND
                   ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK

This prospectus describes an individual flexible purchase payment variable deferred annuity contract (Contract) issued by Allianz Life Insurance Company of New York (Allianz Life of New York, we, us, our), formerly Preferred Life Insurance Company of New York.

FOR YOUR CONVENIENCE WE HAVE PROVIDED A GLOSSARY (SEE SECTION 12) THAT DEFINES KEY, CAPITALIZED TERMS THAT ARE USED IN THIS PROSPECTUS.

The Contract is called "flexible purchase payment" because you can generally make Purchase Payments at any time and for any amount (subject to certain restrictions) during the Accumulation Phase, which is the first of the Contract's two phases.

The Contract is a "variable" contract because your Contract Values and/or your variable Annuity Payments will increase or decrease depending on the performance of the underlying Investment Options you select. The Investment Options invest in different types of securities and follow varying investment strategies. Depending on market conditions, you can gain or lose value by investing in the Investment Options.

The Contract is called a "deferred" annuity contract because Annuity Payments to you from the Contract are deferred until the Payout Phase, the second of the Contract's two phases. Annuity Payments do not begin until a specified period of time in the future (usually when you retire) or until you reach a certain age (the Income Date).

You can allocate your Purchase Payments to the Investment Choices available under your Contract. The Investment Choices currently include the variable Investment Options listed below and, if you do not select a Guaranteed Benefit Package, they also include any available Investment Choices under our general account. We may add, substitute or remove Investment Choices in the future. You can select up to ten Investment Options.

AIM
USAZ AIM Basic Value Fund
USAZ AIM Blue Chip Fund
USAZ AIM Dent Demographic Trends Fund
USAZ AIM International Equity Fund

ALLIANCEBERNSTEIN
USAZ AllianceBernstein Growth and Income Fund
USAZ AllianceBernstein Large Cap Growth Fund

DAVIS
Davis VA Financial Portfolio
Davis VA Value Portfolio

DREYFUS
Dreyfus IP Small Cap Stock Index Portfolio
Dreyfus Stock Index Fund

FRANKLIN TEMPLETON
Franklin Global Communications Securities Fund
Franklin Growth and Income Securities Fund
Franklin High Income Fund
Franklin Income Securities Fund
Franklin Large Cap Growth Securities Fund
Franklin Real Estate Fund
Franklin Rising Dividends Securities Fund
Franklin Small Cap Fund
Franklin Small Cap Value Securities Fund
Franklin U.S. Government Fund
Franklin Zero Coupon Fund 2005
Franklin Zero Coupon Fund 2010
Mutual Discovery Securities Fund
Mutual Shares Securities Fund
Templeton Developing Markets Securities Fund
Templeton Foreign Securities Fund
Templeton Growth Securities Fund
USAZ Templeton Developed Markets Fund

JENNISON
Jennison 20/20 Focus Portfolio
SP Jennison International Growth Portfolio
SP Strategic Partners Focused Growth Portfolio

OPPENHEIMER
Oppenheimer Global Securities Fund/VA
Oppenheimer High Income Fund/VA
Oppenheimer Main Street Fund/VA
USAZ Oppenheimer Emerging Growth Fund
USAZ Oppenheimer Emerging Technologies Fund*

PIMCO
PIMCO VIT High Yield Portfolio
PIMCO VIT Real Return Portfolio
PIMCO VIT StocksPLUS Growth and Income Portfolio
PIMCO VIT Total Return Portfolio
USAZ PIMCO NFJ Small Cap Value Fund
USAZ PIMCO PEA Growth and Income Fund
USAZ PIMCO PEA Renaissance Fund
USAZ PIMCO PEA Value Fund

SELIGMAN
Seligman Small-Cap Value Portfolio

USAZ
USAZ Money Market Fund

VAN KAMPEN
USAZ Van Kampen Aggressive Growth Fund
USAZ Van Kampen Comstock Fund
USAZ Van Kampen Emerging Growth Fund
USAZ Van Kampen Global Franchise Fund
USAZ Van Kampen Growth and Income Fund
USAZ Van Kampen Growth Fund

* This fund was formerly known as the USAZ AllianceBernstein Technology Fund

Please read this prospectus before investing and keep it for future reference. It contains important information about your annuity. This prospectus is not an offering of the securities in any state, country, or jurisdiction in which we are not authorized to sell the Contracts. You should rely only on the information contained in this prospectus or that we have referred you to. We have not authorized anyone to provide you with information that is different.

The Securities and Exchange Commission (SEC) has not approved or disapproved these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

AN INVESTMENT IN THIS CONTRACT IS NOT A DEPOSIT OF A BANK OR FINANCIAL INSTITUTION AND IS NOT FEDERALLY INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. AN INVESTMENT IN THIS CONTRACT INVOLVES INVESTMENT RISK INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.

VARIABLE ANNUITY CONTRACTS ARE COMPLEX INSURANCE AND INVESTMENT VEHICLES. BEFORE YOU INVEST, BE SURE TO ASK YOUR REGISTERED REPRESENTATIVE ABOUT THE CONTRACT'S FEATURES, BENEFITS, RISKS AND FEES, AND WHETHER THE CONTRACT IS APPROPRIATE FOR YOU BASED UPON YOUR FINANCIAL SITUATION AND OBJECTIVES.





Dated: February 19, 2004

TABLE OF CONTENTS
--------------------------------------------------------------------------------
Summary                                                      5

Fee Tables                                                   8

1.   The Variable Annuity Contract                          12
     Ownership                                              12
        Contract Owner                                      12
        Joint Owner                                         12
        Annuitant                                           12
        Payee                                               12
        Beneficiary                                         12
        Assignment of a Contract                            12

2. Annuity Payments (The Payout Phase)                      13
     Income Date                                            13
     Annuity Payments                                       13
     Partial Annuitization                                  13
     Annuity Options                                        14
     Guaranteed Minimum Income Benefits
        (GMIBs) - Annuity Income Protection                 15
     Traditional GMIB                                       15
     Enhanced GMIB                                          16
     GMIB Examples                                          16

3. Purchase                                                 17
     Purchase Payments                                      17
     Automatic Investment Plan                              18
     Allocation of Purchase Payments                        18
     Tax-Free Section 1035 Exchanges                        18
     Faxed Applications                                     19
     Free Look/Right to Examine                             19
     Accumulation Units                                     19

4.   Investment Options                                     20
     Substitution and Limitation on
        Further Investments                                 25
     Transfers                                              25
        Telephone Transfers                                 26
        Excessive Trading                                   27
     Dollar Cost Averaging (DCA) Program                    27
     Flexible Rebalancing                                   27
     Financial Advisers-Asset Allocation
        Programs                                            28
     Voting Privileges                                      28

5.   Our General Account                                    28

6.   Expenses                                               28
     Separate Account Expenses                              29
        Mortality and Expense Risk (M&E) Charge             29
        Administrative Charge                               29
     Contract Maintenance Charge                            29
     Withdrawal Charge                                      30
        Partial Withdrawal Privilege                        30
        Waiver of Withdrawal Charge Benefits                31
        Reduction or Elimination of the
           Withdrawal charge                                31
     Transfer Fee                                           31
     Premium Taxes                                          31
     Income Taxes                                           31
     Investment Option Expenses                             31

7. Taxes                                                    31
     Annuity Contracts in General                           31
     Qualified Contracts                                    32
     Multiple Contracts                                     32
     Distributions - Non-Qualified Contracts                33
     Distributions - Qualified Contracts                    33
     Diversification                                        34

8.   Access to Your Money                                   34
     Guaranteed Partial  Withdrawal  Benefits (GPWBs)       35
     Systematic Withdrawal Program                          36
     Minimum Distribution Program                           36
     Suspension of Payments or Transfers                    36

9.   Performance and Illustrations                          37

10. Death Benefit                                           38
     Upon Your Death                                        38
     Traditional Guaranteed Minimum
        Death Benefit (Traditional GMDB)
        - New Contracts Only                                38
     Enhanced Guaranteed Minimum
        Death Benefit (Enhanced GMDB)
        - New Contracts Only                                38
     Death Benefit Examples - New Contracts Only            39
     Death Benefits for Old Contracts                       40
     Death Benefit Payment Options                          41
     Death of the Annuitant                                 41

11. Other Information                                       41
     Allianz Life of New York                               41
     The Separate Account                                   42
     Distribution                                           42
     Additional Credits for Certain Groups                  42
     Administration                                         42
     Financial Statements                                   43

12.  Glossary                                               43

13.  Table of Contents of the Statement
        of Additional Information                           45

14. Privacy Notice                                          46

Appendix A - Annual Operating Expenses For
     Each Investment Option                                 47

Appendix B - Condensed Financial
     Information                                            49

SUMMARY
--------------------------------------------------------------------------------
The sections in this summary correspond to sections in this prospectus which discuss the topics in more detail.

THE VARIABLE ANNUITY CONTRACT: The annuity Contract offered by Allianz Life of New York provide a means for investing on a tax-deferred basis in the Investment Choices for retirement savings or other long-term investment purposes. You can purchase the Contract as a Non-Qualified Contract or as a Qualified Contract. The Contract provides several different Annuity Options from which you can choose.

This prospectus contains information on "Old Contracts" and "New Contracts." The product features and expenses of Old and New Contracts differ in certain respects, as set out in this prospectus, and Old Contracts are no longer offered for sale. See section 12, Glossary for a description of each type of Contract.

If you have a New Contract you may be able to select from one of two death benefits, subject to certain age restrictions. Under the Traditional Guaranteed Minimum Death Benefit (GMDB), the GMDB value is equal to your total Purchase Payments adjusted for partial withdrawals. If all owners are 79 or younger on the Issue Date, you may instead select the Enhanced GMDB for an additional mortality and expense risk (M&E) charge. Under the Enhanced GMDB, the GMDB value is equal to the Maximum Anniversary Value (MAV) on each Contract Anniversary prior to any owner's 81st birthday, adjusted for subsequent partial withdrawals and subsequent Purchase Payments.

THE ENHANCED GMDB CARRIES AN ADDITIONAL M&E CHARGE. YOU CAN ONLY SELECT ONE DEATH BENEFIT AT CONTRACT ISSUE AND ONCE YOU SELECT A DEATH BENEFIT YOU CANNOT CHANGE OR CANCEL IT.

If you have an Old Contract that does not have an enhanced death benefit endorsement (EDB endorsement) we will base your death benefit on your Contract Value. If you have an Old Contract with an EDB endorsement your death benefit is the greater of: (a) Contract Value, or (b) the GMDB value. If all owners were 79 or younger at Contract issue, the GMDB value is equal to the MAV on each Contract Anniversary prior to any owner's 81st birthday, adjusted for subsequent partial withdrawals and subsequent Purchase Payments. If any owner was 80 or older at Contract issue, the GMDB value is equal to your total Purchase Payments adjusted for partial withdrawals.

The death benefits are described in more detail in section 10, Death Benefit.

At Contract issue, New Contracts offer a choice of two optional Guaranteed Benefit Packages (GBPs). The GBPs are not available to you if you have an Old Contract. Both GBPs carry an additional M&E charge. The Enhanced GBP is available only if all owners are 79 or younger.

The Traditional GBP consists of:

     o    the Traditional Guaranteed Minimum Income Benefit (GMIB), and
     o    the Traditional Guaranteed Partial Withdrawal Benefit (GPWB).

The Enhanced GBP consists of:

     o    the Enhanced GMIB, and
     o    the Enhanced GPWB.


The GMIB feature is not available separately from the GPWB. The GMIBs guarantee a minimum level of income through Annuity Payments based on your GMIB value after the tenth Contract Year. The GPWBs provide income through scheduled annual partial withdrawals based on your GPWB value after the tenth Contract Year. Payments you receive under the GPWB will be taxed as a withdrawal, and if you are younger than 59 1/2 when you exercise the GPWB, the payments may also be subject to a 10% tax penalty.


Prior to the exercise of the GPWB, your GPWB value is equal to your GMIB value. The Traditional GMIB/GPWB value is equal to your total Purchase Payments adjusted for partial withdrawals. The Enhanced GMIB/GPWB value is equal to either:

     o the MAV on each Contract Anniversary prior to any owner's 81st birthday, adjusted for subsequent partial withdrawals and subsequent Purchase Payments; or
     o the Annual Increase Amount prior to any owner's 81st birthday, adjusted for subsequent partial withdrawals and subsequent Purchase Payments.

We calculate the Annual Increase Amount two ways. We increase your total Purchase Payments adjusted for partial withdrawals on each Contract Anniversary by: a) 3%, and b) 5%. You may be able to select whether your GMIB value is equal to the MAV, 3% Annual Increase Amount or 5% Annual Increase Amount depending on their values. THE 5% ANNUAL INCREASE AMOUNT MAY NOT BE AVAILABLE TO YOU AT THE TIME YOU ADD A GBP TO YOUR CONTRACT. PLEASE CHECK WITH YOUR REGISTERED REPRESENTATIVE REGARDING THE AVAILABILITY OF THE 5% ANNUAL INCREASE AMOUNT.

If you exercise the GMIB, the GPWB and the GMDB cancel. However, if you exercise the GPWB you can elect to stop receiving GPWB payments and instead receive Annuity Payments based on your remaining GMIB value. You can only elect to receive Annuity Payments based on your GMIB value within 30 days after a Contract Anniversary and before we make the next GPWB payment to you. In addition, if you elect to receive GPWB payments:
     o    we will not accept any additional Purchase Payments;
     o    the partial withdrawal privilege will no longer apply;
     o the systematic withdrawal and minimum distribution programs are no longer available to you;
     o if you are participating in the systematic withdrawal or minimum distribution programs, your participation will stop;
     o your GMIB, GPWB and GMDB values stop increasing (although your Contract Value will continue to increase and decrease as a result of market performance);
     o your Contract Value, GPWB value, GMIB value and GMDB value will decrease with each GPWB payment we make (and they will decrease proportionately with any additional withdrawals you may make each Contract Year);
     o the additional M&E charge for your GBP will continue until your GPWB endorsement terminates; and
     o if you have the Enhanced GMDB, the additional M&E charge for your Enhanced GMDB will continue as long as your GMDB value is greater than zero.

The benefit values provided by the Enhanced GBP are limited after age 81. As a result, any Contract Owner who is age 75 or older on the Issue Date should determine if purchasing a benefit for which there is an additional cost is appropriate for their situation. You must also hold your Contract for ten complete Contract Years before you can exercise either of the benefits available under a GBP. A GBP may not be appropriate for you if you intend to hold your Contract for less than ten years.

The GBPs may also have limited usefulness if you purchase a Qualified Contract that is subject to a required minimum distribution (RMD). For additional information, please see section 8, Access to Your Money - Minimum Distribution Program.

BOTH GBPS CARRY AN ADDITIONAL M&E CHARGE. YOU CAN ONLY SELECT ONE GBP AND ONCE YOU SELECT A GBP YOU CANNOT CHANGE OR CANCEL IT. THE GENERAL ACCOUNT INVESTMENT CHOICES ARE NOT AVAILABLE TO YOU IF YOU SELECT A GBP. For more details on the GMIBs please see section 2, Annuity Payments (the Payout Phase). For more details on the GPWBs please see section 8, Access to Your Money.

Both Old and New Contracts may be used as a funding vehicle for asset-based fee arrangements offered by brokerage firms or their associated investment advisory firms. There may be fees and charges assessed by these firms for their asset-based programs. These fees and charges would be in addition to the charges and other deductions we describe elsewhere in this prospectus. Any withdrawals made to pay these fees and charges are considered withdrawals under your Contract. Your registered representative will be able to describe the fees assessed in connection with any such asset-based programs. We do not sponsor these programs, set the fees for the programs, or assume any responsibility for the programs. For more information see section 4, Investment Options - Financial Advisers - Asset Allocation Programs.

We currently do not permit Contract Owners to borrow money from us using the Contract as security for the loan.

ANNUITY PAYMENTS: The Income Date is the date the Payee begins receiving Annuity Payments. You generally can elect to have Annuity Payments made as a variable payout, a fixed payout, or a combination of both under a variety of Annuity Options. If you choose to have any part of the Annuity Payments made as a variable payout, the dollar amount of your payments will go up or down based on the performance of your selected Investment Options. For more information please see section 2, Annuity Payments (The Payout Phase).

PURCHASE: Both you and the Annuitant must be under age 86 on the Issue Date to buy a New Contract. The minimum initial Purchase Payment we accept for New Contracts is as follows:

With selection of a GBP                               $25,000 or more
No GBP and if you purchase a...
     Non-Qualified Contract                           $5,000 or more
     Non-Qualified Contract and select the
      automatic investment plan                       $2,000 or more
     Qualified Contract                               $2,000 or more

For both Old and New Contracts, you can make additional Purchase Payments of $250 or more (or $100 or more if you select our automatic investment plan) during the Accumulation Phase. However, you cannot make additional Purchase Payments after you exercise the GPWB (if applicable) or after the Income Date. The maximum cumulative Purchase Payments we will accept without prior approval is $1 million (including amounts already invested in other Allianz Life of New York variable annuities). Your registered representative can help you complete the appropriate forms. For more information please see section 3, Purchase.

INVESTMENT CHOICES: You can allocate Purchase Payments to the Investment Choices available under the Contract. However, the general account Investment Choices are not available to you if you select a GBP. The principal value and investment returns on the variable Investment Options fluctuate and are not guaranteed and you can lose money. You can make transfers between the Investment Choices as permitted. For more information please see section 4, Investment Options and section 5, Our General Account.

EXPENSES: Your Contract has insurance features and investment features, and there are costs related to each. For more information please see the Fee Tables and section 6, Expenses.

Each year, we deduct a $30 contract maintenance charge from your Contract Value during both the Accumulation and Payout Phases of both Old and New Contracts. We currently waive this charge if the value of your Contract is at least $50,000 at the time we are to deduct the charge. We also waive this charge during the Payout Phase if your Contract Value on the Income Date is $50,000.

We deduct a mortality and expense risk (M&E) charge from the Separate Account assets during both the Accumulation and Payout Phases of your Contract. The M&E charge on New Contracts varies during the Accumulation Phase depending upon the benefit options that apply. We calculate the M&E charge as a percentage of the average daily assets invested in a subaccount on an annual basis. The M&E charge on Old Contracts during the Accumulation Phase is 1.34%. We also deduct an administrative charge during both the Accumulation and Payout Phases of your Contract. The administrative charge for both Old and New Contracts is equal to 0.15% of the average daily assets invested in a subaccount on an annual basis. The total Separate Account expenses (M&E and administrative charges) during the Accumulation Phase are as follows:

FOR NEW CONTRACTS:

                               TOTAL SEPARATE ACCOUNT EXPENSES
                                       TRADITIONAL     ENHANCED GBP
                           NO GBP          GBP
Traditional GMDB            1.65%         1.85%           2.35%
Enhanced GMDB               1.85%         2.00%           2.50%
If you exercise the GPWB, the increased expenses associated with the GBPs will continue until the GPWB endorsement terminates and the increased expenses associated with the Enhanced GMDB will continue as long as the GMDB value is greater than zero.

THE TOTAL SEPARATE ACCOUNT EXPENSE FOR OLD CONTRACTS:         1.49%

The total Separate Account expense during the Payout Phase is 1.40% for Old Contracts and 1.65% for New Contracts, regardless of the benefit options that apply.

If you take money out of the Contract, we may assess a withdrawal charge against each Purchase Payment withdrawn. The withdrawal charge starts at 6% in the first year and declines to 0% after we have had your Purchase Payment for seven complete years.

You can make 12 free transfers each Contract Year. After that, we deduct a fee for each additional transfer equal to the lesser of $25 or 2% of the amount transferred. Currently we only deduct the transfer fee during the Accumulation Phase, but we reserve the right to also deduct this fee during the Payout Phase.

Each Investment Option deducts management fees and expenses from the amounts you have in the Investment Option. Some Investment Options also deduct 12b-1 fees from Investment Option assets. For 2002, these expenses and fees ranged, on an annual basis from 0.51% to 3.78% of an Investment Option's average daily net assets before expense reimbursements and fee waivers.

We will pay sales  commissions to broker-dealers  who sell the Contracts.  For a
discussion  of  these   arrangements,   see  section  11,  Other  Information  -
Distribution.

TAXES: Your earnings are generally not taxed until you take them out. If you take money out during the Accumulation Phase, earnings come out first and are taxed as income. If you are younger than 59 1/2 when you take money out, you may be charged a 10% federal tax penalty. Other tax rules and limitations may apply to Qualified Contracts. For more information please see section 7, Taxes.

ACCESS TO YOUR MONEY: You can take money out of your Contract during the Accumulation Phase. Withdrawals during the Accumulation Phase may be subject to a withdrawal charge (see section 6, Expenses). You may also have to pay income tax and a tax penalty on any money you take out (see section 7, Taxes for more information on the tax implication of withdrawals). The IRS may apply limits on withdrawals under certain Qualified Contracts. For more information also see section 8, Access to Your Money.

DEATH BENEFIT: If you die during the Accumulation Phase, the person or entity you have chosen as a Beneficiary will receive a death benefit. The amount of the death benefit proceeds depends on which death benefit option applies to your Contract. There may be a death benefit payable during the Payout Phase depending on your selected Annuity Option. For more information please see section 10, Death Benefit.

FREE LOOK/RIGHT TO EXAMINE: You can cancel your New Contract within ten days after receiving it. However, this time frame may be extended depending on the source of the funds and/or qualification type of your Contract. We will pay you the Contract Value on the day we receive your request to cancel the Contract at our Service Center. This may be more or less than your original Purchase Payment. If you have purchased the Contract as an IRA, we will refund your Purchase Payment. The free look provision under the Contract is also called the right to examine. For more information please see section 3, Purchase - Free Look/Right to Examine.

PRIVACY POLICY: WE PLACE A HIGH PRIORITY ON MAINTAINING YOUR TRUST AND CONFIDENCE. A NOTICE OF THE PRIVACY POLICY FOLLOWED BY ALLIANZ LIFE OF NEW YORK AND ITS AFFILIATED COMPANIES IS PROVIDED IN THIS PROSPECTUS TO ENHANCE YOUR UNDERSTANDING OF HOW WE PROTECT YOUR PRIVACY WHEN WE COLLECT AND USE INFORMATION ABOUT YOU, AND THE STEPS WE TAKE TO SAFEGUARD THAT INFORMATION. FOR MORE INFORMATION PLEASE SEE THE PRIVACY NOTICE THAT APPEARS IN SECTION 14 OF THIS PROSPECTUS.

INQUIRIES: If you have any questions about your Contract or need more information, please contact our Service Center at the phone number or address listed at the back of this prospectus.

Fee Tables
--------------------------------------------------------------------------------
The following tables describe the fees and expenses that you will pay when purchasing, owning and making a full withdrawal from the Contract. The first tables describe the fees and expenses that you will pay if you make a withdrawal from the Contract during the Accumulation Phase or if you make transfers. Taxes, including state premium taxes, also may apply although they do not appear in these tables. For more information see section 6, Expenses.

CONTRACT OWNER TRANSACTION EXPENSES

WITHDRAWAL CHARGE*
(as a percentage of each Purchase Payment withdrawn)

                     NUMBER OF COMPLETE YEARS SINCE
                        PURCHASE PAYMENT RECEIPT         CHARGE

                                    0                      6%
                                    1                      6%
                                    2                      6%
                                    3                      5%
                                    4                      4%
                                    5                      3%
                                    6                      2%
                             7 years or more               0%

TRANSFER FEE** ............. First 12 transfers in a Contract Year are free.
                             Thereafter, the fee for each additional transfer is the lesser of $25 or 2% of the amount transferred.

* Each year after the first Contract Year, you may make multiple partial withdrawals of up to a total of 15% of your Contract Value (less any previous amounts withdrawn in the current Contract Year that were not subject to a withdrawal charge) and we will not assess a withdrawal charge. This partial withdrawal privilege is non-cumulative, which means that if you do not use your 15% privilege in a given Contract Year, it does not carry over to the next year. See section 8, Access to Your Money for additional options.

** We reserve the right to restrict the number of transfers to 12 transfers per Contract Year and to charge a fee for any transfer over 12. Dollar cost averaging and flexible rebalancing transfers do not count against the free transfers we allow. Currently we deduct this fee only during the Accumulation Phase, but we reserve the right to also deduct this charge during the Payout Phase.

CONTRACT OWNER PERIODIC EXPENSES

The next table describes the fees and expenses that you will pay periodically during the time that you own your Contract, not including the Investment Option's fees and expenses.

DURING THE ACCUMULATION PHASE:

CONTRACT MAINTENANCE CHARGE***..................... $30 per Contract per year

TOTAL SEPARATE ACCOUNT ANNUAL EXPENSES
(as a percentage of average daily assets invested in a subaccount on an annual basis)

FOR NEW CONTRACTS:

                                      NO GBP                       TRADITIONAL GBP                     ENHANCED GBP

                         M&E CHARGE    ADMIN.              M&E CHARGE    ADMIN.              M&E CHARGE    ADMIN.
                                       CHARGE     TOTAL                  CHARGE     TOTAL                  CHARGE     TOTAL
Traditional GMDB           1.50%       0.15%      1.65%      1.70%       0.15%      1.85%      2.20%       0.15%      2.35%
Enhanced GMDB              1.70%       0.15%      1.85%      1.85%       0.15%      2.00%      2.35%       0.15%      2.50%

The Traditional GBP consists of:

o        The Traditional Guaranteed Minimum Income Benefit (GMIB), and
o        The Traditional Guaranteed Partial Withdrawal Benefit (GPWB).

The Enhanced GBP consists of:

o        The Enhanced GMIB, and
o        The Enhanced GPWB.

If you exercise the GPWB, the increased expenses associated with the GBP will continue until the GPWB endorsement terminates and the increased expenses associated with the Enhanced GMDB will continue as long as the GMDB value is greater than zero.

FOR OLD CONTRACTS:

M&E CHARGE                           1.34%
ADMINISTRATIVE CHARGE                0.15%
TOTAL                                1.49%

DURING THE PAYOUT PHASE:

CONTRACT MAINTENANCE CHARGE****.................... $30 per Contract per year

TOTAL SEPARATE ACCOUNT ANNUAL EXPENSES
(as a percentage of average daily assets invested in a subaccount on an annual basis)

                             M&E         ADMIN.
                            CHARGE      CHARGE      TOTAL
For Old Contracts            1.25%       0.15%       1.40%
For New Contracts            1.50%       0.15%       1.65%

*** The charge is waived if your Contract Value is at least $50,000 at the time we are to deduct the charge. If you own more than one Contract offered under this prospectus (registered with the same social security number), we will determine the total value of all your Contracts. If the total value of all your Contracts is at least $50,000, we waive the charge.

**** We currently waive this charge if your Contract Value on the Income Date is at least $50,000.

ANNUAL OPERATING EXPENSES OF THE INVESTMENT OPTIONS
--------------------------------------------------------------------------------
This table describes the total annual operating expenses associated with the Investment Options and shows the minimum and maximum expenses charged by any of the Investment Options before the effect of any contractual expense reimbursement or fee waiver. These expenses are deducted from the Investment Option's assets. These expenses will reduce the performance of the Investment Options and, therefore, will negatively affect your Contract Value and the amounts available for withdrawals and Annuity Payments. They may also negatively impact the death benefit proceeds. We show the expenses as a percentage of an Investment Option's average daily net assets for the most recent fiscal year. The investment advisers for the Investment Options provided this fee and expense information and we did not independently verify it. Please see the Investment Options prospectuses for more information regarding the fees and expenses of the Investment Options.

                                                         MINIMUM         MAXIMUM
TOTAL ANNUAL INVESTMENT OPTION OPERATING EXPENSES*
(INCLUDING  MANAGEMENT FEES, DISTRIBUTION OR 12B-1 FEES,
AND OTHER EXPENSES) BEFORE FEE WAIVERS AND
EXPENSE REIMBURSEMENTS                                    0.51%           3.78%

* Some of the Investment Options or their affiliates may also pay service fees to us or our affiliates. The amount of these fees may be different for each Investment Option.

Appendix A contains more details regarding the annual operating expenses for each of the variable Investment Options, including the amount and effect of any waivers and/or reimbursements.

EXAMPLES
--------------------------------------------------------------------------------
The expenses for your Contract may be different than those shown in the following examples depending upon which benefits, or combination of benefits, if any, you select.

These examples are intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include Contract Owner transaction expenses, Contract Owner periodic expenses, and the annual operating expenses of the Investment Options before the effect of reimbursements and waivers.

You should not consider the following examples as a representation of past or future expenses. Actual expenses may be greater or less than those shown.

The $30 contract maintenance charge is included in the examples as a prorated charge of $7.50 based on an assumed average Contract size of $40,000.

For additional information, see Section 6, Expenses.

These examples show the highest and lowest expenses for New Contracts. Expenses for Old Contracts would be lower if shown.

You would pay the following expenses on a $10,000 investment, assuming a 5% annual return on your money if you make a full withdrawal at the end of each time period for New Contracts with:

     a) selection of the Enhanced GMDB and the Enhanced GBP (which includes the Enhanced GMIB and the Enhanced GPWB and carries the highest total Separate Account expenses of 2.50%).

     b) selection of the Traditional GMDB and no GBP (which carries the lowest total Separate Account expenses of 1.65%).

---------------------------------------------------------------------------- ------------- ------------ ----------- -------------
TOTAL ANNUAL INVESTMENT OPTION OPERATING EXPENSES BEFORE ANY FEE WAIVERS     1 YEAR        3 YEARS      5 YEARS     10 YEARS
OR EXPENSE REIMBURSEMENTS OF...
---------------------------------------------------------------------------- ------------- ------------ ----------- -------------
3.78% (the maximum)                                                          a)$1,231      a)$2,381     a)$3,419    a)$5,967
                                                                             b)$1,149      b)$2,151     b)$3,063    b)$5,390
---------------------------------------------------------------------------- ------------- ------------ ----------- -------------
0.51% (the minimum)                                                          a)$   911     a)$1,463     a)$1,959    a)$3,402
                                                                             b)$   827     b)$1,209     b)$1,537    b)$2,568
---------------------------------------------------------------------------- ------------- ------------ ----------- -------------
You would pay the  following  expenses  on a $10,000  investment,  assuming a 5%
annual return on your money if you do not make a full withdrawal or if you apply your Contract Value to an Annuity Option for New Contracts with:

     a) selection of the Enhanced GMDB and the Enhanced GBP (which includes the Enhanced GMIB and the Enhanced GPWB and carries the highest total
          Separate Account expenses of 2.50%).

     b) selection of the Traditional GMDB and no GBP (which carries the lowest total Separate Account expenses of 1.65%).

---------------------------------------------------------------------------- ------------- ------------ ----------- -------------
TOTAL ANNUAL INVESTMENT OPTION OPERATING EXPENSES BEFORE ANY FEE WAIVERS     1 YEAR        3 YEARS      5 YEARS     10 YEARS
OR EXPENSE REIMBURSEMENTS OF...
---------------------------------------------------------------------------- ------------- ------------ ----------- -------------
3.78% (the maximum)                                                          a)$   631     a)$1,871     a)$3,079    a)$5,967
                                                                             b)$   549     b)$1,641     b)$2,723    b)$5,390
---------------------------------------------------------------------------- ------------- ------------ ----------- -------------
0.51% (the minimum)                                                          a)$   311     a)$   953    a)$1,619    a)$3,402
                                                                             b)$   227     b)$   699    b)$1,197    b)$2,568
---------------------------------------------------------------------------- ------------- ------------ ----------- -------------

See Appendix B for condensed financial information on the Accumulation Unit values for Old Contracts.

1. THE VARIABLE ANNUITY CONTRACT

An annuity is a contract between you as the Contract Owner, and an insurance company (in this case Allianz Life of New York), where the insurance company promises to pay the Payee (you or someone else you choose) an income, in the form of Annuity Payments. The Annuity Payments must begin on a designated date (Income Date) that is at least 13 months after your Issue Date. Your Contract is in the Accumulation Phase until Annuity Payments begin, at which point your Contract switches to the Payout Phase.

The Contract benefits from tax deferral. Tax deferral means that you are not taxed on earnings or appreciation on the assets in your Contract until you take money out of your Contract. For Qualified Contracts, the tax deferral is provided through compliance with specialized tax-qualification rules, and you do not receive any additional tax benefit by purchasing the Contract, although it may offer other features that meet your needs.

Your Investment Choices include the variable Investment Options and, if you do not select a Guaranteed Benefit Package (which includes a Guaranteed Minimum Income Benefit and a Guaranteed Partial Withdrawal Benefit), they also include any available choices under our general account. You cannot invest in more than ten Investment Options at any one time. Depending upon market conditions, you can gain or lose Contract Value based on the investment performance of the Investment Options. The Investment Options are designed to offer a better return than any choice available under our general account, however this is not guaranteed.

The amount of Contract Value you are able to accumulate in your Contract during the Accumulation Phase depends in large part upon the investment performance of the Investment Option(s) you select. The amount of any variable Annuity Payments you receive during the Payout Phase also depends in large part upon the investment performance of any Investment Options you select for the Payout Phase.


Old Contracts provide a Fixed Account and a DCA fixed option as Investment Choices under our general account during the Accumulation Phase. The Fixed Account is currently not available on New Contracts. For New Contracts, the only Investment Choice that is available under our general account during the Accumulation Phase is the DCA fixed option. However, the DCA fixed option is not available to you if you select a GBP. If you select the Fixed Account or the DCA fixed option, the amount of Contract Value you are able to accumulate in your Contract during the Accumulation Phase depends in part upon the total interest credited to your Contract.


We will not make any changes to your Contract without your permission except as may be required by law.

OWNERSHIP

CONTRACT OWNER. You, as the Contract Owner, have all the rights under the Contract. The Contract Owner is designated at Contract issue. You may change Contract Owners at any time subject to our approval. However, there may be IRS or other restrictions on changing the ownership of a Qualified Contract. Upon our approval, any change will become effective as of the date you sign the request. Changing ownership may be a taxable event. You should consult with your tax adviser before doing this.

JOINT OWNER. A Non-Qualified Contract can be owned by Joint Owners. Any Joint Owner must be the spouse of the other Contract Owner. Upon the death of either Joint Owner, the surviving Joint Owner will become the primary Beneficiary. We will then treat any other Beneficiary designation on record at the time of death as a contingent Beneficiary. You can change Joint Owners under the same conditions as described for a Contract Owner.

ANNUITANT. The Annuitant is the individual on whose life we base Annuity Payments. You name an Annuitant subject to our approval. You may change the Annuitant at any time before the Income Date subject to our approval unless the Contract is owned by a non-individual (for example, a qualified plan or trust). You cannot change the Annuitant if the Contract is owned by a non-individual. For a Qualified Contract, there may be a requirement that the owner be the Annuitant.

PAYEE. The Payee is the person you designate to receive Annuity Payments during the Payout Phase. You can be the Payee but it is not required.

BENEFICIARY. The Beneficiary is the person(s) or entity you name to receive any death benefit. You name the Beneficiary at Contract issue. You can change the Beneficiary or contingent Beneficiary at any time before your death unless you name an irrevocable Beneficiary. If you do not name a Beneficiary, any death benefit will be paid to your estate.

ASSIGNMENT OF A CONTRACT. An authorized request specifying the terms of an assignment of a Contract must be provided to the Service Center. We will not be liable for any payment made or action taken before we record the assignment. We will not be responsible for the validity or tax consequences of any assignment. After the death benefit has become payable, an assignment can only be made with our consent. If the Contract is assigned, your rights may only be exercised with the consent of the assignee of record.

2. ANNUITY PAYMENTS (THE PAYOUT PHASE)
--------------------------------------------------------------------------------
INCOME DATE
You can annuitize your Contract and the Payee will receive regular periodic income payments (Annuity Payments) under your Contract. The Income Date is the date Annuity Payments will begin. The Income Date must be the first day of a calendar month and must be at least 13 months after we issue the Contract. To receive the annuity income protection under a GMIB the Income Date must be within 30 days following a Contract Anniversary beginning with the tenth Contract Anniversary (and certain other conditions must be met).

If you do not select an Income Date at Contract Issue, we will apply the latest date allowed for your Contract. The Income Date is specified in your Contract. You may make an authorized request for a different Income Date after the Issue Date; however, any such request is subject to our approval. The Income Date must not be later than the Annuitant's 90th birthday, unless approved by us. However, the Income Date will never be later than what is permitted under applicable law.

ANNUITY PAYMENTS

Generally, you can elect to receive your Annuity Payments under Annuity Options 1-5 as:

o        a variable payout,
o        a fixed payout, or
o        a combination of both.

Generally, Annuity Option 6 is only available on New Contracts if you select an optional Guaranteed Benefit Package and elect to receive fixed Annuity Payments based on the GMIB value.

Under a fixed payout, all of the Annuity Payments will be the same dollar amount (equal installments) except as provided under Annuity Option 3. If you choose a variable payout, you can select up to ten of the available Investment Options. If you do not tell us otherwise, we will base the Annuity Payments on the investment allocations that were in place on the Income Date. We will not allow you to apply amounts of less than $2,000 to an Annuity Option. If your Contract Value, less any applicable premium tax, is less than $2,000 on the Income Date, we will pay that amount to you. We may change the frequency of your Annuity Payments if the amount of the payment is less than $20. Guaranteed fixed annuity payments are generally based on an interest rate and mortality table specified in your Contract.

If you choose to have any portion of your Annuity Payments based on the investment performance of the Investment Option(s), the dollar amount of your payment will depend upon the following factors:

o    the Contract Value (less any applicable premium tax) on the Income Date,
o    the Annuity Option you select,
o the assumed investment return (AIR) used in the annuity table for the Contract, and
o    the performance of the Investment Option(s) you selected.

If you have an Old Contract, your AIR is 5%, however, we may agree to allow you to select an AIR of 3% or 4.5%. If you have a New Contract, you can select either a 3% or 4.5% AIR. Using a higher AIR will result in a higher initial Annuity Payment but later payments will increase more slowly when investment performance rises and decrease more rapidly when investment performance declines. If the actual performance exceeds the AIR, Annuity Payments will increase. Similarly, if the actual rate is less than the AIR, Annuity Payments will decrease.

The Payee will receive the Annuity Payments. You will receive tax reporting on those payments.

PARTIAL ANNUITIZATION

You are currently allowed to annuitize a portion of your Contract, without annuitizing the entire value according to the applicable annuitization rules. This is referred to as a partial annuitization. A partial annuitization will decrease the amounts available for withdrawal, payment of death benefits and any additional Annuity Payments.

A partial annuitization may be treated as a partial withdrawal for tax purposes. You should consult a tax adviser before requesting a partial annuitization. We may deduct premium taxes from partially annuitized amounts. We do not currently restrict the number of partial annuitizations for a Contract, but we reserve the right to do so.

ANNUITY OPTIONS

You can choose one of the income plans (Annuity Options) described below or any other payment option to which we agree. Prior to the Income Date, you may select and/or change the Annuity Option with at least 30 days written notice to us. You cannot change the Annuity Option after the Income Date. If you do not choose an Annuity Option prior to the Income Date, we will make variable Annuity Payments to the Payee under Annuity Option 2 with five years of guaranteed monthly payments.

OPTION 1. LIFE ANNUITY. We will make monthly Annuity Payments during the life of the Annuitant and ceasing with the last Annuity Payment due prior to the Annuitant's death.

OPTION 2. LIFE ANNUITY WITH MONTHLY PAYMENTS OVER 5, 10, 15 OR 20 YEARS GUARANTEED. We will make monthly Annuity Payments during the life of the Annuitant. However, if the Annuitant dies before the end of the selected guarantee period, we will continue to make Annuity Payments for the remainder of the guarantee period. Alternatively, you may elect to receive a lump-sum payment equal to the present value of the remaining guaranteed monthly Annuity Payments, as of the date we receive proof of the Annuitant's death and a payment election form at our Service Center, commuted as set forth in the Contract. Proof of the Annuitant's death and return of the Contract are required prior to the payment of any commuted values.

OPTION 3. JOINT AND LAST SURVIVOR ANNUITY. We will make monthly Annuity Payments during the joint lifetime of the Annuitant and the joint Annuitant. Upon the death of an Annuitant, Annuity Payments will continue during the lifetime of the surviving joint Annuitant, at a level of 100%, 75% or 50% of the previous amount, as selected. Monthly Annuity Payments cease with the final Annuity Payment due prior to the last surviving Annuitant's death.

OPTION 4. JOINT AND LAST SURVIVOR ANNUITY WITH MONTHLY PAYMENTS OVER 5, 10, 15 OR 20 YEARS GUARANTEED. We will make monthly Annuity Payments during the joint lifetime of the Annuitant and the joint Annuitant. Upon the death an Annuitant, Annuity Payments will continue during the lifetime of the surviving joint Annuitant at 100% of the amount that was paid when both Annuitants were alive. However, if the last joint Annuitant dies before the end of the selected guarantee period, we will continue to make Annuity Payments for the remainder of the guarantee period. Alternatively, you may elect to receive a lump-sum payment equal to the present value of the remaining guaranteed monthly Annuity Payments, as of the date we receive proof of the last survivor's death and a payment election form at our Service Center, commuted as set forth in the Contract. Proof of death of both joint Annuitants and return of the Contract are required prior to the payment of any commuted values.

OPTION 5. REFUND LIFE ANNUITY. We will make monthly Annuity Payments during the lifetime of the Annuitant ceasing with the last Annuity Payment due prior to the Annuitant's death. After the Annuitant's death, you may receive a refund. For a fixed payout, the amount of the refund will equal the amount applied to this Annuity Option minus the total of all Annuity Payments made under this option.

For a variable payout, the amount of the refund will depend on the current Investment Option allocation and will be the sum of refund amounts attributable to each Investment Option. We calculate the refund amount for a given Investment Option using the following formula:

(1) x {[(2) x (3) x (4)/(5)] - [(4) x (6)]}

where:
     (1) = Annuity Unit value of that given Investment Option when due proof of the Annuitant's death is received at the Service Center.
     (2)  = The amount available for Annuity Payments on the Income Date.
     (3) = Allocation percentage in a given subaccount (in decimal form) when due proof of the Annuitant's death is received at the Service Center.
     (4)  = The number of Annuity Units used in determining each Annuity Payment
          attributable   to  that  given   subaccount  when  due  proof  of  the
          Annuitant's death is received at the Service Center.
     (5)  = Dollar value of first Annuity Payment.
     (6)  = Number of Annuity Payments made since the Income Date.

We will base this calculation upon the allocation of Annuity Units actually in-force at the time due proof of the Annuitant's death is received at the Service Center. We will not pay a refund if the total refund determined using the above calculation is less than or equal to zero.

OPTION 6. SPECIFIED PERIOD CERTAIN ANNUITY. Annuity Option 6 is not available on Old Contracts. Annuity Option 6 is only available on New Contracts if you select an optional Guaranteed Benefit Package and elect to receive fixed Annuity
Payments based on the GMIB value. We will make monthly Annuity Payments for a specified period of time. The Contract Owner selects the specified period certain and it must be a whole number of years from ten to 30. If the last joint Annuitant dies before the end of the specified period certain, we will continue to make Annuity Payments for the remainder of the specified period certain.

GUARANTEED MINIMUM INCOME BENEFITS (GMIBS) -- ANNUITY INCOME PROTECTION

The GMIBs are only available as part of the optional Guaranteed Benefit Packages
(GBPs).

The Traditional GBP consists of:

o        the Traditional Guaranteed Minimum Income Benefit (GMIB), and
o        the Traditional Guaranteed Partial Withdrawal Benefit (GPWB).

The Enhanced GBP consists of:

o        the Enhanced GMIB, and
o        the Enhanced GPWB.

The GMIBs are not available separately from the GPWBs. The GBPs are not available on Old Contracts. They are only available on New Contracts at the time of Contract issue. The GBPs carry an additional mortality and expense risk (M&E) charge. If you exercise a GMIB, your GPWB and Guaranteed Minimum Death Benefit will cancel.

You must hold your Contract for ten complete Contract Years before you can exercise a GMIB. A GMIB may not be appropriate for you if you intend to hold your Contract for less than ten years. The GMIBs do not create Contract Value or guarantee the performance of any Investment Option.

The Enhanced GBP is only available if all owners are 79 or younger at Contract issue. The Enhanced GBP may not be appropriate for owners who are age 75 to 79 on the Issue Date because the benefit values provided by the Enhanced GBP are limited after age 81.

You can select a GBP on your application. You may only select one GBP and once you select a GBP, you cannot change or cancel it. THE GENERAL ACCOUNT INVESTMENT CHOICES WILL NOT BE AVAILABLE TO YOU IF YOU SELECT A GBP. BE SURE TO DISCUSS WITH YOUR REGISTERED REPRESENTATIVE WHETHER OR NOT A GBP IS APPROPRIATE FOR YOUR SITUATION.

PLEASE REFER TO THE APPLICABLE ENDORSEMENTS TO YOUR CONTRACT FOR THE SPECIFIC TERMS AND CONDITIONS OF THE GMIBS.

The GMIBs provide guaranteed minimum Annuity Payments to the Payee during the Payout Phase. The annuity income protection provided by the GMIBs will apply only under the following circumstances:

o Your Income Date must be within 30 days following a Contract Anniversary beginning with the tenth Contract Anniversary;
o Annuity Payments can only be made as fixed Annuity Payments, regardless of the Annuity Option you select;
o If the Annuity Option you select involves a period certain, the duration of the period certain must be at least ten years;
o If you select Annuity Option 6, we will base the guaranteed fixed Annuity Payments on an interest rate of 1% per year; and
o if you elect to receive guaranteed Annuity Payments based on the 5% Annual Increase Amount, your available Annuity Options are restricted to Annuity Options 2 or 4.

The GMIBs guarantee that the Annuity Payments will be equal to the guaranteed fixed payout rates applied to the applicable GMIB value. We will use current fixed payout rates applied to the Contract Value (less any applicable premium tax) to calculate Annuity Payments if that produces a greater payment. However, if we use the Contract Value and the current fixed payout rates to calculate Annuity Payments you will have incurred higher Contract expenses without receiving any explicit benefit from the GMIB option.

You can always annuitize your Contract Value 13 months or more after the Issue Date under a fixed and/or variable Annuity Option. However, if you do, you cannot use the GMIB value.

If Joint Owners are named, we will use the age of the older Joint Owner to determine the GMIB value. The GMIBs apply to the Annuitant if the Contract is owned by a non-individual (for example, a qualified plan or trust).

TRADITIONAL GMIB

The Traditional GMIB value before the date of your death or exercise of the GPWB (if applicable) is equal to:

o        your total Purchase Payments
o reduced proportionately by the percentage of any Contract Value withdrawn (including any withdrawal charge) for each withdrawal you made.

ENHANCED GMIB

The Enhanced GMIB value before the date of your death or exercise of the GPWB (if applicable) is equal to either:

o        the Maximum Anniversary Value (MAV); or
o        the Annual Increase Amount.

We calculate the Annual Increase Amount two ways. We increase your total Purchase Payments adjusted for partial withdrawals on each Contract Anniversary by: a) 3%, and b) 5%. If the MAV is greater than both Annual Increase Amounts, the Enhanced GMIB value is equal to the MAV. If the 3% Annual Increase Amount is greater than the MAV, you decide whether to set the Enhanced GMIB value equal to the 3% Annual Increase Amount or the 5% Annual Increase Amount. If only the 5% Annual Increase Amount is greater than the MAV, you can decide whether to set the Enhanced GMIB value equal to the 5% Annual Increase Amount or the MAV.

The 5% Annual Increase Amount may be more limited than the 3% Annual Increase Amount because:

o the maximum limit for the 5% Annual Increase Amount is potentially less than what is available under the 3% Annual Increase Amount;
o the guaranteed fixed payout rates that we apply to GMIB Annuity Payments under the 5% Annual Increase Amount are less than the guaranteed fixed payout rates that we apply to payments under the 3% Annual Increase Amount; and
o there are fewer Annuity Options available under the 5% Annual Increase Amount than what is available under the 3% Annual Increase Amount.

THE 5% ANNUAL INCREASE AMOUNT MAY NOT BE AVAILABLE TO YOU AT THE TIME YOU ADD A GBP TO YOUR CONTRACT. PLEASE CHECK WITH YOUR REGISTERED REPRESENTATIVE REGARDING THE AVAILABILITY OF THE 5% ANNUAL INCREASE AMOUNT.

THE MAXIMUM ANNIVERSARY VALUE (MAV). The MAV on your Issue Date is equal to your initial Purchase Payment.

On each Business Day other than a Contract Anniversary, the MAV is equal to:

o    its value on the immediately preceding Business Day,
o    plus any additional Purchase Payments received that day, and
o reduced proportionately by the percentage of any Contract Value withdrawn (including any withdrawal charge) for each withdrawal you make that day.

On every Contract Anniversary prior to your 81st birthday, the MAV is equal to:

o    the highest Contract Value that occurred on any Contract Anniversary,
o plus subsequent additional Purchase Payments you made since that Contract Anniversary, and
o reduced proportionately by the percentage of any Contract Value withdrawn (including any withdrawal charge) for each withdrawal you made since that Contract Anniversary.

Beginning with the Contract Anniversary that occurs on or after your 81st birthday, we calculate the MAV in the same way that we do on any Business Day other than a Contract Anniversary.

The MAV stops increasing on the date that you exercise the GPWB (if applicable).

THE ANNUAL INCREASE AMOUNT. We calculate the Annual Increase Amount two ways. On your Issue Date the 3% Annual Increase Amount is equal to your initial Purchase Payment. If the 5% Annual Increase Amount endorsement was effective on your Issue Date, the 5% amount on your Issue Date is equal to your initial Purchase Payment. If the 5% Annual Increase Amount endorsement was effective after your Issue Date, the 5% amount on the endorsement effective date is equal to your Contract Value.

On each Business Day other than a Contract Anniversary, each Annual Increase Amount is equal to:

o    its value on the immediately preceding Business Day,
o    plus any additional Purchase Payments received that day, and
o reduced proportionately by the percentage of any Contract Value withdrawn (including any withdrawal charge) for each withdrawal you make that day.

On every Contract Anniversary prior to your 81st birthday, the 3% Annual Increase Amount is equal to:

o    its value on the immediately preceding Business Day increased by 3%,
o    plus any additional Purchase Payments received that day, and
o reduced proportionately by the percentage of any Contract Value withdrawn (including any withdrawal charge) for each withdrawal you make that day.

On every Contract Anniversary prior to your 81st birthday, the 5% Annual Increase Amount is equal to:

o    its value on the immediately preceding Business Day increased by 5%,
o    plus any additional Purchase Payments received that day, and
o reduced proportionately by the percentage of any Contract Value withdrawn (including any withdrawal charge) for each withdrawal you make that day.

Beginning with the Contract Anniversary that occurs on or after your 81st birthday, we calculate each Annual Increase Amount in the same way that we do on any Business Day other than a Contract Anniversary.

We limit the 3% Annual Increase Amount to a maximum of 1.5 times your total Purchase Payments reduced proportionately by the percentage of any Contract Value withdrawn (including any withdrawal charge) for each withdrawal you made.

We limit  the 5%  Annual  Increase  Amount  to a  maximum  of 2 times  the total
Purchase Payments you made in the first five Contract Years reduced proportionately by the percentage of any Contract Value withdrawn (including any withdrawal charge) for each withdrawal you made.

The Annual Increase Amounts stop increasing on the date that you exercise the GPWB (if applicable).

IF YOU EXERCISE THE GPWB, THE TRADITIONAL AND ENHANCED GMIB VALUES WILL STOP INCREASING ON THE DATE YOU BEGIN RECEIVING GPWB PAYMENTS, BUT THEY WILL DECREASE
WITH:

o    each GPWB payment you receive; and
o they will decrease proportionately by the percentage of any Contract Value you withdraw (including any withdrawal charges) in addition to the GPWB payment you receive each Contract Year.

If you exercise the GPWB, you can elect to stop receiving GPWB payments and instead receive Annuity Payments based on your remaining GMIB value. You can only make this election within 30 days after a Contract Anniversary and before we make the next GPWB payment.

If you exercise the GPWB, the increased M&E charge associated with the GBP will continue until the GPWB endorsement terminates.

If your remaining Contract Value at the time of the last GPWB payment is less than $2,000 we will pay you this amount (less any applicable premium tax and withdrawal charge) and your Contract will terminate. If your remaining Contract Value at the time of the last GPWB payment is $2,000 or more you have the option of continuing your Contract, or receiving Annuity Payments based on your remaining Contract Value less any applicable premium tax.

Your GMIB endorsement will terminate upon the earliest of:

o    Contract termination;
o    exercise of your entire benefit under the endorsement;
o    the GMIB value is zero or less; or
o the death of the Contract Owner, unless the spouse continues the Contract as the new owner.

GMIB EXAMPLES

o You purchase a New Contract with an initial Purchase Payment of $100,000. You make no additional Purchase Payments.
o    The MAV on the ninth Contract Anniversary is $180,000.
o You take a partial withdrawal of $20,000 in the tenth Contract Year when the Contract Value (prior to the partial withdrawal) is $160,000. You take no other partial withdrawals.
o    The Contract Value on the tenth Contract Anniversary is $140,000.
o You have not yet reached your 81st birthday as of the tenth Contract Anniversary.

NOTE: The M&E charges are higher for Contracts with the Enhanced GMIB than for Contracts with the Traditional GMIB. If the differences in these charges were reflected in the assumptions for these examples, the Contract Values would be lower for Contracts with the Enhanced GMIB than for Contracts with the Traditional GMIB.

TRADITIONAL GMIB EXAMPLE:

         Total Purchase Payments:                                                       $100,000
         Reduced proportionately by the percentage of Contract Value
           withdrawn:   ($20,000 / $160,000) = 0.125 x $100,000 =                      -  12,500
         Traditional GMIB value as of the tenth Contract Anniversary:                   $ 87,500

ENHANCED GMIB EXAMPLE:

On the tenth Contract Anniversary, the GMIB value is equal to 1, 2 or 3.

         1) The MAV
               The MAV on the ninth Contract Anniversary                                $180,000
               Reduced proportionately by the percentage of Contract Value
                 withdrawn:   ($20,000 / $160,000) = 0.125 x $180,000 =                -  22,500
                                                                                        $157,500

         2) The 3% Annual Increase Amount
               Initial Purchase Payment                                                 $100,000.00
               Increased by 3% on the first Contract Anniversary                        X      1.03
                                                                                        $103,000.00
               Increased by 3% on the second Contract Anniversary                       X      1.03
                                                                                        $106,090.00
               Increased by 3% on the third Contract Anniversary                        X      1.03
                                                                                        $109,272.70
               On the ninth Contract Anniversary the
                 Annual Increase Amount is                                              $130,477.32
               Reduced proportionately by the percentage of Contract Value
                 withdrawn:   ($20,000 / $160,000) = 0.125 x $130,477.32 =            -   16,309.66
                                                                                        $114,167.65
               Increased by 3% on the tenth Contract Anniversary                        X      1.03
                                                                                        $117,592.68
               Verifying  that the 3%  Annual  Increase  Amount  is  within  the maximum limit:
                   1.5 times Purchase Payments:    1.5 x $100,000 =                        $150,000
                   Reduced proportionately by the percentage of Contract Value
                     withdrawn:   ($20,000 / $160,000) = 0.125 x $150,000 =                  18,750
                                                                                           $131,250

         3) The 5% Annual Increase Amount
               Initial Purchase Payment                                                 $100,000.00
               Increased by 5% on the first Contract Anniversary                        X      1.05
                                                                                        $105,000.00
               Increased by 5% on the second Contract Anniversary                       X      1.05
                                                                                        $110,250.00
               Increased by 5% on the third Contract Anniversary                        X      1.05
                                                                                        $115,762.90
               On the ninth Contract Anniversary the
                 Annual Increase Amount is                                              $155,132.80
               Reduced proportionately by the percentage of Contract Value
                 withdrawn:   ($20,000 / $160,000) = 0.125 x $155,132.80 =            -   19,391.60
                                                                                        $135,741.22
               Increased by 5% on the tenth Contract Anniversary                        X      1.05
                                                                                        $142,528.28
               Verifying  that the 5%  Annual  Increase  Amount  is  within  the maximum limit:
                   2 times Purchase Payments made in the first
                     five Contract Years: 2 x $100,000 =                                  $200,000
                   Reduced proportionately by the percentage of Contract Value
                     withdrawn:   ($20,000 / $160,000) = 0.125 x $200,000 =             -   25,000
                                                                                          $175,000

The MAV is greater than both of the Annual Increase Amounts, therefore, the Enhanced GMIB value on the tenth Contract Anniversary is equal to $157,500.

If the GMIB value is greater than your Contract Value on the Income Date, the Payee might receive a higher Annuity Payment if you use the GMIB value. However, the guaranteed fixed payout rates available with the GMIB value might be more conservative than the current fixed payout rates that are otherwise available. Therefore, the Annuity Payment the Payee would receive if you use the GMIB value might be less than the payment that would result from using the Contract Value, even if the GMIB value is greater than the Contract Value. We will use whichever amount produces the greatest Annuity Payment.

3. PURCHASE
--------------------------------------------------------------------------------
PURCHASE PAYMENTS

A Purchase Payment is the money you put into the Contract during the Accumulation Phase. The minimum initial Purchase Payment we accept for New Contracts is as follows:

With selection of a Guaranteed Benefit Package (GBP) $25,000 or more No GBP and if you purchase a...
     Non-Qualified Contract                                $5,000 or more
     Non-Qualified Contract and select the
         automatic investment plan                         $2,000 or more
     Qualified Contract                                    $2,000 or more

For both Old and New Contracts, you can make additional Purchase Payments of $250 or more (or $100 or more if you select our automatic investment plan) during the Accumulation Phase. However, you cannot make additional Purchase Payments after you exercise the GPWB (if applicable) or after the Income Date.

The maximum cumulative amount we will accept without prior approval is $1 million (including amounts already invested in other Allianz Life of New York variable annuities).

We may, at our sole discretion, waive minimum payment requirements. We reserve the right to decline any Purchase Payment. Both you and the Annuitant must be under age 86 on the Issue Date to buy this Contract.

This product is not designed for professional market-timing organizations, other entities, or persons using programmed, large or frequent transfers.

When available, the Contract may be used in connection with certain tax qualified retirement plans. The Contract includes attributes such as tax deferral on accumulated earnings. Qualified retirement plans provide their own tax deferral benefit; the purchase of this Contract does not provide additional tax deferral benefits beyond those provided in the qualified plan. Accordingly, if you are purchasing the Contract through a qualified plan, you should consider purchasing this Contract for its death benefit, annuity benefits, and other non-tax related benefits. Please consult a tax advisor for information specific to your circumstances to determine whether the Contract is an appropriate investment for you.

AUTOMATIC INVESTMENT PLAN

The automatic investment plan (AIP) is a program that allows you to make additional Purchase Payments to your Contract on a monthly or quarterly basis by electronic transfer of funds from your savings or checking account. You may participate in this program by completing the appropriate form. We must receive your form by the first of the month in order for the AIP to begin that same month. Investments will take place on the 20th of the month, or the next Business Day. The minimum investment that you can make by AIP is $100. You may stop the AIP at any time you want. We need to be notified by the first of the month in order to stop or change the AIP that month. If the AIP is used for a Qualified Contract, you should consult your tax adviser for advice regarding maximum contributions. AIP is not available for Qualified Contracts that fund a tax-qualified plan under sections 401 or 403(b) of the Internal Revenue Code.

ALLOCATION OF PURCHASE PAYMENTS

When you purchase a Contract, we will allocate your Purchase Payment to the Investment Choices you have selected. We ask that you allocate your money in either whole percentages or round dollars. Transfers do not change the allocation instructions for payments. You can instruct us how to allocate additional Purchase Payments you make. If you do not instruct us, we will allocate them in the same way as your previous instructions to us. You may change the allocation of future payments without fee, penalty or other charge upon written notice or telephone instructions to the USAllianz Service Center. A change will be effective for payments received on or after we receive your notice or instructions.

We reserve the right to limit the number of Investment Options that you may invest in at one time. Currently, you may invest in up to ten Investment Options. We may change this in the future. However, we will always allow you to invest in at least five Investment Options.

Once we receive your Purchase Payment and the necessary information, we will issue your Contract and allocate your first Purchase Payment within two Business Days. If you do not give us all of the information we need, we will contact you or your registered representative to get it. If for some reason we are unable to complete this process within five Business Days, we will either send back your money or get your permission to keep it until we get all of the necessary information. If you make additional Purchase Payments, we will credit these amounts to your Contract within one Business Day. Our Business Day closes when regular trading on the New York Stock Exchange closes, which is usually at 4:00 p.m. Eastern Time.

TAX-FREE SECTION 1035 EXCHANGES

You generally can exchange one annuity contract for another in a "tax-free" exchange under Section 1035 of the Internal Revenue Code. You also can generally exchange a life insurance product for an annuity contract. Before making an exchange, you should compare both contracts carefully. Remember that if you exchange a life insurance policy or annuity contract for the Contract described in this prospectus:

o    you might have to pay a withdrawal charge on your previous contract;
o    there will be a new withdrawal charge period for this Contract;
o    other charges under this Contract may be higher (or lower); and
o    the benefits may be different.

If the exchange does not qualify for Section 1035 treatment, you also may have to pay federal income tax on the exchange. You should not exchange an existing life insurance product or another annuity contract for this one unless you determine that the exchange is in your best interest.

FAXED APPLICATIONS

We will accept applications delivered in writing, as well as via fax. We will treat a manually signed faxed application as an application delivered in writing. Please note that fax communications may not always be available. Any fax system, whether it is ours, yours or your registered representative's, can experience outages or slowdowns for a variety of reasons. These outages or slowdowns may delay or prevent our processing of your request. Although we have taken precautions to help our systems handle heavy use, we cannot promise complete reliability under all circumstances. If you are experiencing problems, you should submit your application in writing to our Service Center. We do not currently accept applications delivered via e-mail, web site, or other electronic communications. This may be available in the future.

FREE LOOK/RIGHT TO EXAMINE

If you change your mind about owning the Contract, you can cancel it within 10 days after receiving it. However, this time frame may be extended depending on the source of the funds and/or qualification type of your Contract. When you cancel the Contract within this time period, we will not assess a withdrawal charge. You will receive back your Contract Value as of the day we receive your request. If you have purchased the Contract as an IRA however, we are required to give you back your Purchase Payment. If that is the case, we have the right to allocate your initial Purchase Payment to the USAZ Money Market Fund for 15 days after we receive it. At the end of that period, we will re-allocate your money as you selected. Currently, however, we will directly allocate your money to the Investment Choices you have selected on your application. The free look provision under the Contract is also called the right to examine.

ACCUMULATION UNITS

Your Contract Value in the subaccounts will go up or down depending upon the investment performance of the Investment Option(s) you choose. Your Contract Value will also depend on the charges of the Contract. In order to keep track of your Contract Value, we use a measurement called an Accumulation Unit (which is like a share of a mutual fund). If you select variable payouts during the Payout Phase of the Contract, we call this measurement an Annuity Unit.

When you make a Purchase Payment, we credit your Contract with Accumulation Units for any portion of your Purchase Payment allocated to an Investment Option. The Purchase Payments you allocate to the Investment Options are actually placed into subaccounts. Each subaccount invests exclusively in one Investment Option. We determine the number of Accumulation Units we credit your Contract with by dividing the amount of the Purchase Payment allocated to a subaccount by the value of the corresponding Accumulation Unit.

Every Business Day we determine the value of an Accumulation Unit for each subaccount by multiplying the Accumulation Unit value for the previous period by a factor for the current period. The factor is determined by:

o dividing the net asset value of a subaccount at the end of the current period by the net asset value of the subaccount for the previous period; and
o multiplying it by one minus the amount of the total Separate Account expenses for the period and any charges for taxes.

We calculate the value of each Accumulation Unit after regular trading on the New York Stock Exchange closes each Business Day. The value of an Accumulation Unit may go up or down from Business Day to Business Day. We calculate your Contract Value in the Investment Options by multiplying the Accumulation Unit value in each subaccount by the number of Accumulation units for each subaccount and then adding those results together.

EXAMPLE: On Wednesday we receive an additional Purchase Payment of $3,000 from you. When the New York Stock Exchange closes on that Wednesday, we determine that the value of a subaccount Accumulation Unit based on an investment in the Investment Option you chose is $12.50. We then divide $3,000 by $12.50 and credit your Contract on Wednesday night with 240 subaccount Accumulation Units for the Investment Option you chose.

4. INVESTMENT OPTIONS
--------------------------------------------------------------------------------
The Contract offers the Investment Options listed in the following table. Each Investment Option has its own investment objective. In the future we may add, eliminate or substitute Investment Options.

YOU SHOULD READ THE INVESTMENT OPTION'S PROSPECTUSES CAREFULLY BEFORE INVESTING. The Investment Options invest in different types of securities and follow varying investment strategies. There are potential risks associated with each of these types of securities and investment strategies. For example, an Investment Option's performance may be affected by risks specific to certain types of investments, such as foreign securities, derivative investments, non-investment grade debt securities, initial public offerings (IPOs) or companies with relatively small market capitalizations. IPOs and other investment techniques may have a magnified performance impact on an Investment Option with a small asset base. An Investment Option may not experience similar performance as its assets grow. The operation of the Investment Options and the various risks associated with the Investment Options are described in the Investment Option prospectuses. To obtain a current prospectus for any of the Investment Options call either your registered representative or us (at the toll free number listed at the back of this prospectus). We will send copies of the Investment Option's prospectuses to you with your Contract.

Certain Investment Options issue two or more classes of shares and certain share classes may have Rule 12b-1 expenses. The classes of shares currently offered by this Contract are listed in the table of annual operating expenses for each Investment Option in Appendix A. For more information about share classes, see the Investment Option's prospectuses.

The investment objectives and policies of certain Investment Options may be similar to the investment objectives and policies of other portfolios that the same investment advisers manage. Although the objectives and policies may be similar, the investment results of the Investment Options may be higher or lower than the results of such portfolios. The investment advisers cannot guarantee, and make no representation, that the investment results of similar Investment Options will be comparable even though the Investment Options have the same investment advisers and objectives.

We offer other variable annuity contracts that may invest in the same Investment Options. These contracts may have different charges and may offer different benefits more suitable to your needs. For more information about these contracts, please contact our Service Center.

The following is a list of the Investment Options available under the Contract, the investment advisers and sub-advisers for each Investment Option, the investment objectives for each Investment Option, and the primary investments of each Investment Option.

                                                     INVESTMENT OPTIONS
------------------------------------------------------------------------------------------------------------------------------------
                                                    ASSET CATEGORIES
                                           -----------------------------------

Investment Management      Investment             SB  S  CE   IT  HB  IE  L  L  L  S  M   Objective(s) Primary Investments
Company                    Option                 ho  p  aq   ne  io  nq  a  a  a  m  i
----------------------                            on  e  su   tr  gn  tu  r  r  r  a  d
                                                  rd  c  hi   em  hd  ei  g  g  g  l  -
Adviser/Sub-Adviser                               ts  i   v   r    s  rt  e  e  e  l  C
                                                  -   a   a   mB  Y   ny              a
                                                  T   l   l   eo  i   a   B  V  G  C  p
                                                  e   t   e   dn  e   t   l  a  r  a
                                                  r   y   n   id  l   i   e  l  o  p
                                                  m       t   as  d   o   n  u  w
                                                              t       n   d  e  t
                                                              e       a         h
                                                                      l
                  ----------------------- ---- -- -- --- --- --- -- -- --- -- -- ---------------- --------------------------------
   AIM                    USAZ AIM Basic Value                               X          Long-term     At least 65% of total assets
   o managed by           Fund                                                          growth of     in equity securities of U.S.
     USAllianz Advisers,                                                                capital       issuers that have market
     LLC/ A I M Advisors,                                                                             capitalizations of greater
     Inc.                                                                                             than $500 million and that the
                                                                                                      portfolio managers believe to
                                                                                                      be undervalued.
                         -----------------------------------------------------------------------------------------------------------
                          USAZ AIM Blue Chip                                    X       Long-term     At least 80% of net assets in
                          Fund                                                          growth of     the common stocks of blue chip
                                                                                        capital       with a  companies.
                                                                                        secondary
                                                                                        objective of
                                                                                        current income
                         -----------------------------------------------------------------------------------------------------------
                          USAZ AIM Dent               X                                 Long-term     Investment in securities of
                          Demographic Trends                                            growth of     companies that are likely to
                          Fund                                                          capital       benefit from changing demo-
                                                                                                      graphic,economic and lifestyle
                                                                                                      trends. May invest up to 25%
                                                                                                      of total assets in foreign
                                                                                                      securities which no more than
                                                                                                      15% of its total assets may be
                                                                                                      invested in securities of
                                                                                                      companies domiciled  in
                                                                                                      developing countries.
                         -----------------------------------------------------------------------------------------------------------
                          USAZ AIM                                    X                 Long-term     At least 80% of net assets in
                          International Equity                                          growth of     marketable equity securities
                          Fund                                                          capital       of foreign companies that are
                                                                                                      listed on a recognized foreign
                                                                                                      securities exchange or traded
                                                                                                      in a foreign over-the-counter
                                                                                                      market.
 -----------------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein       USAZ                                               X          Long-term     At least 65% in dividend
  o  managed by           AllianceBernstein                                             growth of     paying stocks of large
     USAllianzAdvisers,   Growth and Income Fund                                        capital       well-established "blue chip"
     LLC/Alliance Capital                                                                             companies.
     Management L.P.
                         -----------------------------------------------------------------------------------------------------------
                          USAZ                                                  X       Long-term     At least 80% of net assets in
                          AllianceBernstein                                             growth of     equity securities of U.S.
                          Large Cap Growth Fund                                         capital       companies judged by adviser
                                                                                                      likely to achieve superior
                                                                                                      earnings growth.
   ---------------------------------------------------------------------------------------------------------------------------------
  Davis                   Davis VA Financial          X                                 Growth of     At least 80% in common stock
   o  managed by Davis    Portfolio                                                     capital       of companies "principally
      Advisors                                                                                        engaged" in financial services
                         -----------------------------------------------------------------------------------------------------------
                          Davis VA Value                                     X          Growth of     Common stock of U.S. companies
                          Portfolio                                                     capital       with market capitalizations of
                                                                                                      at  least $10 billion, which
                                                                                                      adviser believes are of  high
                                                                                                      quality and  whose  shares are
                                                                                                      selling at attractive prices,
                                                                                                      stocksare selected with the
                                                                                                      intention of holding them for
                                                                                                      the long term.
 -----------------------------------------------------------------------------------------------------------------------------------
     Dreyfus              Dreyfus IP Small Cap                                     X    Match         Invests in a representative
   o  managed by The      Stock Index Portfolio                                         performance   sample of stocks included in
      Dreyfus Corporation                                                               of the        the S&P Small Cap 600 Index,
                                                                                        Standard &    and in futures whose
                                                                                        Poors Small   performance is related to the
                                                                                        Cap 600       index, rather than attempt to
                                                                                        Index         replicate the index.
                         -----------------------------------------------------------------------------------------------------------
                          Dreyfus Stock Index                             X             Match total   Invests in all 500 stocks in
                          Fund                                                          return of     the S&P 500 in proportion to
                                                                                        the S&P 500   their weighting in the index.
                                                                                        Composite
                                                                                        Stock Price
                                                                                        Index
 -----------------------------------------------------------------------------------------------------------------------------------
   Franklin Templeton     Franklin Global             X                                 Capital       At least 80% of net assets in
   o  managed by          Communications                                                appreciation  investments of communications
      Franklin            Securities Fund                                               and current   companies. Communications
      Advisers, Inc.                                                                    income        companies are those that are
                                                                                                      primarily engaged in providing
                                                                                                      the  distribution, content and
                                                                                                      equipment related  to the
                                                                                                      creation, transmission or
                                                                                                      processing of information.
                         -----------------------------------------------------------------------------------------------------------
                          Franklin Growth and                             X             Capital       Invests mainly in a broadly
                          Income Securities Fund                                        appreciation, diversified portfolio of
                                                                                        with current  equity securities that the
                                                                                        income as a   Fund's manager considers to be
                                                                                        secondary     financially strong but
                                                                                        goal          undervalued by the market.
                         -----------------------------------------------------------------------------------------------------------
                          Franklin High Income                    X                     High current  Invests mainly in debt
                          Fund                                                          income with   securities offering high yield
                                                                                        capital       and expected total return,
                                                                                        appreciation  including securities that are
                                                                                        as a          rated below investment grade
                                                                                        secondary     or unrated.
                                                                                        goal
                         -----------------------------------------------------------------------------------------------------------
                          Franklin Income                         X                     Maximize      Normally invests in corporate
                          Securities Fund                                               income while  and government bonds and in
                                                                                        maintaining   equity securities that have
                                                                                        prospects for attractive dividend yields.
                                                                                        capital
                                                                                        appreciation
                         -----------------------------------------------------------------------------------------------------------
                          Franklin Large Cap                                    X       Capital       At least 80% of net assets in
                          Growth Securities Fund                                        appreciation  investments of large
                                                                                                      capitalization  companies. For
                                                                                                      this Fund, large cap companies
                                                                                                      are those with market cap
                                                                                                      values within those of the top
                                                                                                      50% of companies in the
                                                                                                      Russell 100 Index, at the
                                                                                                      time of purchase.
                         -----------------------------------------------------------------------------------------------------------
                          Franklin Real Estate        X                                 Capital       At least 80% of net assets in
                          Fund                                                          appreciation  investments of companies
                                                                                        with current  operating in the real estate
                                                                                        income as a   sector. The Fund invests
                                                                                        secondary     primarily in equity real
                                                                                        goal          estate investment trusts
                                                                                                      (REITs).
 -----------------------------------------------------------------------------------------------------------------------------------
   o  managed by          Franklin Rising                                             X Long-term     At least 80% of net assets in
      Franklin            Dividends Securities                                          capital       investments of companies that
      Advisory            Fund                                                          appreciation. have paid rising dividends.
      Services, LLC                                                                     Preservation
                                                                                        of capital is
                                                                                        an important
                                                                                        secondary
                                                                                        consideration
 -----------------------------------------------------------------------------------------------------------------------------------
   o  managed by          Franklin Small Cap                                       X    Long-term     At least 80% of net assets in
      Franklin            Fund                                                          capital       investments of small
      Advisers, Inc.                                                                    growth        capitalization companies. For
                                                                                                      this Fund,small cap companies
                                                                                                      are those with market
                                                                                                      capitalization values not
                                                                                                      exceeding (i) $1.5 billion;or
                                                                                                      (ii) the highest market
                                                                                                      capitalization value in the
                                                                                                      Russell 2000(R)Index;whichever
                                                                                                      is greater at the time of
                                                                                                      purchase.
 -----------------------------------------------------------------------------------------------------------------------------------
   o  managed by          Franklin Small Cap                                       X    Long term     At least 80% of net assets in
      Franklin            Value Securities Fund                                         total return  investments of small
      Advisory                                                                                        capitalization companies. For
      Services, LLC                                                                                   this Fund, small cap companies
                                                                                                      are those with market cap
                                                                                                      values not exceeding 2.5
                                                                                                      billion, at the time of
                                                                                                      purchase. The  Fund's manager
                                                                                                      invests in small companies
                                                                                                      that it believes are
                                                                                                      undervalued.
 -----------------------------------------------------------------------------------------------------------------------------------
   o  managed by          Franklin U.S.           X                                     Income        At least 80% of its net assets
      Franklin            Government Fund                                                             in U.S. government securities,
      Advisers, Inc.                                                                                  primarily fixed and variable
                                                                                                      rate mortgage-backed
                                                                                                      securities, a substantial
                                                                                                      portion of which is in Ginnie
                                                                                                      Maes.
                         -----------------------------------------------------------------------------------------------------------
                          Franklin Zero Coupon    X                                     As high an    At least 80% of net assets in
                          Fund 2005                                                     investment    zero coupon debt securities,
                                                                                        return as is  primarily U.S.Treasury-issued
                                                                                        consistent    stripped securities and
                                                                                        with capital  stripped securities issued by
                                                                                        preservation  the U.S. government and its
                                                                                                      agencies and
                                                                                                      instrumentalities.
                         -----------------------------------------------------------------------------------------------------------
                          Franklin Zero Coupon                X                         As high an    At least 80% of net assets in
                          Fund 2010                                                     investment    zero coupon debt securities,
                                                                                        return as is  primarily U.S.Treasury-issued
                                                                                        consistent    stripped securities and
                                                                                        with capital  stripped securities issued by
                                                                                        preservation  the U.S. government and its
                                                                                                      agencies and
                                                                                                      instrumentalities.
 -----------------------------------------------------------------------------------------------------------------------------------
   o  managed by          Mutual Discovery                            X                 Capital       Invests mainly in U.S. and
      Franklin Mutual     Securities Fund                                               appreciation  foreign equity securities of
      Advisers, LLC                                                                                   companies that the Fund's
                                                                                                      manager believes are available
                                                                                                      at market prices less than
                                                                                                      their intrinsic value, based
                                                                                                      on certain recognized or
                                                                                                      objective criteria; including
                                                                                                      undervalued stocks,
                                                                                                      restructuring companies and
                                                                                                      distressed companies.
                         -----------------------------------------------------------------------------------------------------------
                          Mutual Shares                                               X Capital       Invests mainly in U.S. equity
                          Securities Fund                                               appreciation, securities that the Fund's
                                                                                        with income   manager believes are available
                                                                                        as a          at market prices less than
                                                                                        secondary     their intrinsic value based on
                                                                                        goal          certain recognized or
                                                                                                      objective criteria, including
                                                                                                      undervalued stocks,
                                                                                                      restructuring companies
                                                                                                      and distressed companies.
 -----------------------------------------------------------------------------------------------------------------------------------
   o  managed by          Templeton Developing        X                                 Long-term     At least 80% of net assets in
      Templeton           Markets Securities                                            capital       emerging market investments,
      Asset               Fund                                                          appreciation  primarily equity securities.
      Management, Ltd.
 -----------------------------------------------------------------------------------------------------------------------------------
   o   managed by         Templeton Foreign                           X                 Long-term     At least 80% of net assets in
       Templeton          Securities Fund                                               capital       investments, primarily equity
       Investment                                                                       growth        securities, of issuers located
       Counsel, LLC                                                                                   outside the U.S., including
                                                                                                      those in emerging markets.
 -----------------------------------------------------------------------------------------------------------------------------------
   o   managed by         Templeton Growth                            X                 Long-term     Invests mainly in equity
       Templeton          Securities Fund                                               capital       securities of companies
       Global  Advisors                                                                 growth        located anywhere in the world,
       Limited                                                                                        including those in the U.S.
                                                                                                      and in emerging markets.
 -----------------------------------------------------------------------------------------------------------------------------------
   o  managed by          USAZ Templeton                              X                 Long-term     At least 80% of net assets in
      USAllianz           Developed Markets Fund                                        capital       equity securities of companies
      Advisers, LLC/                                                                    appreciation  located in any developed
      Templeton                                                                                       country outside the U.S., with
      Investment                                                                                      particular areas of interest
      Counsel, LLC                                                                                    in Western Europe, Australia,
                                                                                                      Canada, New Zealand, Hong
                                                                                                      Kong, Japan, Bermuda and
                                                                                                      Singapore.
 -----------------------------------------------------------------------------------------------------------------------------------
   Jennison               Jennison 20/20 Focus                                  X       Long-term     Invests in up to 20 value
   o  managed by          Portfolio                                                     growth of     stocks and 20 growth stocks of
      Prudential                                                                        capital       mid-to-large size U.S.
      Investments Fund                                                                                companies.
      Management
      LLC/Jennison
      Associates, LLC
                         -----------------------------------------------------------------------------------------------------------
                          SP Jennison                                 X                 Long-term     Equity-related securities of
                          International Growth                                          growth of     foreign issuers.
                          Portfolio                                                     capital
                         -----------------------------------------------------------------------------------------------------------
                          SP Strategic Partners                           X             Long-term     At least 65% of total assets
                          Focused Growth                                                growth of     in equity-related securities
                          Portfolio                                                     capital       of U.S. companies that the
                                                                                                      adviser believes to have
                                                                                                      strong capital appreciation
                                                                                                      potential.
 -----------------------------------------------------------------------------------------------------------------------------------
   Oppenheimer            Oppenheimer Global                          X                 Long-term     Securities - mainly common
   o  managed by          Securities Fund/VA                                            capital       stocks, but also other equity
      Oppenheimer Funds,                                                                appreciation  securities including preferred
      Inc.                                                                                            stocks and securities
                                                                                                      convertible into common stock
                                                                                                      -of foreign issuers, "growth
                                                                                                      -type" companies, cyclical
                                                                                                      industries and special
                                                                                                      situations the adviser
                                                                                                      believes offer appreciation
                                                                                                      possibilities.
                         -----------------------------------------------------------------------------------------------------------
                          Oppenheimer High                        X                     High level    High-yield fixed-income
                          Income Fund/VA                                                of current    securities of domestic and
                                                                                        income        foreign issuers.
                         -----------------------------------------------------------------------------------------------------------
                          Oppenheimer Main                                X             High total    Common stocks of U.S.
                          Street  Fund/VA                                               return (which companies; other equity
                                                                                        includes      securities -- such as
                                                                                        growth in the preferred stocks and
                                                                                        value of its  securities convertible into
                                                                                        shares as     common stocks; debt
                                                                                        well as       securities.
                                                                                        current income)
 -----------------------------------------------------------------------------------------------------------------------------------
   o  managed by          USAZ Oppenheimer                                         X    Capital       Invests in companies that have
      USAllianz Advisers, Emerging Growth Fund                                          appreciation  the potential to become
      LLC/Oppenheimer                                                                                 leaders in new emerging
      Funds, Inc.                                                                                     markets.
 -----------------------------------------------------------------------------------------------------------------------------------
                          USAZ Oppenheimer Emerging    X                                Superior long At least 80% of assets in
                          Technologies Fund                                             term growth   securities of companies
                                                                                        of capital    involved with innovative
                                                                                                      technologies.
------------------------------------------------------------------------------------------------------------------------------------
   PIMCO                  PIMCO VIT High Yield                    X                     Maximum total At least 80% of assets in
   o  managed by          Portfolio                                                     return,       high-yield securities ("junk
      Pacific Investment                                                                consistent    bonds")rated below investment
      Management Company                                                                with          grade, but at least "B" by
      LLC                                                                               preservation  Moody's or S&P.
                                                                                        of capital and
                                                                                        prudent
                                                                                        investment
                                                                                        management
                         -----------------------------------------------------------------------------------------------------------
                          PIMCO VIT Real Return               X                         Maximum real  At least 65% of its total
                          Portfolio                                                     return,       assets in inflation-indexed
                                                                                        consistent    bonds of varying maturities
                                                                                        with          issued by the U.S. and
                                                                                        preservation  non-U.S. governments, their
                                                                                        of real       agencies or instrumentalities,
                                                                                        capital and   and corporations.
                                                                                        prudent
                                                                                        investment
                                                                                        management
                         -----------------------------------------------------------------------------------------------------------
                          PIMCO VIT StocksPLUS                                  X       Total return  Substantially in S&P 500
                          Growth and Income                                             exceeding     derivatives, backed by a
                          Portfolio                                                     that of the   portfolio of fixed income
                                                                                        S&P 500       instruments.
                         -----------------------------------------------------------------------------------------------------------
                          PIMCO VIT Total                     X                         Maximum total At least 65% of assets in
                          Return Portfolio                                              return,       fixed income instruments of
                                                                                        consistent    varying maturities.
                                                                                        with
                                                                                        preservation
                                                                                        of capital and
                                                                                        prudent
                                                                                        investment
                                                                                        management
 -----------------------------------------------------------------------------------------------------------------------------------
   o  managed by          USAZ PIMCO NFJ Small                                     X    Long-term     At least 80% of its assets in
      USAllianz Advisers, Cap Value Fund                                                growth of     companies with market
      LLC/ NFJ Investment                                                               capital and   capitalization of between $100
      Group LP and PIMCO                                                                income        million and $1.5 billion at
      Advisors Retail                                                                                 the time of investment.
      Holdings LLC

 -----------------------------------------------------------------------------------------------------------------------------------
   o  managed by          USAZ PIMCO PEA Growth                           X             Long-term     At least 65% of its total
      USAllianz Advisers, & Income Fund                                                 growth of     assets in common stocks of
      LLC/PIMCO Equity                                                                  capital ;     companies with market
      Advisors, LLC                                                                     secondary     capitalizations of more than
                                                                                        emphasis on   $1 billion at the time of
                                                                                        income        investment.
                         -----------------------------------------------------------------------------------------------------------
                          USAZ PIMCO PEA                                              X Long-term     At least 65% of total assets
                          Renaissance Fund                                              growth of     in common stocks of companies
                                                                                        capital and   with below-average valuations
                                                                                        income        whose business fundamentals
                                                                                                      are expected to improve.
                         -----------------------------------------------------------------------------------------------------------
                          USAZ PIMCO PEA Value                               X          Long-term     At least 65% of its total
                          Fund                                                          growth of     assets in common stocks of
                                                                                        capital and   companies with market
                                                                                        income        capitalizations of more than
                                                                                                      $5 billion at the time of
                                                                                                      investment.
 -----------------------------------------------------------------------------------------------------------------------------------
   Seligman               Seligman Small-Cap                                       X    Long-term     At least 80% of net assets in
   o  managed by J. & W.  Value Portfolio                                               capital       common stocks of "value"
      Seligman & Co.                                                                    appreciation  companies with small market
      Incorporated                                                                                    capitalization (up to $2
                                                                                                      billion) at the time of
                                                                                                      purchase  by the  portfolio.
 -----------------------------------------------------------------------------------------------------------------------------------
   USAZ                   USAZ Money Market Fund         X                              Current       At least 80% of total assets
   o  managed by                                                                        income        in portfolio of high quality,
      USAllianz Advisers LLC/                                                           consistent    money market investments.
      Prudential                                                                        with stability
      Investment                                                                        of principal
      Management, Inc.
 -----------------------------------------------------------------------------------------------------------------------------------
   Van Kampen
   o managed by           USAZ Van Kampen                                             X Capital       At least 65% of total assets
     USAllianz Advisers,  Aggressive Growth Fund                                        growth        in common stocks and other
     LLC/Van Kampen                                                                                   equity securities the adviser
     Investment Advisory                                                                              believes have an above-average
     Corp.                                                                                            potential for capital growth.
 -----------------------------------------------------------------------------------------------------------------------------------
   o managed by           USAZ Van Kampen                                    X          Capital       Invests primarily in equity
     USAllianz Advisers,  Comstock Fund                                                 growth and    securities, including common
     LLC/Van Kampen                                                                     income        stocks, preferred stocks and
     Asset Management                                                                                 securities convertible into
     Inc.                                                                                             common and preferred stocks.
                         -----------------------------------------------------------------------------------------------------------
                          USAZ Van Kampen                                       X       Capital       Invests primarily  in a
                          Emerging Growth Fund                                          appreciation  portfolio of common stocks of
                                                                                                      emerging growth companies.
                         -----------------------------------------------------------------------------------------------------------
                          USAZ Van Kampen                             X                 Long term     Invests primarily in a
                          Global Franchise Fund                                         capital       non-diversified portfolio of
                                                                                        appreciation  publicly traded equity
                                                                                                      securities  of issuers
                                                                                                      located throughout the
                                                                                                      world that it believes  have,
                                                                                                      among other things, resilient
                                                                                                      business franchises and growth
                                                                                                      potential.
                         -----------------------------------------------------------------------------------------------------------
                          USAZ Van Kampen                                    X          Income and    Invests primarily in
                          Growth and Income Fund                                        long-term     income-producing equity
                                                                                        growth of     securities, including common
                                                                                        capital       stocks and convertible
                                                                                                      securities; also in non-
                                                                                                      convertible  preferred
                                                                                                      stocks and debt  securities
                                                                                                      rated "investment  grade."
 -----------------------------------------------------------------------------------------------------------------------------------
   o  managed by          USAZ Van Kampen                                             X Capital       Invests primarily in common
      USAllianz Advisers  Growth Fund                                                   growth        stocks and other equity
      LLC/Van Kampen                                                                                  securities of growth
      Investment Advisory                                                                             companies.
      Corp.
 -----------------------------------------------------------------------------------------------------------------------------------

Shares of the Investment Options may be offered in connection with certain variable annuity contracts and variable life insurance policies of various insurance companies that may or may not be affiliated with us. Certain Investment Options may also be sold directly to pension and retirement plans that qualify under Section 401 of the Internal Revenue Code. As a result, a material conflict of interest may arise between insurance companies, owners of different types of contracts and retirement plans or their participants. Each Investment Option's Board of Directors will monitor for the existence of any material conflicts, and determine what action, if any, should be taken.

We may enter into certain arrangements under which we, or our affiliate USAllianz Investor Services, LLC, the principal underwriter for the Contracts, are compensated by the Investment Options' advisers, distributors and/or affiliates for the administrative services and benefits which we provide to the Investment Options. The amount of the compensation usually is based on the aggregate assets of the Investment Options or other investment portfolios from contracts that we issue or administer. Some advisers may pay us more or less than others. The amounts we receive under these arrangements may be significant. In addition, our affiliate USAllianz Investor Services, LLC, may receive 12b-1 fees deducted from certain Investment Option assets attributable to the Contract for providing distribution and support services to some Investment Options. Because 12b-1 fees are paid out of an Investment Option's assets on an ongoing basis, over time they will increase the cost of an investment in the Investment Option.

SUBSTITUTION AND LIMITATION ON FURTHER INVESTMENTS

We may substitute another Investment Option for one of the Investment Options you have selected. We may make substitutions with respect to existing investments, the investment of future Purchase Payments, or both. New or substitute Investment Options may have different fees and expenses, and their availability may be limited to certain classes of purchasers. We may limit further investment in or transfers to an Investment Option if marketing or tax considerations or investment considerations warrant. We also may close Investment Options to allocations of Purchase Payments or Contract Value, or both, at any time and in our sole discretion. The fund companies which sell shares of the Investment Options to us pursuant to participation agreements may terminate those agreements and discontinue offering their shares to us. We may not substitute any shares without notice to you and prior approval of the SEC, to the extent required by the Investment Company Act of 1940 or other applicable law.

TRANSFERS

You can make transfers among the Investment Choices subject to certain restrictions. Transfers may be subject to a transfer fee (for more information see section 6, Expenses - Transfer Fee). We currently allow you to make as many transfers as you want to each year. We may change this practice in the future. However, this product is not designed for professional market-timing organizations or other persons using programmed, large, or frequent transfers. Such activity may be disruptive to an Investment Option. We reserve the right to reject any specific Purchase Payment allocation or transfer request from any person, if in the investment adviser's or our judgment, an Investment Option would be unable to invest effectively in accordance with its investment objectives and policies. Excess trading activity can disrupt fund management strategy and increase expenses, which are borne by all Contract Owners who allocated Purchase Payments or made transfers to the Investment Option, regardless of their activity.

The following applies to any transfer:

1) The minimum amount that you can transfer is $1,000 or the entire amount in the Investment Choice. We waive this requirement if the transfer is in connection with the DCA or flexible rebalancing programs.

2) We may choose not to allow you to make transfers during the free look/right to examine period.

3)   Your request for a transfer must clearly state:

     o    which Investment Choices are involved in the transfer; and

     o    how much the transfer is for.

4) You cannot make any transfers within seven calendar days prior to your Income Date.

5) After the Income Date, you may not make a transfer from a fixed Annuity Option to a variable Annuity Option.

6) After the Income Date, you can make at least one transfer from a variable Annuity Option to a fixed Annuity Option.

7) Your right to make transfers is subject to modification if we determine, in our sole discretion, that the exercising of the right by one or more Contract Owners is, or would be, to the disadvantage of other Contract Owners. We may apply restrictions in any manner reasonably designed to prevent any use of the transfer right which we consider to be to the disadvantage of other Contract Owners. The modifications that we could apply to transfers may include, but are not limited to:

     o    the requirement of a minimum time period between each transfer;
     o not accepting a transfer request from a registered representative acting on behalf of more than one Contract Owner; or
     o    limiting the dollar amount that you may transfer at any one time; or
     o    not accepting telephone or fax transfer instructions

If we impose a minimum time period between each transfer or if we limit the dollar amount of a transfer and/or restrict the telephone/fax privileges, we will notify you in writing. If we impose any of these restrictions, we may require you to submit instructions in writing.

If we reject a transfer request, we will call your registered representative to request alternate instructions. If we are unable to contact your registered representative, we will contact you directly.

We reserve the right to modify the transfer provisions at any time without prior notice to any party subject to the guarantees described above and subject to applicable state law.

Certain  Investment  Options  may  impose   restrictions  on  transfers  between
Investment Options in an affiliated group of Investment Options if the investment adviser to one or more of the Investment Options determines that the Contract Owner requesting the transfer has engaged or is engaging in market timing or other abusive trading activities. In this event, the transfer may be delayed for one or more Business Days. This restriction would only apply to a transfer between two affiliated Investment Options, and in no event would it restrict a withdrawal from an Investment Option. If we receive a transfer instruction that we cannot implement for a period of time because of transfer restrictions, we will implement the instruction in accordance with the transfer restriction policy of the applicable Investment Option. In this event, you will receive a confirmation showing the date and the Accumulation Unit Value at which we effected the transaction. We do not assume any responsibility for any delay in order entry caused by an Investment Option's transfer restriction policy. You should review the Investment Option's prospectuses regarding any applicable transfer restrictions.

TELEPHONE TRANSFERS. You can make transfers by telephone or by fax. We may allow you to authorize someone else to make transfers by telephone or fax on your behalf. We will accept instructions from either you or a Joint Owner, unless you instruct us otherwise. We will use reasonable procedures to confirm that instructions given us by telephone are genuine. If we do not use such procedures, we may be liable for any losses due to unauthorized or fraudulent instructions. We tape record all telephone instructions. We reserve the right to discontinue or modify the telephone/fax transfer privilege at any time and for any reason.

We do not currently accept transfer instructions via e-mail, web site, or other electronic communications. This service may be available in the future.

Please note that telephone, fax, and/or electronic communications may not always be available. Any telephone, fax, and/or computer system, whether it is ours, yours, your service provider's, or your registered representative's, can experience outages or slowdowns for a variety of reasons. These outages or slowdowns may delay or prevent our processing of your request. Although we have taken precautions to help our systems handle heavy use, we cannot promise complete reliability under all circumstances. If you are experiencing problems, you should make your transfer by writing to our Service Center.

EXCESSIVE TRADING. We may allow you to give third parties the right to effect transfers on your behalf. However, when the same third party makes transfers for multiple Contract Owners, the result can be simultaneous transfers involving large amounts of Contract Value. Such transfers can disrupt the orderly management of the Investment Options, can result in higher costs to Contract Owners, and generally are not compatible with the long-range goals of Contract Owners. We believe that such simultaneous transfers effected by such third parties may not be in the best interests of all Contract Owners and the management of the Investment Options share this position. Therefore, we may place restrictions designed to prevent any use of a transfer right which we consider to be to the disadvantage of Contract Owners.

DOLLAR COST AVERAGING (DCA) PROGRAM

The DCA program allows you to systematically transfer a set amount of money each month or quarter from any one Investment Choice to other Investment Options. The Investment Option you transfer from may not be the Investment Option(s) you transfer to in this program. You cannot dollar cost average to any of the Investment Choices available under our general account. By allocating amounts on a regularly scheduled basis, as opposed to allocating the total amount at one particular time, you may be less susceptible to the impact of market fluctuations. You may only participate in this program during the Accumulation Phase.

There may be two DCA options. The first option is the DCA fixed option. For New Contracts it is available for either six or 12 months for both initial and additional Purchase Payments. For Old Contracts it is available for 12 months for additional Purchase Payments. Under the DCA fixed option you will receive a fixed interest rate on the Purchase Payment you allocate to this option. This fixed interest rate is guaranteed for the period (six or 12 month) by us. THE DCA FIXED OPTION IS NOT AVAILABLE TO YOU IF YOU SELECT A GUARANTEED BENEFIT PACKAGE.

The second option is the standard DCA option. It requires a $1,500 minimum allocation and participation for at least six months. Only the variable Investment Choices are available with this option.

All DCA transfers will be made on the tenth day of the month unless that day is not a Business Day. If it is not, then the transfer will be made the next
Business Day. You may elect to participate in this program by properly completing the DCA form provided by us. Your participation in the program will end when any of the following occurs:

     o    the number of desired transfers has been made;
     o you do not have enough money in the Investment Option(s) to make the transfer (if less money is available, that amount will be dollar cost averaged and the program will end);
     o you request to terminate the program (your request must be received at our Service Center by the first of the month to terminate that month); or
     o    the Contract is terminated.

If you currently participate in the DCA program, there are no fees for the transfers we make under this program, we do not currently count these transfers against the free transfers we allow, and you will not be charged additional fees for participating in or terminating this program. We reserve the right to discontinue or modify the DCA program at any time and for any reason.

FLEXIBLE REBALANCING

You may choose to have us rebalance you account. Once your money has been invested in the Contract, the performance of your selected Investment Options may cause your chosen allocation to shift. Flexible rebalancing is designed to help you maintain your specified allocation mix among the different Investment Options. The Investment Choices available under our general account are not part of the flexible rebalancing program. You can direct us to automatically readjust your Contract Value in the Investment Options on a quarterly, semi-annual or annual basis to return to your selected Investment Option allocations. Flexible rebalancing transfers will be made on the 20th day of the month unless that day is not a Business Day. If it is not, then the transfer will be made on the previous Business Day. If you participate in the flexible rebalancing program, there are no fees for the transfers we make under this program, we do not currently count these transfers against any free transfers we allow, and you will not be charged additional fees for participating in this program. We reserve the right to discontinue or modify the flexible rebalancing program at any time and for any reason. To terminate your participation in this program, your request must be received at the Service Center by the eighth of the month to terminate that month.

FINANCIAL ADVISERS - ASSET ALLOCATION PROGRAMS

If you have or establish a relationship with a personal financial adviser and the advisory agreement provides that you will pay all or a portion of your adviser's fees out of your Contract, we will, pursuant to written instructions from you in a form acceptable to us, make a partial withdrawal from the value of your Contract to pay for the services of the financial adviser. Any fee that is withdrawn will be treated as a withdrawal under the terms of this Contract. If the Contract is Non-Qualified, the withdrawal will be treated like any other distribution and may be included in your gross income for federal tax purposes and, if you are under age 59 1/2, may be subject to a tax penalty. If the Contract is Qualified, the withdrawal for the payment of fees may not be treated as a taxable distribution if certain conditions are met. You should consult a tax adviser regarding the tax treatment of the payment of financial adviser fees from your Contract.

We do not set the amount of the fees charged or receive any portion of the fees from the adviser. We do not review or approve the actions of any adviser, and do not assume any responsibility for these actions.

VOTING PRIVILEGES

We are the legal owner of the Investment Option shares. However, when an Investment Option solicits proxies in conjunction with a shareholder vote that affects your investment, we will obtain from you and other affected Contract Owners instructions as to how to vote those shares. When we receive those instructions, we will vote all of the shares we own in proportion to those instructions. This will also include any shares that we own on our behalf. Should we determine that it is no longer required to comply with the above, we will vote the shares in our own right.

5. OUR GENERAL ACCOUNT
--------------------------------------------------------------------------------
Our general account consists of all of our assets other than those in our separate accounts. We have complete ownership of all assets in our general account and we use these assets to support our insurance and annuity obligations other than those funded by our separate accounts. These assets are subject to our general liabilities from business operations. Subject to applicable law, we have sole discretion over the investment of the assets of our general account.

Old Contracts offer a Fixed Account and a DCA fixed option as Investment Choices under our general account during the Accumulation Phase. New Contracts only currently offer a DCA fixed option as an Investment Choice under our general account during the Accumulation Phase. Any amounts you allocate to these Investment Choices under our general account become part of our general account. Additionally, any amounts that you allocate to fixed Annuity Payments during the Payout Phase under either Old or New Contracts become part of our general account.

THE GENERAL ACCOUNT INVESTMENT CHOICES ARE NOT AVAILABLE TO YOU DURING THE ACCUMULATION PHASE IF YOU SELECT A GUARANTEED BENEFIT PACKAGE.

We may change the terms of the Investment Choices available under our general account in the future. Please contact us for the most current terms.

We have not registered our general account as an investment company under the Investment Company Act of 1940, nor have we registered interests in our general account under the Securities Act of 1933. As a result, the SEC has not reviewed the disclosures in this prospectus relating to our general account.

6. EXPENSES
--------------------------------------------------------------------------------
There are charges and other expenses associated with the Contract that will reduce your investment return. These charges and expenses are described in detail in this section.

SEPARATE ACCOUNT EXPENSES

Each Business Day during the Accumulation Phase, we make a deduction from your Separate Account assets for mortality and expense risk (M&E) and administrative charges. We do this as part of our calculation of the value of the Accumulation Units and the Annuity Units. For New Contracts, the amount of the M&E charge during the Accumulation Phase depends on the benefit options that apply. We calculate charges as a percentage of the average daily assets invested in a subaccount on an annual basis. The total Separate Account expenses (M&E and administrative charges) during the Accumulation Phase are as follows.

FOR NEW CONTRACTS:

                                      NO GBP                       TRADITIONAL GBP                     ENHANCED GBP

                         M&E CHARGE    ADMIN.              M&E CHARGE    ADMIN.              M&E CHARGE    ADMIN.
                                       CHARGE     TOTAL                  CHARGE     TOTAL                  CHARGE     TOTAL
Traditional GMDB           1.50%       0.15%      1.65%      1.70%       0.15%      1.85%      2.20%       0.15%      2.35%
Enhanced GMDB              1.70%       0.15%      1.85%      1.85%       0.15%      2.00%      2.35%       0.15%      2.50%

The Traditional GBP consists of:

o        The Traditional Guaranteed Minimum Income Benefit (GMIB), and
o        The Traditional Guaranteed Partial Withdrawal Benefit (GPWB).

The Enhanced GBP consists of:

o        The Enhanced GMIB, and
o        The Enhanced GPWB.

If you exercise the GPWB, the increased M&E charges associated with the GBP will continue until the GPWB endorsement terminates and the increased M&E charges associated with the Enhanced GMDB will continue as long as the GMDB value is greater than zero.

FOR OLD CONTRACTS:

M&E CHARGE                           1.34%
ADMINISTRATIVE CHARGE                0.15%
TOTAL                                1.49%

The total Separate Account expense during the Payout Phase is 1.40% for Old Contracts and 1.65% for New Contracts, regardless of the benefit options that apply. The amount of the M&E charge is less during the Payout Phase because we do not pay a death benefit separate from benefits under the Annuity Option if you die during the Payout Phase.

MORTALITY AND EXPENSE RISK (M&E) CHARGE. This charge compensates us for all the insurance benefits provided by your Contract, for example:

     o    our contractual obligation to make Annuity Payments,
     o    the death benefits,
     o    certain expenses related to the Contract, and
     o for assuming the risk (expense risk) that the current charges will be insufficient in the future to cover the cost of administering the Contract.

If the M&E charges are sufficient to cover such costs and risks, any excess will be profit to us. We anticipate making such a profit, and using it to cover distribution expenses as well as the cost of providing certain features under the Contract.

ADMINISTRATIVE CHARGE. This charge is equal to 0.15% of the average daily assets invested in a subaccount on an annual basis. We deduct this charge during both the Accumulation and Payout Phases. This charge, together with the contract maintenance charge is for all the expenses associated with the distribution, administration and maintenance of the Contracts.

CONTRACT MAINTENANCE CHARGE

On each Contract Anniversary, we deduct $30 from your Contract as a contract maintenance charge. The fee is assessed on the last day of each Contract Year. The charge is deducted pro rata from the Investment Choices in which you are invested. This charge is for administrative expenses. This charge cannot be increased.

During the Accumulation Phase we will not deduct this charge if your Contract Value is at least $50,000 at the time we are to deduct the charge. If you own more than one Contract offered under this prospectus, we will determine the total value of all your Contracts. If the total value of all Contracts registered under the same social security number is at least $50,000, we will not assess the contract maintenance charge. Currently, we also waive this charge during the Payout Phase if your Contract Value on the Income Date is at least $50,000. If the Contract is owned by a non-individual person (e.g., a qualified plan or a trust), we will look to the Annuitant to determine if we will assess the charge.

If you make a full withdrawal from your Contract other than on a Contract Anniversary, we will deduct the full contract maintenance charge. During the Payout Phase we will collect the charge monthly out of each Annuity Payment.

WITHDRAWAL CHARGE

During the Accumulation Phase, you can make withdrawals from your Contract. A withdrawal charge applies if all or part of the amount withdrawn is from Purchase Payments we received within seven years before the withdrawal. The withdrawal charge may also be referred to as the surrender charge or contingent deferred sales charge (CDSC) and withdrawals may also be referred to as surrenders.

For purposes of calculating any withdrawal charge, we withdraw Purchase Payments on a "first-in-first-out" (FIFO) basis. We treat amounts withdrawn from your Contract in the following order:

     1. First, we withdraw any Purchase Payments under the partial withdrawal privilege and do not assess a withdrawal charge on these payments.

     2. Then, we withdraw any Purchase Payments that are beyond the withdrawal charge period shown in your Contract (i.e. Purchase Payments that are seven or more years old). We do not assess a withdrawal charge on these Purchase Payments.

     3. Next, we withdraw Purchase Payments that are within the withdrawal charge period shown in your Contract. We do assess a withdrawal charge on these payments. However, withdrawing payments on a FIFO basis may help reduce the amount of the total withdrawal charge you will pay because the withdrawal charge declines over time. We determine your total withdrawal charge by multiplying each of these payments by the applicable withdrawal charge percentage and then totaling the charges.

     4. Finally, we withdraw any Contract earnings. We do not assess a withdrawal charge on Contract earnings.

We keep track of each Purchase Payment you make and the amount of the withdrawal charge depends upon the length of time since you made your Purchase Payment. The charge as a percentage of each Purchase Payment withdrawn is:

      NUMBER OF COMPLETE
          YEARS SINCE
   PURCHASE PAYMENT RECEIPT            CHARGE

               0                         6%
               1                         6%
               2                         6%
               3                         5%
               4                         4%
               5                         3%
               6                         2%
        7 years or more                  0%

After we have had a Purchase Payment for seven full years, there is no charge when you withdraw that Purchase Payment. We calculate the withdrawal charge at the time of each withdrawal. For a partial withdrawal that is subject to the withdrawal charge, we deduct the charge from the remaining Contract Value and we deduct it pro rata from the Investment Choices. We do not assess the withdrawal charge on any payments paid out as Annuity Payments or as death benefits. The withdrawal charge compensates us for expenses associated with selling the Contract.

WITHDRAWALS MAY BE SUBJECT TO A 10% PENALTY TAX IN ADDITION TO ANY INCOME TAXES DUE.

NOTE: FOR TAX PURPOSES, WITHDRAWALS ARE CONSIDERED TO HAVE COME FROM THE LAST MONEY YOU PUT INTO THE CONTRACT. THUS, FOR TAX PURPOSES, EARNINGS ARE CONSIDERED TO COME OUT FIRST.

PARTIAL WITHDRAWAL PRIVILEGE. This privilege allows you to withdraw a percentage of your Contract Value each Contract Year without incurring a withdrawal charge. If you exercise the GPWB (if applicable), the partial withdrawal privilege will no longer apply. Each Contract Year after the first Contract Year and before you exercise your GPWB (if applicable):

     o    you can make multiple withdrawals of up to 15% of your Contract Value,
     o less any previous withdrawals taken during the Contract Year that were not subject to a withdrawal charge, and
     o    we will not deduct a withdrawal charge.

This privilege is non-cumulative, which means that if you do not use your 15% privilege in a given Contract Year, it does not carry over to the next year. If you make a withdrawal of more than your 15% privilege amount, the excess amount may be subject to a withdrawal charge. If you make a full withdrawal, we will assess the withdrawal charge with no reductions for the partial withdrawal privilege. The partial withdrawal privilege may also be referred to as the free surrender amount.

The systematic withdrawal or the minimum distribution programs may also allow you to make withdrawals without the deduction of the withdrawal charge under certain circumstances. However, if you exercise the GPWB (if applicable), these programs will no longer apply. You also cannot use these programs and the partial withdrawal privilege in the same Contract Year. See section 8, Access to Your Money, for a description of the systematic withdrawal and the minimum distribution programs.

WAIVER OF WITHDRAWAL CHARGE BENEFITS. Under certain circumstances, after the first Contract Year, we will permit you to make withdrawals from the Contract without deducting the withdrawal charge if any owner becomes totally disabled for at least 90 consecutive days. If the Contract is owned by a non-individual, we will base this benefit on the Annuitant.

REDUCTION OR ELIMINATION OF THE WITHDRAWAL CHARGE. We may reduce or eliminate the withdrawal charge when the Contract is sold under circumstances that reduce our sales expenses. For example, if there is a large group of individuals that will be purchasing the Contract or if the prospective purchaser already has a relationship with us. We may choose not to deduct a withdrawal charge under a Contract issued to an officer, director or employee of Allianz Life of New York or any of its affiliates. Also, we may reduce or not deduct a withdrawal charge when a Contract is sold by an agent of Allianz Life of New York to any members of his or her immediate family and the commission is waived. Our prior approval is required for any reduction or elimination of the withdrawal charge.

TRANSFER FEE

You can make 12 free transfers every Contract Year. If you make more than 12 transfers in a Contract Year, we will deduct a transfer fee of the lesser of $25 or 2% of the amount transferred for each additional transfer. Currently we deduct this fee only during the Accumulation Phase, but we reserve the right to also deduct this fee during the Payout Phase. We also reserve the right to restrict the number of transfers to 12 transfers per Contract Year. We will deduct the transfer fee from the Investment Choice from which the transfer is made. If you transfer the entire amount in the Investment Choice, then we will deduct the transfer fee from the amount transferred. If you are transferring from multiple Investment Choices, we will treat the transfer as a single transfer and we will deduct any transfer fee proportionally from the source accounts if you transfer less than the entire amount in the account. If the transfer is part of the DCA or flexible rebalancing programs, there is no fee for the transfer and the transfer will not currently count against any free transfers we allow.

PREMIUM TAXES

Premium taxes are not generally applicable to your Contract since they are not currently assessed in the state of New York. However, we reserve the right to make a deduction from your Contract Value for these taxes if the State of New York enacts legislation requiring premium tax payments or if the Contract Owner lives in a state where premium tax is applicable. In states where the premium tax applies, it is our current practice not to charge you for these taxes until the Income Date, until you make a full withdrawal or you die. We may change this practice in the future and charge you for the tax when it is due. Premium taxes are generally 3.5% or less depending on the state.

INCOME TAXES

We reserve the right to deduct from the Contract any income taxes that we may incur because of the Contract. Currently, we are not making any such deductions.

INVESTMENT OPTION EXPENSES

There are deductions from the assets of the various Investment Options for operating expenses (including management fees), that are described in the table of annual operating expenses for each Investment Option that appears in the appendix of this prospectus and in the prospectuses for the Investment Options. These charges apply during the Accumulation and Payout Phases if you make allocations to the Investment Options.

7. TAXES
--------------------------------------------------------------------------------
NOTE: WE HAVE PREPARED THE FOLLOWING INFORMATION ON TAXES AS A GENERAL DISCUSSION OF THE SUBJECT. IT IS NOT INTENDED AS TAX ADVICE. YOU SHOULD CONSULT YOUR OWN TAX ADVISER ABOUT YOUR OWN CIRCUMSTANCES. WE HAVE INCLUDED ADDITIONAL INFORMATION REGARDING TAXES IN THE STATEMENT OF ADDITIONAL INFORMATION.

ANNUITY CONTRACTS IN GENERAL

Annuity contracts are a means of setting aside money for future needs - usually retirement. Congress recognized how important saving for retirement was and provided special rules in the Internal Revenue Code (Code) for annuities.

Basically, these rules provide that you will not be taxed on any earnings on the money held in your annuity Contract until you take the money out. This is referred to as tax deferral. There are different rules regarding how you will be taxed depending upon how you take the money out and the type of Contract - Qualified or Non-Qualified (see the following discussion).

If you do not purchase the Contract under a tax qualified retirement plan your Contract is referred to as a Non-Qualified Contract. When a Non-Qualified Contract is owned by a non-natural person (e.g., a corporation or certain other entities other than a trust holding the Contract as an agent for a natural person), the Contract will generally not be treated as an annuity for tax purposes. This means that the Contract may not receive the benefits of tax deferral and income may be taxed as ordinary income every year.

QUALIFIED CONTRACTS

If you purchase the Contract under a pension or retirement plan that is qualified under the Code, your Contract is referred to as a Qualified Contract. Qualified Contracts are subject to special rules. Adverse tax consequences may result if contributions, distributions, and transactions in connection with the Qualified Contract do not comply with the law.

A Qualified Contract will not provide any necessary or additional tax deferral if it is used to fund a qualified plan that is tax deferred. However, the Contract has features and benefits other than tax deferral that may make it an appropriate investment for a qualified plan. You should consult your tax adviser regarding these features and benefits prior to purchasing a Qualified Contract.

We currently issue the following types of Qualified Contracts:

o TRADITIONAL INDIVIDUAL RETIREMENT ANNUITY. Section 408 of the Code permits eligible individuals to maintain Individual Retirement Annuities (IRAs). IRA contributions are limited each year to the lesser of a dollar amount specified in the Code or 100% of the amount of compensation included in the Contract Owner's income. The limit on the amount contributed to an IRA does not apply to distributions from certain other types of qualified plans that are "rolled over" on a tax-deferred basis into an IRA. Purchasers of a Contract for use with IRAs will have the right to revoke their purchase within 7 days of the earlier of the establishment of the IRA or their purchase.

o SIMPLIFIED EMPLOYEE PENSION (SEP) IRA. Employers may establish Simplified Employee Pension (SEP) IRAs under Code section 408(k) to provide IRA contributions on behalf of their employees. In addition to all of the general rules governing IRAs, such plans are subject to additional requirements and different contribution limits.

o ROTH IRA. Section 408A of the Code permits certain eligible individuals to contribute to a Roth IRA. Contributions to a Roth IRA are limited each year to the lesser of a dollar amount specified in the Code or 100% of the amount of compensation included in the Contract Owner's income and must be made in cash or as a rollover or transfer from another Roth IRA or other IRA. Distributions from a Roth IRA generally are not taxed until after the total amount distributed from the Roth IRA exceeds the amount contributed to the Roth IRA. After that, income tax and a 10% penalty tax may apply to distributions made (1) before age 59 1/2 (subject to certain exceptions) or (2) during the five taxable years starting with the year in which the first contribution is made to any Roth IRA.

o TSAS OR 403(B) CONTRACTS. Section 403(b) of the Code allows employees of certain section 501(c)(3) organizations and public schools to exclude from their gross income the purchase payments made, within certain limits, on a contract that will provide an annuity for the employee's retirement. 90-24 transfers from existing TSA or 403(b) Contracts are the only currently accepted contributions under a TSA or 403(b) Contract. However, this may change in the future.

QUALIFIED PLANS. A qualified plan is a retirement or pension plan that meets the requirements for tax qualification under sections of the Code where the assets are invested under this Contract. The plan is both the Contract Owner and the Beneficiary. The authorized signatory for the plan must make representation to us that the plan is qualified under the Code on the Issue Date and will continue to be qualified for the entire Accumulation Phase of the Contract. The qualified plan may designate a third party administrator to act on its behalf. The plan is responsible for all tax reporting.

MULTIPLE CONTRACTS

The Code provides that multiple non-qualified deferred annuity contracts that are issued within a calendar year period to the same Contract Owner by one company or its affiliates are treated as one annuity contract for purposes of determining the tax consequences of any distribution. Such treatment may result in adverse tax consequences, including more rapid taxation of the distributed amounts from such combination of contracts. For purposes of this rule, contracts received in a Section 1035 exchange will be considered issued in the year of the exchange. You should consult a tax adviser prior to purchasing more than one non-qualified annuity contract in any calendar year period.

DISTRIBUTIONS - NON-QUALIFIED CONTRACTS

You, as the owner, generally will not be taxed on increases in the value of your Contract until a distribution occurs -- either as a withdrawal or as Annuity Payments. When you make a withdrawal, you are generally taxed on the amount of the withdrawal from your Contract that is earnings. For Annuity Payments, different rules apply. A portion of each Annuity Payment may be treated as a partial return of your Purchase Payment and will not be taxed. The remaining portion of the Annuity Payment will be treated as ordinary income. How the Annuity Payment is divided between taxable and non-taxable portions depends upon the period over which we expect to make the Annuity Payments. Annuity Payments received after the Payee has received all of the Purchase Payment are fully included in income.

If the value of your Contract exceeds your Purchase Payment, any withdrawal generally will be included in taxable income to the extent of earnings in your Contract. The Code also provides that any amount received under an annuity Contract, which is included in income, may be subject to a penalty. The amount of the penalty is equal to 10% of the amount that is included in income. Some distributions will be exempt from the penalty. There is an exception to this 10% penalty tax for amounts:

1) paid on or after you reach age 59 1/2;

2) paid after you die;

3) paid if you become totally disabled (as that term is defined in the Code);

4) paid in a series of substantially equal payments made annually (or more frequently) under a lifetime annuity;

5) paid as Annuity Payments under an immediate annuity; or

6) that come from Purchase Payments made prior to August 14, 1982.

With respect to (4) above, if the series of substantially equal periodic payments is modified before the later of your attaining age 59 1/2 or five years from the Income Date, then the tax for the year of the modification is increased by the 10% penalty tax plus interest for the tax years in which the exception was used. A partial withdrawal may result in the modification of the series of Annuity Payments made after the partial withdrawal and therefore could result in the imposition of the 10% penalty tax and interest for the period as described above.

DISTRIBUTIONS -- QUALIFIED CONTRACTS

The Internal Revenue Service has issued new final and proposed regulations regarding required distributions from tax qualified retirement plans. You should consult with your qualified plan sponsor and tax adviser to determine how these new rules affect the distribution of your benefits. Special rules may apply to withdrawals from certain types of Qualified Contracts, including Roth IRAs.

The Code also provides that any amount received under a Qualified Contract, which is included in income, may be subject to a penalty. The amount of the penalty is equal to 10% of the amount that is included in income. Some distributions will be exempt from the penalty. There is an exception to this 10% penalty tax for:

1)   distributions made on or after the date you reach age 59 1/2;

2)   distributions   following  your  death  or  disability  (for  this  purpose disability is as defined in Section 72(m)(7) of the Code);

3) distributions that are part of a series of substantially equal periodic payments made at least yearly for your life (or life expectancy) or the joint lives (or joint life expectancies) of you and your designated Beneficiary;

4) distributions made to you to the extent such distributions do not exceed the amount allowable as a deduction under Code Section 213 for amounts paid during the taxable year for medical care;

5)   distributions made on account of an IRS levy upon the Qualified Contract;

6) distributions from an IRA for the purchase of medical insurance (as described in Section 213(d)(1)(D) of the Code) for you and your spouse and dependents if you have received unemployment compensation for at least 12 weeks (this exception will no longer apply after you have been re-employed for at least 60 days);

7) distributions from an IRA made to you to the extent such distributions do not exceed your qualified higher education expenses (as defined in Section 72(t)(7) of the Code) for the taxable year;

8)   distributions  from  an  IRA  which  are  qualified   first-time  homebuyer
     distributions (as defined in Section 72(t)(8) of the Code);

9) for TSA or 403(b) Contracts, distributions made to an employee after separation from service after age 55, and

10) distributions made to an alternate Payee pursuant to a qualified domestic order (does not apply to an IRA).

With respect to (3) above, if the series of substantially equal periodic payments is modified before the later of the Annuitant attaining age 59 1/2 or five years from the Income Date, then the tax for the year of the modification is increased by the 10% penalty tax plus interest for the tax years in which the exception was used. A partial withdrawal may result in the modification of the series of Annuity Payments made after the partial withdrawal and therefore could result in the imposition of the 10% penalty tax and interest for the period as described above.

Generally, distributions from a Qualified Contract must commence no later than the required beginning date. For IRAs, the required beginning date is April 1 of the calendar year, following the year in which you attain age 70 1/2. For TSA or 403(b) Contracts, the required beginning date is April 1 of the calendar year following the later of the calendar year in which you reach age 70 1/2 or retire. Generally, required distributions must be made over a period not exceeding the life or life expectancy of the Annuitant or the joint lives or life expectancies of the Annuitant and his or her designated Beneficiary. If the required minimum distributions are not made, a 50% penalty tax is imposed as to the amount not distributed. It is unclear whether a partial withdrawal will have an adverse impact on the determination of required minimum distributions. If you are receiving Annuity Payments or are age 70 1/2 or older, you should consult with a tax adviser before taking a partial withdrawal.

The following distributions are not allowed prior to age 59 1/2, separation from service, death or disability:

o salary reduction contributions made in years beginning after December 31, 1988;
o    earnings on those contributions; and
o earnings on amounts held as of the last year beginning before January 1, 1989.

Salary reduction contributions may also be distributed upon hardship, but would generally be subject to penalties. We do not currently support hardship withdrawals and other liquidity benefits under TSA or 403(b) Contracts.

DIVERSIFICATION

The Code provides that the underlying investments for a non-qualified variable annuity must satisfy certain diversification requirements in order to be treated as an annuity Contract. We believe that the Investment Options are being managed so as to comply with the requirements.

Neither the Code nor the Internal Revenue Service Regulations issued to date provide guidance as to the circumstances under which you, because of the degree of control you exercise over the underlying investments, and not Allianz Life of New York would be considered the owner of the shares of the Investment Options. If you are considered the owner of the shares, it will result in the loss of the favorable tax treatment for the Contract. It is unknown to what extent Contract Owners are permitted to select Investment Options, to make transfers among the Investment Options or the number and type of Investment Options Contract Owners may select from without being considered the owner of the shares. If any guidance is provided, it may be applied retroactively. This would mean that you, as the owner of the Contract, could be treated as the owner of the Investment Options.

Due to the uncertainty in this area, we reserve the right to modify the Contract in an attempt to maintain favorable tax treatment.


8. ACCESS TO YOUR MONEY
--------------------------------------------------------------------------------
The money in your Contract is available under the following circumstances:

o        by making a withdrawal;
o        by receiving Annuity Payments; or
o        when a death benefit is paid to your Beneficiary.

Withdrawals can only be made during the Accumulation Phase. When you make a full withdrawal you will receive the Contract Value on the day the withdrawal request is received at our Service Center:

o        less any applicable premium tax,
o        less any applicable withdrawal charge and
o        less any contract maintenance charge.

(For a discussion of the Contract charges see the Fee Tables and section 6, Expenses.)

Unless you instruct us otherwise, a partial withdrawal will be made pro-rata from all the Investment Choices you selected. Your Contract Value after a partial withdrawal must meet the minimum set forth in your Contract. We reserve the right to treat a request for withdrawal that would reduce your Contract Value below the minimum set forth in your Contract as a request for a full withdrawal of your Contract.

We will pay the amount of any withdrawal from the Investment Options within seven (7) days of when we receive your request in good order unless the suspension of payments or transfers provision is in effect (see the following discussion).

INCOME TAXES, TAX PENALTIES AND CERTAIN RESTRICTIONS MAY APPLY TO ANY WITHDRAWAL YOU MAKE. WITHDRAWALS FROM TSA OR 403(B) CONTRACTS MAY BE RESTRICTED (SEE
SECTION 7, TAXES).

GUARANTEED PARTIAL WITHDRAWAL BENEFITS (GPWBS)

The GPWBs are only available as part of the optional Guaranteed Benefit Packages
(GBPs). The Traditional GBP consists of:

o        the Traditional Guaranteed Minimum Income Benefit (GMIB), and
o        the Traditional Guaranteed Partial Withdrawal Benefit (GPWB).

The Enhanced GBP consists of:

o        the Enhanced GMIB, and
o        the Enhanced GPWB.

The GPWBs are not available separately from the GMIBs. The GBPs are not available on Old Contracts. They are only available on New Contracts at the time of Contract issue. The GBPs carry an additional mortality and expense risk (M&E) charge.

You must hold your Contract for ten complete Contract Years before you can exercise a GPWB. A GPWB may not be appropriate for you if you intend to hold your Contract for less than ten years. The GPWBs do not create Contract Value or guarantee the performance of any Investment Option.

The Enhanced GBP is only available if all owners are 79 or younger at Contract issue. The Enhanced GBP may not be appropriate for owners who are age 75 to 79 on the Issue Date because the benefit values provided by the Enhanced GBP are limited after age 81.

You can select a GBP on your application. You may only select one GBP and once you select a GBP, you cannot change or cancel it. THE GENERAL ACCOUNT INVESTMENT CHOICES WILL NOT BE AVAILABLE TO YOU IF YOU SELECT A GBP. BE SURE TO DISCUSS WITH YOUR REGISTERED REPRESENTATIVE WHETHER OR NOT A GBP IS APPROPRIATE FOR YOUR SITUATION.

PLEASE REFER TO THE APPLICABLE ENDORSEMENTS TO YOUR CONTRACT FOR THE SPECIFIC TERMS AND CONDITIONS OF THE GPWBS.

The GPWBs provide guaranteed annual payments in the form of partial withdrawals of your GPWB value that you can elect to receive during the Accumulation Phase. Withdrawal charges will not apply to a GPWB payment. However, any applicable withdrawal charges will apply to any additional partial withdrawal you make in addition to the GPWB payment you receive each Contract Year. In addition, GPWB payments will be taxed as a partial withdrawal.

Before you exercise the GPWB, your GPWB value is equal to your GMIB value. The Traditional GMIB/GPWB value is equal to your total Purchase Payments adjusted for partial withdrawals. The Enhanced GMIB/GPWB value is equal to either:

o the MAV on each Contract Anniversary prior to any owner's 81st birthday, adjusted for subsequent partial withdrawals and subsequent Purchase Payments; or
o the Annual Increase Amount prior to any owner's 81st birthday, adjusted for subsequent partial withdrawals and subsequent Purchase Payments.

We calculate the Annual Increase Amount two ways. We increase your total Purchase Payments adjusted for partial withdrawals on each Contract Anniversary by: a) 3%, and b) 5%. If the MAV is greater than both Annual Increase Amounts, we will base benefit payments on the MAV. If the 3% Annual Increase Amount is greater than the MAV, you can choose to have your benefit payments based on either the 3% amount or the 5% amount. If only the 5% Annual Increase Amount is greater than the MAV, you can choose to have your benefit payments based on either the 5% amount or the MAV. The 5% Annual Increase Amount may be more limited than the 3% amount:

o the maximum limit for the 5% Annual Increase Amount is potentially less than what is available under the 3% amount; and
o the maximum amount of GPWB payment that you can request under the 5% amount is less than what you can request under the 3% Annual Increase Amount.

THE 5% ANNUAL INCREASE AMOUNT MAY NOT BE AVAILABLE TO YOU AT THE TIME YOU ADD A GBP TO YOUR CONTRACT. PLEASE CHECK WITH YOUR REGISTERED REPRESENTATIVE REGARDING THE AVAILABILITY OF THE 5% ANNUAL INCREASE AMOUNT.

You can only exercise a GPWB within 30 days following a Contract Anniversary beginning with the tenth Contract Anniversary. You cannot exercise a GPWB before the tenth Contract Anniversary. If you annuitize the Contract, the GPWB cancels.

In order to begin receiving GPWB payments, you must submit a GPWB payment election form to our Service Center. GPWB payments will not begin until our Service Center receives this form. Once our Service Center receives the GPWB payment election form, we will automatically begin to make annual payments to you of your chosen GPWB value percentage. If your GPWB payments are based on the 3% Annual Increase Amount or the Maximum Anniversary Value under the Enhanced GPWB, or if you receive GPWB payments under the Traditional GPWB, you can elect to receive up to 10% of your GPWB value. If you receive GPWB payments based on the 5% Annual Increase Amount under the Enhanced GPWB, you can elect to receive up to 6.67% of your GPWB value. Once you choose the percentage of GPWB value you want to receive, you cannot change it.

Once you exercise your GPWB, we will make GPWB payments to you on the 30th day after your Contract Anniversary unless that day is not a Business Day. If the 30th day after your Contract Anniversary is not a Business Day, we will make payment to you on the next Business Day. We will continue to make GPWB payments until the GPWB value is exhausted, or you elect to stop receiving GPWB payments and instead receive:

o a lump-sum payment of your remaining Contract Value less any applicable premium tax and withdrawal charge (you can make this election at anytime); or
o Annuity Payments based on your remaining Contract Value less any applicable premium tax (you can make this election at anytime); or
o Annuity Payments based on your remaining GMIB value (you can only make this election within 30 days after a Contract Anniversary and before we make the next GPWB payment).

If you make no additional partial withdrawals while the GPWB is in effect, we would pay the GPWB value to you:

o within ten years if you are eligible for and elect to receive the 10% maximum amount.
o within 15 years if you elect to receive the 6.67% maximum amount available with the 5% Annual Increase Amount under the Enhanced GPWB.

Each GPWB payment will reduce the remaining Contract Value, GPWB value, GMIB value and GMDB value. Any additional partial withdrawals that you make in excess of your GPWB payment will also proportionately reduce these amounts. We will deduct the amount of your GPWB payment pro rata from your Investment Options. We will continue to allocate your Contract Value among the Investment Options according to your instructions while the GPWB is in effect. You can also continue to make transfers between the Investment Options (subject to certain restrictions set out in section 4, Investment Options - Transfers) while the GPWB is in effect.

IF YOU ELECT TO RECEIVE GPWB PAYMENTS:

o    YOU CAN NO LONGER MAKE ADDITIONAL PURCHASE PAYMENTS;
o    THE PARTIAL WITHDRAWAL PRIVILEGE WILL NO LONGER APPLY;
o THE SYSTEMATIC WITHDRAWAL AND MINIMUM DISTRIBUTION PROGRAMS WILL NO LONGER BE AVAILABLE TO YOU;
o IF YOU ARE PARTICIPATING IN THE SYSTEMATIC WITHDRAWAL OR MINIMUM DISTRIBUTION PROGRAMS, YOUR PARTICIPATION WILL STOP; AND
o    THE GPWB,  GMIB AND GMDB VALUES  STOP  INCREASING,  BUT THEY WILL  DECREASE
     WITH:
     -    EACH GPWB PAYMENT YOU RECEIVE, AND
     - THEY WILL ALSO DECREASE PROPORTIONATELY BY THE PERCENTAGE OF ANY CONTRACT VALUE YOU WITHDRAW (INCLUDING ANY WITHDRAWAL CHARGES) IN ADDITION TO THE GPWB PAYMENT YOU RECEIVE EACH CONTRACT YEAR.

If you exercise a GPWB, the increased expenses associated with the GBP will continue until the GPWB endorsement terminates and the increased expenses associated with the Enhanced GMDB will continue as long as the GMDB value is greater than zero. An election to begin receiving GPWB payments will not freeze your Contract Value, with the result that the Contract Value available for withdrawal, annuitization and as a death benefit will continue to fluctuate.

If your remaining Contract Value is less than $2,000 at the time of the last GPWB payment we will pay you this amount (less any applicable premium tax and withdrawal charge) and your Contract will terminate. However, if your remaining Contract Value is at least $2,000 you can instead elect to:

o    continue your Contract, or
o    annuitize your remaining Contract Value (less any applicable premium tax).

We will send you notice at least 30 days before the last GPWB payment date to ask for your instructions. If we do not receive any instructions by the date we make the last GPWB payment, we will continue your Contract if your remaining Contract Value is at least $2,000. If the remaining Contract Value is less than $2,000, we will pay you that amount (less any applicable premium tax and withdrawal charge) in a lump-sum.

Your GPWB endorsement will terminate upon the earliest of:

o    Contract termination;
o    the Income Date;
o    the GPWB value is zero or less; or
o the death of the Contract Owner unless the spouse continues the Contract as the new owner.

SYSTEMATIC WITHDRAWAL PROGRAM

If the value of your Contract is at least $25,000, the systematic withdrawal program offers automatic monthly or quarterly payments to you. The minimum amount you can withdraw under the program is $500. The total systematic withdrawals that you can make each Contract Year without incurring a withdrawal charge is limited to 15% of your Contract Value determined on the Business Day before we receive your request. You may withdraw any amount you want under this program if your Purchase Payments are no longer subject to the withdrawal charge. However, if you make any additional withdrawals in excess of your systematic withdrawals in a Contract Year, those withdrawals will be subject to any applicable withdrawal charge. If you make withdrawals under this program, you may not also use the partial withdrawal privilege. For a discussion of the withdrawal charge and the partial withdrawal privilege, see section 6, Expenses. All systematic withdrawals will be made on the 9th day of the month unless that day is not a Business Day. If it is not, then the withdrawal will be made the previous Business Day. You will not be charged additional fees for participating in this program.

INCOME TAXES, TAX PENALTIES AND CERTAIN RESTRICTIONS MAY APPLY TO SYSTEMATIC WITHDRAWALS. YOU CANNOT EXERCISE THE GPWB AND PARTICIPATE IN THE SYSTEMATIC WITHDRAWAL PROGRAM AT THE SAME TIME. YOU ALSO CANNOT PARTICIPATE IN THE SYSTEMATIC WITHDRAWAL PROGRAM AND EXERCISE THE PARTIAL WITHDRAWAL PRIVILEGE AT THE SAME TIME.

MINIMUM DISTRIBUTION PROGRAM

If you own a Qualified Contract, you may elect to participate in the minimum distribution program. Under this program, we will make payments to you from your Contract that are designed to meet the applicable minimum distribution requirements imposed by the Code for Qualified Contracts. We can make payments to you on a monthly, quarterly or annual basis. However, if your Contract Value is less than $25,000, we will only make payments annually. These withdrawals will not be subject to a withdrawal charge. However, if you make any additional withdrawals in excess of your minimum distributions in a Contract Year, those withdrawals will be subject to any applicable withdrawal charge. If you elect to participate in this program, you may not also use the partial withdrawal privilege.

YOU CANNOT PARTICIPATE IN THE SYSTEMATIC WITHDRAWAL WHILE YOU ARE ALSO PARTICIPATING IN, OR RECEIVING BENEFITS FROM, ANY OF THE FOLLOWING: THE MINIMUM DISTRIBUTION PROGRAM, THE GPWB, OR THE PARTIAL WITHDRAWAL PRIVILEGE. THE MINIMUM DISTRIBUTION PROGRAM IS NOT CURRENTLY SUPPORTED UNDER TSA OR 403(B) CONTRACTS, HOWEVER, THIS MAY CHANGE IN THE FUTURE.


This Contract offers a choice of Guaranteed Minimum Death Benefits (GMDBs) and optional Guaranteed Benefit Packages that provide Guaranteed Minimum Income Benefits (GMIBs) and Guaranteed Partial Withdrawal Benefits (GPWBs). These benefits may have limited usefulness if you purchase a Qualified Contract that is subject to a required minimum distribution (RMD). If the GMIB is not exercised on or before the date RMD payments must begin under a qualified plan, the certificate owner or Beneficiary may not be able to exercise the GMIB due to the restrictions imposed by the minimum distribution requirements. You should consider whether the GMIB is appropriate for your situation if you plan to exercise the GMIB after your RMD beginning date. You also cannot participate in the minimum distribution program available under this Contract if you elect to receive GPWB payments. In addition, once you choose your GPWB payment percentage you cannot change it. Therefore, you will not be able to adjust your GPWB payment to meet your RMD needs if you elect to receive GPWB payments. In addition, RMD payments will reduce your GMDB, GMIB and GPWB values. We encourage owners purchasing Qualified Contracts that are subject to RMD payments to consult a tax advisor regarding these benefits.


SUSPENSION OF PAYMENTS OR TRANSFERS

We may be required to suspend or postpone payments for withdrawals or transfers for any period when:

1) the New York Stock Exchange is closed (other than customary weekend and holiday closings);
2)  trading on the New York Stock Exchange is restricted;
3) an emergency exists as a result of which disposal of the Investment Option shares is not reasonably practicable or we cannot reasonably value the Investment Option shares;
4) during any other period when the Securities and Exchange Commission, by order, so permits for the protection of Contract Owners.

We have reserved the right to defer payment for a withdrawal or transfer from the Fixed Account for the period permitted by law but not for more than six months.

9. PERFORMANCE AND ILLUSTRATIONS
--------------------------------------------------------------------------------
We periodically advertise performance of the divisions of the Separate Account (also known as subaccounts). We will calculate performance by determining the percentage change in the value of an Accumulation Unit by dividing the increase (decrease) for that unit by the value of the Accumulation Unit at the beginning of the period. This performance number reflects the deduction of the total Separate Account expenses (the M&E and administrative charges) and the Investment Option expenses. It does not reflect the deduction of any applicable withdrawal charge and contract maintenance charge. The deduction of any applicable contract maintenance charge and withdrawal charges would reduce the percentage increase or make greater any percentage decrease. Any advertisement will also include average annual total return figures that reflect the deduction of the total Separate Account expenses, contract maintenance charge, withdrawal charges and the expenses of the Investment Options.

Certain Investment Options have been in existence for some time and have investment performance history. In order to demonstrate how the actual investment experience of the Investment Options may affect your Accumulation Unit values, we have prepared performance information that can be found in the SAI. This performance information may date from the inception date of the Investment Options, which generally will pre-date the initial offering date of the Contracts. Performance has been adjusted to reflect certain Contract expenses. Performance information for the Investment Options without Contract charges and expenses may also be advertised; see the Investment Option's prospectuses for more information.

We may in the future also advertise yield information. If we do, we will provide
you  with  information   regarding  how  yield  is  calculated.   More  detailed
information regarding how we calculate performance can be found in the SAI.

Any advertised performance is based on historical data and it does not guarantee future results of the Investment Options.

We may also provide illustrations to customers. These illustrations may provide hypothetical depictions of either the "pay-in", or Accumulation Phase, or the Annuity Payment, or "pay-out" phase. Illustrations may be based upon historical performance of the Investment Options, as adjusted for certain expenses. (Any adjusted historical performance information will be accompanied by "standardized" performance information.) In the alternative, certain illustrations may be based upon an assumed rate of return not to exceed 12%. "Pay-in" and "pay-out" illustration may have various features as follows:


o Pay-in illustrations assume an initial lump-sum Purchase Payment and are designed to show how adjusted historical performance or an assumed rate of return would have affected Contract Values, withdrawal values, or the death benefit. Pay-in illustrations may also be designed to show the effect of periodic additional Purchase Payments and withdrawals. Pay-in illustrations based upon adjusted historical performance may assume that monies are allocated to a single Investment Option or to multiple Investment Options. In the event that monies are hypothetically allocated to multiple Investment Options, performance may be shown on a weighted aggregate basis. Dollar cost averaging illustrations, which are based upon adjusted historical performance, would compare the hypothetical effect of a lump-sum Purchase Payment into the specified Investment Options, as contrasted with dollar cost averaging into the Investment Options over some period.


o Pay-out illustrations are designed to show the hypothetical effect of annuitizing a Contract, or receiving a stream of periodic payments. These illustrations may depict either a variable annuitization or a fixed annuitization or a combination of a fixed and variable annuitization. A variable pay-out illustration would be based upon a combination of adjusted historical performance or on the historical returns of an investment benchmark, an assumed investment return (AIR), and the Annuitant's age whereas a fixed pay-out illustration would be based upon the Annuitant's age, the pay-out option selected, and the pay-out factor rates currently in effect on the date of the illustration. Variable pay-out illustrations may also show the portion of each pay-out that is subject to income tax and the portion that is non-taxable. Where applicable, a pay-out illustration will show the effect of the GMIB, GPWB or GMDB value that is credited to a Contract in the event of certain annuitizations or death benefit pay-outs. In addition to variable and fixed pay-out illustrations, an illustration may also be prepared showing the effect of required minimum distribution payments from Qualified Contracts.

The values illustrated will be calculated reflecting the deduction of Investment Option expenses for the specific Investment Options selected, and the total Separate Account expenses. Contract maintenance charges may or may not be deducted. For assumed rate pay-in illustrations, where no Investment Options are selected, an arithmetic average of Investment Option expenses will be reflected. The amount of the mortality and expense risk charges will vary, depending upon the Contract features that apply. For withdrawal values, the withdrawal charges are also reflected. Illustrations will not reflect the deduction of any Federal or state income tax or penalties.

The illustrations that we give to customers are designed to assist customers in understanding how a Contract may function in different scenarios. They are not guarantees or representations as to future performance or any specific rate of return.

More detailed information about customer illustrations is found in the appendix to the SAI.

10. DEATH BENEFIT
--------------------------------------------------------------------------------
At the time you purchase a New Contract, you may be able to select one of two death benefit options. If you do not make a selection, the Traditional Guaranteed Minimum Death Benefit (GMDB) will apply to your New Contract. The Enhanced GMDB is available for an additional mortality and expense risk charge if all owners are age 79 or younger. The Enhanced GMDB does not provide any additional benefit before the first Contract Anniversary and it may not be appropriate if any owner is age 75 to 79 on the Issue Date because the benefit values are limited after age 81. If you exercise a Guaranteed Minimum Income Benefit, your GMDB will cancel.

YOU MAY ONLY SELECT ONE DEATH BENEFIT AT CONTRACT ISSUE AND ONCE YOU SELECT A DEATH BENEFIT YOU CANNOT CHANGE OR CANCEL IT. BE SURE TO DISCUSS WITH YOUR REGISTERED REPRESENTATIVE WHETHER YOUR SELECTED DEATH BENEFIT IS APPROPRIATE FOR YOUR SITUATION.

If you own the Contract jointly, we will use the age of the older Joint Owner to determine the death benefit. If the Contract is owned by a non-individual (for example, a qualified plan or trust), we may base the death benefit on the Annuitant.

PLEASE REFER TO THE APPLICABLE ENDORSEMENTS TO YOUR CONTRACT FOR THE SPECIFIC TERMS AND CONDITIONS OF THE DEATH BENEFITS.

UPON YOUR DEATH

If any owner dies during the Accumulation Phase, we will pay a death benefit to your Beneficiary. If any owner dies during the Payout Phase, the Beneficiary becomes the Contract Owner and any benefit will be as provided for in the Annuity Option selected. If the Contract is owned by a non-individual, then all references to you mean the Annuitant.

Any part of the death benefit amount that had been invested in the Investment Options remains in the Investment Options until distribution begins. From the time the death benefit is determined until we make a complete distribution, any amount in the Investment Options will be subject to investment risk that will be borne by the Beneficiary.

In the case of Joint Owners, if one Joint Owner dies, the surviving Joint Owner will be considered the Beneficiary. We will treat any other Beneficiary designation on record at the time of death as a contingent Beneficiary. Joint Owners must be spouses.

TRADITIONAL GUARANTEED MINIMUM DEATH BENEFIT (TRADITIONAL GMDB) - NEW CONTRACTS ONLY

If the Traditional GMDB applies, the amount of the death benefit will be the greater of the following (less any applicable premium taxes):

|X| the Contract Value, determined as of the end of the Business Day during which due proof of death and election of the death benefit payment option have been received at our Service Center; or

|X| the GMDB value, which is the total of all Purchase Payments you have made before the exercise of the GPWB (if applicable), reduced proportionately by the percentage of the Contract Value withdrawn (including any withdrawal charge) for each withdrawal you made.

ENHANCED GUARANTEED MINIMUM DEATH BENEFIT (ENHANCED GMDB) - NEW CONTRACTS ONLY

If the Enhanced GMDB applies, the amount of the death benefit will be the greater of the following (less any applicable premium taxes):

|X| The Contract Value determined as of the end of the Business Day during which due proof of death and election of the death benefit payment option have been received at our Service Center; or

|X| The GMDB value, which is the Maximum Anniversary Value before the exercise of the GPWB (if applicable) determined as of the end of the Business Day during which due proof of death and election of the death benefit payment option have been received at our Service Center.

THE MAXIMUM ANNIVERSARY VALUE (MAV). The MAV on your Issue Date is equal to your initial Purchase Payment.

On each Business Day other than a Contract Anniversary and before the date of your death, the MAV is equal to:

     o    its value on the immediately preceding Business Day,
     o    plus any additional Purchase Payments received that day, and
     o reduced proportionately by the percentage of any Contract Value withdrawn (including any withdrawal charge) for each withdrawal you make that day.

On every Contract Anniversary prior to your 81st birthday and before the date of your death, the MAV is equal to:

     o    the highest Contract Value that occurred on any Contract Anniversary,
     o plus subsequent additional Purchase Payments you made since that Contract Anniversary, and
     o reduced proportionately by percentage of any Contract Value withdrawn (including any withdrawal charge) for each withdrawal you made since that Contract Anniversary.

Beginning with the Contract Anniversary that occurs on or after your 81st birthday and before the date of your death, we calculate the MAV in the same way that we do on any Business Day other than a Contract Anniversary.

The MAV stops increasing on the date you exercise the GPWB (if applicable).

IF YOU EXERCISE THE GPWB, THE GMDB VALUES STOP INCREASING ON THE DATE YOU BEGIN RECEIVING GPWB PAYMENTS, BUT THEY WILL DECREASE WITH:

     o    each GPWB payment you receive; and
     o they will decrease proportionately by the percentage of the Contract Value you withdraw (including any withdrawal charge) in addition to the GPWB payment you receive each Contract Year.

If you exercise the GPWB, the increased M&E charge associated with the Enhanced GMDB will continue as long as your GMDB value is greater than zero. In addition, the death benefit that is equal to your Contract Value will continue to fluctuate with market performance.

If your remaining Contract Value at the time of the last GPWB payment is less than $2,000 we will pay you this amount (less any applicable premium tax and withdrawal charge) and your Contract will terminate. If your remaining Contract Value at the time of the last GPWB payment is $2,000 or more you have the option of either continuing your Contract, or receiving Annuity Payments based on your remaining Contract Value less any applicable premium tax.

DEATH BENEFIT EXAMPLES - NEW CONTRACTS ONLY

o You purchase a New Contract with an initial Purchase Payment of $100,000. You are the only owner.
o    You make no additional  Purchase Payments.
o    The MAV on the ninth Contract Anniversary is $180,000.
o You take a partial withdrawal of $20,000 in the tenth Contract Year when the Contract Value on the date of (but prior to the partial withdrawal) is $160,000. You take no other partial withdrawals.
o    The Contract Value on the tenth Contract Anniversary is $140,000.
o You have not yet reached your 81st birthday as of the tenth Contract Anniversary.

NOTE: The M&E charges are higher for Contracts with the Enhanced GMDB than for Contracts with the Traditional GMDB. If the differences in these charges were reflected in the assumptions listed above the Contract Values would be lower for Contracts with the Enhanced GMDB than for Contracts with the Traditional GMDB.

TRADITIONAL GMDB:

We calculate the death benefit on the tenth Contract Anniversary as the greater of 1 or 2:

 1) Contract Value:                                                     $140,000

 2) Total Purchase Payments                                             $100,000
       Reduced proportionately by  the percentage of Contract Value
         withdrawn:   ($20,000 / $160,000) = 0.125 x $100,000 =        -  12,500
                                                                        $ 87,500

Therefore, the death benefit under the Traditional GMDB on the tenth Contract Anniversary is $140,000.

ENHANCED GMDB:

We calculate the death benefit on the tenth Contract Anniversary as the greater of 1 or 2:

  1) Contract Value:                                                    $140,000

  2) The MAV:
        The MAV on the ninth Contract Anniversary                       $180,000
        Minus the percentage of Contract Value
          withdrawn:   ($20,000 / $160,000) = 0.125 x $180,000 =       -  22,500
                                                                        $157,500

Therefore, the Enhanced GMDB value on the tenth Contract Anniversary is equal to $157,500.

DEATH BENEFITS FOR OLD CONTRACTS

If you have an Old Contract that does not have an enhanced death benefit endorsement (EDB endorsement) your death benefit will be the Contract Value (less any applicable premium tax) determined as of the end of the Business Day during which due proof of death and an election of the death benefit payment option have been received at our Service Center.

If you have an Old Contract with an EDB endorsement your death benefit will be the greater of 1 or 2 (less any applicable premium tax):

1. The Contract Value determined as of the end of the Business Day during which due proof of death and an election of the death benefit payment option have been received at our Service Center;

2. The GMDB value determined as of the end of the Business Day during which due proof of death and an election of the death benefit payment option have been received at our Service Center.

If any owner was 80 or older at Contract issue, the GMDB value is your total Purchase Payments minus any Contract Value withdrawn (including any withdrawal charge) for each withdrawal you made.

If all owners were 79 or younger at Contract issue, the GMDB value is equal to the greater of:

     o your total Purchase Payments minus any Contract Value withdrawn (including any withdrawal charge) for each withdrawal you made, or
     o    the Maximum Anniversary Value or MAV.

THE MAXIMUM ANNIVERSARY VALUE (MAV) UNDER THE EDB ENDORSEMENT FOR OLD CONTRACTS. On your Issue Date we set the MAV equal to your initial Purchase Payment.

On each Business Day other than a Contract Anniversary and before the date of your death, the MAV is equal to:

     o    its value on the immediately preceding Business Day,
     o    plus any additional Purchase Payments received that day, and
     o minus any Contract Value withdrawn (including any withdrawal charge) for each withdrawal you make that day.

On every Contract Anniversary prior to your 81st birthday and before the date of your death, the MAV is equal to:

     o    the highest Contract Value that occurred on any Contract Anniversary,
     o plus subsequent additional Purchase Payments you made since that Contract Anniversary, and
     o minus any Contract Value withdrawn (including any withdrawal charge) for each withdrawal you made since that Contract Anniversary.

Beginning with the Contract Anniversary that occurs on or after your 81st birthday and before the date of your death, we calculate the MAV in the same way that we do on any Business Day other than a Contract Anniversary.

DEATH BENEFIT PAYMENT OPTIONS

If you have not previously designated a death benefit payment option, a Beneficiary must request the death benefit be paid under one of the following death benefit payment options. If the Beneficiary is the spouse of the Contract Owner, he/she can choose to continue the Contract in his/her own name at the then current Contract Value, or if greater, the death benefit value. An election by the spouse to continue the Contract must be made in a form satisfactory to us at our Service Center within 60 days after the death benefit first becomes payable by us. If a lump-sum payment is requested, the amount will be paid within seven days of receipt of proof of death and the valid election, including any required governmental forms, unless the suspension of payments or transfers provision is in effect. Payment of the death benefit may be delayed pending receipt of any applicable tax consents and/or state forms. We will pay interest as required by the state from the date of death when there is a delay in the payment of the death benefits.

OPTION A: lump-sum payment of the death benefit. We will not deduct the contract maintenance charge at the time of a full withdrawal if the distribution is due to death.

OPTION B: payment of the entire death benefit within five years of the date of any owner's death. For New Contracts we will assess the full contract maintenance charge on each Beneficiary's portion on each Contract Anniversary.

OPTION C: payment of the death benefit under an Annuity Option over the lifetime of the Beneficiary or over a period not extending beyond the life expectancy of the Beneficiary. Distribution under this option must begin within one year of the date of any owner's death. For New Contracts we will continue to assess the full contract maintenance charge on each Beneficiary's portion share pro rata over the Annuity Payments.

We must distribute any portion of the death benefit not applied under an Annuity Option within one year of the date of the Contract Owner's death within five years of the date of death.

If the Beneficiary wants to receive the payment other than in a lump-sum, he/she may only make such an election during the 60 day period after the day that the lump-sum first became payable.

If any owner dies during the Payout Phase and you are not the Annuitant, any remaining Annuity Payments under the Annuity Option selected will continue at least as rapidly as they were being paid at your death. If you die during the Payout Phase, the Beneficiary becomes the Contract Owner.

DEATH OF THE ANNUITANT

If the Annuitant, who is not an owner, dies during the Accumulation Phase, you will become the Annuitant unless you designate another Annuitant within 30 days of the death of the Annuitant. However, if the Contract is owned by a non-individual (for example, a qualified plan or trust), then we will treat the death of the Annuitant as the death of the Contract Owner, and a new Annuitant may not be named.

If the Annuitant dies after Annuity Payments have begun, the remaining amounts payable, if any, will be as provided for in the Annuity Option selected. The remaining amounts payable will be paid to the Contract Owner at least as rapidly as they were being paid at the Annuitant's death.


11. OTHER INFORMATION
--------------------------------------------------------------------------------
ALLIANZ LIFE OF NEW YORK

Allianz Life of New York, formerly Preferred Life Insurance Company of New York, was organized under the laws of the state of New York. We offer fixed and variable annuities and group life, accident and health insurance products. We are licensed to do business in six states, including New York and the District of Columbia. We are a wholly-owned subsidiary of Allianz Life Insurance Company of North America, which is a wholly-owned subsidiary of Allianz Versicherungs AG Holding.

THE SEPARATE ACCOUNT

We established Allianz Life of NY Variable Account C (the Separate Account), formerly Preferred Life Variable Account C, under New York insurance law on February 26, 1988. The Separate Account is registered with the Securities and Exchange Commission as a unit investment trust under the Investment Company Act of 1940. The SEC does not supervise our management of the Separate Account.

The Separate Account holds the assets that underlie the Contracts, except assets allocated to the our general account. We keep the Separate Account assets separate from the assets of our general account and other Separate Accounts. The Separate Account is divided into subaccounts, each of which invests exclusively in a single Investment Option.

We own the assets of the Separate Account. We credit gains to or charge losses against the Separate Account without regard to the performance of other investment accounts. The Separate Account's assets may not be used to pay any of our liabilities other than those arising from the Contracts. If the Separate Account's assets exceed the required reserves and other liabilities, we may transfer the excess to our general account.

DISTRIBUTION

Our affiliate, USAllianz Investor Services, LLC (USAllianz), serves as principal underwriter for the Contracts. USAllianz, a limited liability company organized in Minnesota, is located at 5701 Golden Hills Drive, Minneapolis, MN 55416. USAllianz is registered as a broker/dealer with the Securities and Exchange Commission under the Securities Exchange Act of 1934 as well as with the securities commissions in the states in which it operates, and is a member of the NASD. More information about USAllianz is available at http://www.nasdr.com or by calling 1-800-289-9999. You also can obtain an investor brochure from NASD Regulation describing its Public Disclosure Program.

Commissions will be paid to broker/dealers who sell the Contracts. Broker/dealers will be paid commissions of up to 7.0% of Purchase Payments. In addition, we may also periodically pay certain sellers for other services not directly related to the sale of the Contracts (such as special marketing support allowances).

Other compensation options also may be made available. USAllianz may enter into selling agreements with other broker/dealers registered under the Securities Exchange Act of 1934. Under the agreements with those broker/dealers, the commission paid to the broker/dealer on behalf of the registered representative will not exceed those described above; selling firms may retain a portion of commissions. We may pay additional compensation to the broker/dealer and/or reimburse the broker/dealer for portions of Contract sales expenses. The registered representative may receive a portion of the expense reimbursement allowance paid to the broker/dealer.

The New York Insurance Department permits compensation based on the assets in your Contract. We may adopt a different compensation program based on the assets in your Contract in addition to, or in lieu of, the present compensation program. Commissions may be recovered from broker/dealers if there is a recision of the Contract within the free look period.

We intend to recoup commissions and other sales expenses through fees and charges imposed under the Contract. Commissions paid on the Contract, including other incentives or payments, are not charged directly to the Contract Owners or the Separate Account.

We offer the Advantage Contracts to the public on a continuous basis. We anticipate continuing to offer the Contracts, but reserve the right to discontinue the offering.

ADDITIONAL CREDITS FOR CERTAIN GROUPS

We may credit additional amounts to a Contract instead of modifying charges because of special circumstances that result in lower sales or administrative expenses or better than expected mortality or persistency experience.

ADMINISTRATION

Delaware Valley Financial Services, Inc. (DVFS), our Service Center, performs certain administrative services regarding the Contracts. Further information regarding DVFS is included in the Statement of Additional Information.

To reduce expenses, only one copy of most financial reports and prospectuses, including reports and prospectuses for the Investment Options, will be mailed to your household, even if you or other persons in your household have more than one contract issued by Allianz Life of New York or an affiliate. Call us at the toll-free number listed at the back of this prospectus if you need additional copies of financial reports, prospectuses, or annual and semiannual reports, or if you would like to receive one copy for each contract in future mailings.

FINANCIAL STATEMENTS

The financial statements of Allianz Life of New York and the Separate Account have been included in the Statement of Additional Information.

12. Glossary
--------------------------------------------------------------------------------
This prospectus is written in plain English to make it as understandable as possible. However, there are some technical words or terms that are defined below and are capitalized in the prospectus.

ACCUMULATION PHASE - the period of time before you elect to begin receiving Annuity Payments. Generally, you can make additional Purchase Payments during this time.

ACCUMULATION UNIT - the units into which we convert amounts invested in the subaccounts during the Accumulation Phase.

ANNUAL INCREASE AMOUNT - a calculation used in determining the Enhanced GMIB/GPWB values.

ANNUITANT - the natural person upon whose life the Annuity Payments are based. The Annuitant may be required to be the Contract Owner if the Contract is a Qualified Contract. The Contract Owner names the Annuitant at Contract issue.

ANNUITY OPTIONS - the income or payout options available under your Contract.

ANNUITY PAYMENTS - payments made by us to the Payee (you or someone you designate) pursuant to the Annuity Option chosen. Annuity Payments may be variable, fixed or a combination of both variable and fixed.

ANNUITY UNIT - the units into which we convert amounts invested in the subaccounts during the Payout Phase.

BENEFICIARY - the person(s) or entity the Contract Owner names to receive any death benefit. The Beneficiary is named at Contract issue. Unless an irrevocable Beneficiary has been named, the Contract Owner can change the Beneficiary or contingent Beneficiary. If no Beneficiary is named, the owner's estate becomes the Beneficiary.

BUSINESS DAY - each day on which the New York Stock Exchange is open for trading, except when an Investment Option does not value its shares. We are open for business on each day that the New York Stock Exchange is open. Our Business Day closes when regular trading on the New York Stock Exchange closes, which is usually at 4:00 p.m. Eastern Time.

CONTRACT - the deferred annuity contract corresponding to this prospectus that allows you to accumulate money tax deferred by making one or more Purchase Payments. It provides for lifetime or other forms of Annuity Payments beginning on the Income Date.

CONTRACT ANNIVERSARY - an anniversary of the Issue Date of your Contract.

CONTRACT OWNER - "you", "your" and "yours". The person or entity named in the Contract who may exercise all rights granted by the Contract. The Contract Owner is designated at Contract issue, unless changed.

CONTRACT VALUE - on any Business Day we calculate the Contract Value in the Separate Account (the Investment Options) by multiplying the Accumulation Unit value in each subaccount by the number of Accumulation Units for each subaccount and adding these result together. We calculate your total Contract Value by adding the value in the Investment Choices available under our general account to the Contract Value in the Separate Account.

CONTRACT YEAR - any period of twelve (12) months commencing with the Issue Date and each Contract Anniversary thereafter.

FIXED ACCOUNT - an Investment Choice which may be available under our general account. The general account consists of all of our assets other than those in our variable Separate Accounts. We have complete ownership and control of all of these assets.

GUARANTEED BENEFIT PACKAGE (GBP) - a choice of two optional benefit packages available at Contract issue for New Contracts only, consisting of the Traditional GBP (Traditional Guaranteed Minimum Income Benefit and Traditional Guaranteed Partial Withdrawal Benefit) or the Enhanced GBP (Enhanced Guaranteed Minimum Income Benefit and Enhanced Guaranteed Partial Withdrawal Benefit).

INCOME DATE - the date that you begin receiving Annuity Payments under your Contract. This date must be the first day of a calendar month.

INVESTMENT CHOICES - the variable Investment Options and any options available under our general account for Purchase Payments or transfers. We may add, substitute or remove Investment Choices in the future.

INVESTMENT OPTIONS - the variable Investment Choices available under the Separate Account. You may not invest in more than ten Investment Options at any one time.

ISSUE DATE - the date as shown on the Contract that starts the first Contract Year. Contract Anniversaries and Contract Years are measured from the Issue Date.

JOINT OWNERS - a Non-Qualified Contract can be owned by up to two Joint Owners. Any Joint Owner must be the spouse of the other Contract Owner.

MAXIMUM ANNIVERSARY VALUE (MAV) - a calculation used in determining the Enhanced GMIB/GPWB/GMDB values.


NEW CONTRACT - a Contract purchased on or after February 19, 2004 that offers at issue a choice of either a Traditional or Enhanced Guaranteed Benefit Package. The maximum total Separate Account expense that you can incur under this Contract is 2.50%.


NON-QUALIFIED CONTRACT - a Contract that is not purchased under a pension or retirement plan qualified under sections of the Internal Revenue Code.


OLD CONTRACT - a Contract purchased before February 19, 2004 that did not offer a Guaranteed Benefit Package at issue. These Contracts are no longer offered for sale. The total Separate Account expense under this Contract is 1.49%.


PAYEE - the person you designate to receive Annuity Payments during the Payout Phase. You can be the Payee but it is not required under the Contract.

PAYOUT PHASE - the phase your Contract is in once Annuity Payments begin.

PURCHASE PAYMENT - the money you put in the Contract.

QUALIFIED CONTRACT - a Contract purchased under a pension or retirement plan qualified under sections of the Internal Revenue Code (e.g. 401(k) and H.R. 10 plans), Individual Retirement Annuities (IRAs), or Tax-Sheltered Annuities (referred to as TSA, 403(b), or "90-24 transfer" contracts). Currently we issue Qualified Contracts which include but may not be limited to Roth IRAs, Traditional IRAs, Simplified Employee Pension (SEP) IRAs and TSA or 403(b) transfer Contracts ("90-24 transfers").

SEPARATE ACCOUNT - Allianz Life of NY Variable Account C is the Separate Account that issues your Contract. It is a separate investment account of Allianz Life of New York. The Separate Account holds the assets invested in the Investment Options that underlie the Contracts. The Separate Account is divided into subaccounts, each of which invests exclusively in a single Investment Option.


SERVICE CENTER - The USAllianz Service Center. Our Service Center address and phone number are at the back of this prospectus.

13. TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION
--------------------------------------------------------------------------------
                                                  Page
Allianz Life of New York.........................   2
Ratings Agencies.................................   2
Experts..........................................   2
Legal Opinions...................................   2
Distributor......................................   2
The Service Center...............................   2
Reduction or Elimination of the
    Withdrawal Charge............................   3
Calculation of Performance Data..................   3
       Total Return..............................   3
       Yield.....................................   4
       Performance Ranking.......................   4
       Performance Information...................   5
Illustrations....................................  11
Federal Tax Status...............................  11
       General...................................  11
       Diversification...........................  12
       Multiple Contracts........................  13
       Partial 1035 Exchanges....................  13
       Contracts Owned by Other Than
           Natural Persons.......................  13
       Assignments, Pledges and
           Gratuitous Transfers..................  13
       Death Benefits............................  13
       Income Tax Withholding....................  13
       Required Distributions....................  14
       Tax Treatment of Distributions -
           Non-Qualified Contracts...............  14
       Qualified Contracts.......................  15
       Tax Treatment of Distributions -
           Qualified Contracts...................  16
       Tax-Sheltered Annuities -
           Withdrawal Limitations................  17
Annuity Provisions...............................  18
       Annuity Unit Value........................  18
Mortality and Expense Risk Guarantee.............  18
Financial Statements.............................  18
Appendix A - Illustrations.......................  19

14. Privacy Notice
--------------------------------------------------------------------------------
A NOTICE ABOUT YOUR NONPUBLIC FINANCIAL AND HEALTH INFORMATION (FEBRUARY 2003)

WE CARE ABOUT YOUR PRIVACY!

This notice is required by federal and state privacy laws. It describes the privacy policy of Allianz Life of New York. Your privacy is a high priority for us. It will be treated with the highest degree of confidentiality. We need to collect certain information from you so that we can provide insurance products to you. We are committed to maintaining the privacy of this information in accordance with the law. All persons with access to this information must follow this policy.

WE COLLECT THE FOLLOWING INFORMATION:

o INFORMATION FROM YOU--received from our insurance and annuity applications, claim forms or other forms; examples are: your name; address; and date of birth;
o INFORMATION ABOUT YOUR TRANSACTIONS WITH US--examples are: your account balances; and your payment history;
o INFORMATION FROM THIRD PARTIES--from consumer reporting agencies; examples are: credit reports; and employment data.

WE MAY DISCLOSE THE FOLLOWING INFORMATION:

We disclose information such as your name; address; and policy information:

o TO OUR SERVICE PROVIDERS--such as persons who: collect premiums; investigate claims; and administer benefits;
o AS PERMITTED BY LAW--examples are: to government regulators; to law enforcement agencies; and related to court orders;
o OTHER CIRCUMSTANCES--examples are: to consumer reporting agencies to obtain underwriting information; to medical professionals to process your claim; to your insurance agent so he or she can perform services for you.

CONFIDENTIALITY AND SECURITY OF YOUR INFORMATION:

o We protect your information. The only persons who have access to your information are those who must have it to provide our products and services to you.
o If we become aware that any of your information is incorrect, we will make an effort to correct it.
o    We do not sell your information to others.

INFORMATION ABOUT OUR FORMER CUSTOMERS:

Information about our former customers is retained by us on a secure basis. If any disclosure of your information is made, it would be as described in this notice. We do not disclose any information about our former customers except as allowed or required by law.

THE FOLLOWING APPLIES ONLY TO AZ, CA, CT, GA, IL, KS, MA, ME, MN, MT, NV, NJ, NC, OH, OR, VA RESIDENTS:

o You have a right to access and request correction of your information that is retained by us.
o Information obtained from a report prepared by an insurance support agency may be retained by the agency and disclosed to other persons.

THE FOLLOWING APPLIES ONLY TO MASSACHUSETTS RESIDENTS: (IN ADDITION TO THE ABOVE PROVISIONS):

o Upon your written request, you have a right to receive the reason for any adverse underwriting decision made by Allianz Life of New York.

THE FOLLOWING APPLIES ONLY TO MONTANA RESIDENTS: (IN ADDITION TO THE ABOVE PROVISIONS):

o You are entitled to receive, upon request to Allianz Life of New York, a record of any subsequent disclosures of medical record information made by Allianz Life of New York, including the following:

     1. The name, address and institutional affiliation, if any, of each person receiving or examining the medical information during the preceding three years prior to your receipt of this privacy notice;
     2.   The date of the receipt or examination; and
     3.   To the extent practicable, a description of the information disclosed.

NOTIFICATION OF CHANGE:

If we revise our privacy practices in the future, we will notify you prior to the changes.

ALLIANZ LIFE OF NEW YORK CONTACT INFORMATION:

If you have any questions or concerns about our privacy policies or procedures, please write or call:

ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
152 WEST 57TH STREET, 18TH FLOOR
NEW YORK, NY 10019
212-586-7733


                                                       Privacy Notice (R-2/2003)

Appendix A - Annual Operating Expenses For Each Investment Option
--------------------------------------------------------------------------------

This table  describes in detail the annual  expenses for each of the  Investment
Options.  We show the expenses as a percentage of an Investment Option's average daily net assets for the most recent fiscal year.  Except for the USAZ Funds and the PIMCO VIT  portfolios,  neither the  variable  Investment  Options nor their advisers are affiliated with Allianz Life of New York.
------------------------------------------------------------------------------------------------------------------------------------
                                                        ANNUAL OPERATING EXPENSES BEFORE FEE WAIVERS                 TOTAL ANNUAL
                                                                 OR EXPENSE REIMBURSEMENTS             AMOUNT OF      OPERATING
                                                                                                       CONTRACTUAL  EXPENSES AFTER
                                                                                                       FEE WAIVERS    CONTRACTUAL
                                                                                                           AND      FEE WAIVERS OR
                                                                                                      REIMBURSEMENTS    EXPENSE
VARIABLE INVESTMENT OPTION                                                                                          REIMBURSEMENTS
------------------------------------------------------------------------------------------------------------------------------------
                                                         MANAGEMENT                OTHER
                                                            FEES     12B-1       EXPENSES     TOTAL
                                                                       FEES**
------------------------------------------------------------------------------------------------------------------------------------
USAZ AIM Basic Value Fund (1)                               .75%         .25%      1.19%      2.19%       1.09%        1.10%
------------------------------------------------------------------------------------------------------------------------------------
USAZ AIM Blue Chip Fund (1)                                .80          .25        1.83      2.88        1.73           1.15
------------------------------------------------------------------------------------------------------------------------------------
USAZ AIM Dent Demographic Trends Fund (1)                  .85          .25        2.68      3.78        2.58           1.20
------------------------------------------------------------------------------------------------------------------------------------
USAZ AIM International Equity Fund (1)                     .90          .25        2.55      3.70        2.45           1.25
------------------------------------------------------------------------------------------------------------------------------------
USAZ AllianceBernstein Growth and Income Fund (1)          1.00         .25         .93      2.18        1.08           1.10
------------------------------------------------------------------------------------------------------------------------------------
USAZ AllianceBernstein Large Cap Growth Fund (1)           1.00         .25         .90      2.15        1.05           1.10
------------------------------------------------------------------------------------------------------------------------------------
Davis VA Financial Portfolio                               .75          --          .24       .99         --             .99
------------------------------------------------------------------------------------------------------------------------------------
Davis VA Value Portfolio                                   .75          --          .08       .83         --             .83
------------------------------------------------------------------------------------------------------------------------------------
Dreyfus IP Small Cap Stock Index Portfolio-Service         .35          .25         --        .60         --             .60
Shares
------------------------------------------------------------------------------------------------------------------------------------
Dreyfus Stock Index Fund-Service Shares                    .25          .25         .01       .51         --             .51
------------------------------------------------------------------------------------------------------------------------------------
Franklin Global Communications Securities Fund - Class     .57          .25         .03       .85         --             .85
2 (2), (3)
------------------------------------------------------------------------------------------------------------------------------------
Franklin Growth and Income Securities Fund - Class 2       .49          .25         .04       .78         --             .78
(2), (3)
------------------------------------------------------------------------------------------------------------------------------------
Franklin High Income Fund - Class 2 (2), (3)               .60          .25         .03       .88         --             .88
------------------------------------------------------------------------------------------------------------------------------------
Franklin Income Securities Fund - Class 2 (2), (3)         .50          .25         .03       .78         --             .78
------------------------------------------------------------------------------------------------------------------------------------
Franklin Large Cap Growth Securities Fund - Class 2        .75          .25         .05      1.05         --            1.05
(2), (3)
------------------------------------------------------------------------------------------------------------------------------------
Franklin Real Estate Fund - Class 2 (2), (3)               .53          .25         .04       .82         --             .82
------------------------------------------------------------------------------------------------------------------------------------
Franklin Rising Dividends Securities Fund - Class 2        .75          .25         .04      1.04         .01           1.03
(2), (3), (4)
------------------------------------------------------------------------------------------------------------------------------------
Franklin Small Cap Fund - Class 2 (2), (4)                 .53          .25         .31      1.09         .05           1.04
------------------------------------------------------------------------------------------------------------------------------------
Franklin Small Cap Value Securities Fund - Class 2         .59          .25         .20      1.04         .03           1.01
(2), (4)
------------------------------------------------------------------------------------------------------------------------------------
Franklin U.S. Government Fund - Class 2 (2), (3)           .50          .25         .04       .79         --             .79
------------------------------------------------------------------------------------------------------------------------------------
Franklin Zero Coupon Fund 2005 - Class 1 (3)               .62          --          .06       .68         --             .68
------------------------------------------------------------------------------------------------------------------------------------
Franklin Zero Coupon Fund 2010 - Class 1 (3)               .62          --          .06       .68         --             .68
------------------------------------------------------------------------------------------------------------------------------------
Mutual Discovery Securities Fund - Class 2 (2)             .80          .25         .23      1.28         --            1.28
------------------------------------------------------------------------------------------------------------------------------------
Mutual Shares Securities Fund - Class 2 (2), (4)           .60          .25         .21      1.06         .01           1.05
------------------------------------------------------------------------------------------------------------------------------------
Templeton Developing Markets Securities Fund - Class 2     1.25         .25         .33      1.83         --            1.83
(2)
------------------------------------------------------------------------------------------------------------------------------------
Templeton Foreign Securities Fund - Class 2 (2), (4)       .70          .25         .20      1.15         .02           1.13
------------------------------------------------------------------------------------------------------------------------------------
Templeton Growth Securities Fund - Class 2 (2), (3)        .81          .25         .06      1.12         --            1.12
------------------------------------------------------------------------------------------------------------------------------------
USAZ Templeton Developed Markets Fund (1)                  .875         .25        2.235     3.36        2.11           1.25
------------------------------------------------------------------------------------------------------------------------------------
Jennison 20/20 Focus Portfolio - Class 2                   .75          .25         .37      1.37         --            1.37
------------------------------------------------------------------------------------------------------------------------------------
SP Jennison International Growth Portfolio - Class 2       .85          .25         .70      1.80         --            1.80
(5)
------------------------------------------------------------------------------------------------------------------------------------
SP Strategic Partners Focused Growth Portfolio - Class     .90          .25        1.19      2.34         --            2.34
2 (5)
------------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Global Securities Fund/VA                      .65          --          .02       .67         --             .67
------------------------------------------------------------------------------------------------------------------------------------
Oppenheimer High Income Fund/VA                            .74          --          .03       .77         --             .77
------------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Main Street Fund/VA                            .68          --          .01       .69         --             .69
------------------------------------------------------------------------------------------------------------------------------------
USAZ Oppenheimer Emerging Growth Fund (1)                  .85          .25        1.28      2.38        1.13           1.25
------------------------------------------------------------------------------------------------------------------------------------
USAZ Oppenheimer Emerging Technologies Fund (1)            1.00         .25        1.36      2.61        1.36           1.25
------------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT High Yield Portfolio - Admin. Class (6)          .25          --          .51       .76         .01            .75
------------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Real Return Portfolio- Admin. Class              .25          --          .41       .66         --             .66
------------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT StocksPLUS Growth and Income Portfolio -         .40          --          .26       .66         .01            .65
Admin. Class
------------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Total Return Portfolio- Admin. Class (6)         .25          --          .41       .66         .01            .65
------------------------------------------------------------------------------------------------------------------------------------
USAZ PIMCO NFJ Small Cap Value Fund (1), (7)               .75          .25         .25      1.25         --            1.25
------------------------------------------------------------------------------------------------------------------------------------
USAZ PIMCO PEA Growth and Income Fund  (1)                 .75          .25        1.30      2.30        1.20           1.10
------------------------------------------------------------------------------------------------------------------------------------
USAZ PIMCO PEA Renaissance Fund  (1)                       .75          .25         .40      1.40         .30           1.10
------------------------------------------------------------------------------------------------------------------------------------
USAZ PIMCO PEA Value Fund  (1)                             .75          .25         .78      1.78         .68           1.10
------------------------------------------------------------------------------------------------------------------------------------
Seligman Small-Cap Value Portfolio - Class 1  (8)          1.00         --          .18      1.18         --            1.18
------------------------------------------------------------------------------------------------------------------------------------
USAZ Money Market Fund                                     .35          .25         .27       .87         --             .87
------------------------------------------------------------------------------------------------------------------------------------
USAZ  Van Kampen Aggressive Growth Fund (1)                .90          .25        1.97      3.12        1.87           1.25
------------------------------------------------------------------------------------------------------------------------------------
USAZ Van Kampen Comstock Fund (1)                          .775         .25        .455      1.48         .28           1.20
------------------------------------------------------------------------------------------------------------------------------------
USAZ Van Kampen Emerging Growth Fund (1)                   .85          .25         .97      2.07         .97           1.10
------------------------------------------------------------------------------------------------------------------------------------
USAZ Van Kampen Global Franchise Fund (1), (7)             .95          .25         .15      1.35         --            1.35
------------------------------------------------------------------------------------------------------------------------------------
USAZ Van Kampen Growth and Income Fund (1)                 .775         .25        .555      1.58         .48           1.10
------------------------------------------------------------------------------------------------------------------------------------
USAZ Van Kampen Growth Fund (1)                            .85          .25        1.21      2.31        1.11           1.20
------------------------------------------------------------------------------------------------------------------------------------

** The 12b-1 fees cover certain distribution and shareholder support services provided by the companies selling Contracts. Our principal underwriter, USAllianz Investor Services, LLC, will receive 12b-1 fees.

(1) USAllianz Advisers ("USAZ"), the Investment Option's investment adviser, and the Investment Option have entered into a written contract limiting operating expenses to the "after waiver" amount listed above through May 1, 2004. The Investment Option is authorized to reimburse USAZ for management fees previously waived and/or for the cost of Other Expenses paid by USAZ provided that such reimbursement will not cause the Investment Option to exceed the expense limitation noted above. The Investment Option's ability to reimburse USAZ in this manner only applies to fees paid or reimbursement made by USAZ at some time within the first three years from the time the Investment Option commenced operations.
(2) For the variable Investment Options of Franklin Templeton Variable Insurance Products Trust, Class 2 shares have a distribution plan that is referred to as a rule 12b-1 plan. See "Fund Account Policies" in the Franklin Templeton Variable Insurance Products Trust prospectus for more information about the rule 12b-1 plan.
(3)  The Fund administration fee is paid indirectly through the management fee.
(4) For the Franklin Rising Dividends, Franklin Small Cap, Franklin Small Cap Value Securities, Mutual Shares Securities and Templeton Foreign Securities Funds, the managers have agreed in advance to make estimated reductions of 0.01%, 0.05%, 0.03%, 0.01% and 0.02%, respectively, in their fees to reflect reduced services resulting from the Investment Options' investment in a Franklin Templeton money fund for cash management. The reduction is not voluntary and is required by the Investment Options' Board of Trustees and an exemptive order of the Securities and Exchange Commission.
(5) These variable Investment Options voluntarily agreed to reimburse "other expenses" for the SP Jennison International Growth Portfolio that exceeded .16% and for the SP Strategic Partners Focused Growth Portfolio that exceeded .93%. These reimbursements are voluntary and may be terminated at any time.
(6) PIMCO has contractually agreed to reduce total annual Investment Option operating expenses to the extent they would exceed, due to the payment of organizational expenses and Trustees' fees, 0.75%, 0.65% and 0.65%, respectively, of average daily net assets for the PIMCO VIT High Yield, PIMCO VIT StocksPLUS Growth and Income and Total Return Portfolios. Under the Expense Limitation Agreement, PIMCO may recoup these waivers and reimbursements in future periods, not exceeding three years, provided total expenses, including such recoupment, do not exceed the annual expense limit.
(7) The USAZ PIMCO NFJ Small Cap Value Fund and the USAZ Van Kampen Global Franchise Fund commenced operations after December 31, 2002. The expenses shown above for these variable Investment Options are estimated for the current fiscal year.
(8) J & W. Seligman & Co. Incorporated ("Seligman") voluntarily agreed to reimburse expenses of Seligman Small-Cap Value Portfolio, other than "management fees" and "12b-1 fees," that exceed 0.20%.

APPENDIX B - CONDENSED FINANCIAL INFORMATION
--------------------------------------------------------------------------------
The consolidated financial statements of Allianz Life Insurance Company of New York and the financial statements of Allianz Life of NY Variable Account C may be found in the Statement of Additional Information (SAI).

Accumulation Unit Value (AUV) information corresponding to the highest (2.50%) and lowest (1.65%) combination of charges is not reflected in the following table because it is not yet available. AUV information reflecting a Separate Account expense of 1.49% is currently available and has been included in the following table for the periods indicated.

This information should be read in conjunction with the financial statements and related notes of the Separate Account included in the SAI.

 (NUMBER OF UNITS IN THOUSANDS)

                                                                YEAR OR PERIOD            INCEPTION
                                                                     ENDED              (1/22/01) TO
INVESTMENT OPTIONS:                                              DEC. 31, 2002           DEC. 31, 2001

USAZ AIM BASIC VALUE
Unit value at beginning of period                                         NA                   NA
Unit value at end of period                                           $7.560                   NA
Number of units outstanding at end of period                               5                   NA

USAZ AIM BLUE CHIP
Unit value at beginning of period                                         NA                   NA
Unit value at end of period                                           $8.011                   NA
Number of units outstanding at end of period                               0                   NA

USAZ AIM DENT DEMOGRAPHIC TRENDS
Unit value at beginning of period                                         NA                   NA
Unit value at end of period                                           $7.544                   NA
Number of units outstanding at end of period                               5                   NA

USAZ AIM INTERNATIONAL EQUITY
Unit value at beginning of period                                         NA                   NA
Unit value at end of period                                           $8.079                   NA
Number of units outstanding at end of period                               1                   NA

USAZ ALLIANCEBERNSTEIN GROWTH AND INCOME
Unit value at beginning of period                                    $10.441                   NA
Unit value at end of period                                           $7.800              $10.441
Number of units outstanding at end of period                              20                    3

USAZ ALLIANCEBERNSTEIN LARGE CAP GROWTH
Unit value at beginning of period                                    $10.525                   NA
Unit value at end of period                                           $7.185              $10.525
Number of units outstanding at end of period                               5                    0

DAVIS VA FINANCIAL PORTFOLIO
Unit value at beginning of period                                    $11.750                   NA
Unit value at end of period                                           $9.627              $11.750
Number of units outstanding at end of period                               7                    1

DAVIS VA VALUE PORTFOLIO
Unit value at beginning of period                                     $9.631                   NA
Unit value at end of period                                           $7.946               $9.631
Number of units outstanding at end of period                              33                   27

DREYFUS IP SMALL CAP STOCK INDEX
Unit value at beginning of period                                         NA                   NA
Unit value at end of period                                           $7.599                   NA
Number of units outstanding at end of period                               1                   NA

DREYFUS STOCK INDEX
Unit value at beginning of period                                         NA                   NA
Unit value at end of period                                           $8.154                   NA
Number of units outstanding at end of period                               5                   NA

FRANKLIN GLOBAL COMMUNICATIONS SECURITIES
Unit value at beginning of period                                    $17.665                   NA
Unit value at end of period                                          $11.569              $17.665
Number of units outstanding at end of period                               2                    1

FRANKLIN GROWTH AND INCOME SECURITIES
Unit value at beginning of period                                    $28.853                   NA
Unit value at end of period                                          $23.959              $28.853
Number of units outstanding at end of period                              13                    5

FRANKLIN INCOME SECURITIES
Unit value at beginning of period                                    $28.058                   NA
Unit value at end of period                                          $27.475              $28.058
Number of units outstanding at end of period                              36                   15

FRANKLIN HIGH INCOME
Unit value at beginning of period                                    $18.120                   NA
Unit value at end of period                                          $16.074              $18.120
Number of units outstanding at end of period                              20                    0

FRANKLIN LARGE CAP GROWTH SECURITIES
Unit value at beginning of period                                    $18.209                   NA
Unit value at end of period                                          $13.780              $18.209
Number of units outstanding at end of period                               4                    4

FRANKLIN REAL ESTATE
Unit value at beginning of period                                    $29.116                   NA
Unit value at end of period                                          $29.280              $29.116
Number of units outstanding at end of period                               8                    0

FRANKLIN RISING DIVIDENDS SECURITIES
Unit value at beginning of period                                    $24.814                   NA
Unit value at end of period                                          $24.060              $24.814
Number of units outstanding at end of period                              33                   12

FRANKLIN SMALL CAP
Unit value at beginning of period                                    $19.747                   NA
Unit value at end of period                                          $13.874              $19.747
Number of units outstanding at end of period                              18                    3

FRANKLIN SMALL CAP VALUE SECURITIES
Unit value at beginning of period                                    $10.638                   NA
Unit value at end of period                                           $9.510              $10.638
Number of units outstanding at end of period                               5                    1

FRANKLIN U.S. GOVERNMENT
Unit value at beginning of period                                    $21.317                   NA
Unit value at end of period                                          $23.054              $21.317
Number of units outstanding at end of period                              66                   32

FRANKLIN ZERO COUPON 2005
Unit value at beginning of period                                    $27.351                   NA
Unit value at end of period                                          $29.669              $27.351
Number of units outstanding at end of period                               2                    0

FRANKLIN ZERO COUPON 2010
Unit value at beginning of period                                    $29.125                   NA
Unit value at end of period                                          $34.462              $29.125
Number of units outstanding at end of period                              14                    0

MUTUAL DISCOVERY SECURITIES
Unit value at beginning of period                                    $14.617                   NA
Unit value at end of period                                          $13.047              $14.617
Number of units outstanding at end of period                               4                    1

MUTUAL SHARES SECURITIES
Unit value at beginning of period                                    $15.555                   NA
Unit value at end of period                                          $13.515              $15.555
Number of units outstanding at end of period                              21                    3

TEMPLETON DEVELOPING MARKETS SECURITIES
Unit value at beginning of period                                     $7.586                   NA
Unit value at end of period                                           $7.463               $7.586
Number of units outstanding at end of period                               1                    0

TEMPLETON FOREIGN SECURITIES
Unit value at beginning of period                                    $17.645                   NA
Unit value at end of period                                          $14.157              $17.645
Number of units outstanding at end of period                              15                    4

TEMPLETON GROWTH SECURITIES
Unit value at beginning of period                                    $18.790                   NA
Unit value at end of period                                          $15.090              $18.790
Number of units outstanding at end of period                              12                    1

USAZ TEMPLETON DEVELOPED MARKETS
Unit value at beginning of period                                    $10.225                   NA
Unit value at end of period                                           $8.674              $10.225
Number of units outstanding at end of period                               0                    0

JENNISON 20/20 FOCUS
Unit value at beginning of period                                         NA                   NA
Unit value at end of period                                           $8.189                   NA
Number of units outstanding at end of period                               1                   NA

SP JENNISON INTERNATIONAL GROWTH
Unit value at beginning of period                                     $5.356                   NA
Unit value at end of period                                           $4.072               $5.356
Number of units outstanding at end of period                               2                    0

SP STRATEGIC PARTNERS FOCUSED GROWTH
Unit value at beginning of period                                     $6.599                   NA
Unit value at end of period                                           $4.842               $6.599
Number of units outstanding at end of period                               1                    1

OPPENHEIMER GLOBAL SECURITIES
Unit value at beginning of period                                     $8.986                   NA
Unit value at end of period                                           $6.894               $8.986
Number of units outstanding at end of period                              21                    6

OPPENHEIMER HIGH INCOME
Unit value at beginning of period                                     $9.566                   NA
Unit value at end of period                                           $9.199               $9.566
Number of units outstanding at end of period                              29                    1

OPPENHEIMER MAIN STREET
Unit value at beginning of period                                     $8.330                   NA
Unit value at end of period                                           $6.664               $8.330
Number of units outstanding at end of period                              48                   16

USAZ OPPENHEIMER EMERGING GROWTH
Unit value at beginning of period                                         NA                   NA
Unit value at end of period                                           $8.009                   NA
Number of units outstanding at end of period                               0                   NA

USAZ OPPENHEIMER EMERGING TECHNOLOGIES
Unit value at beginning of period                                    $10.744                   NA
Unit value at end of period                                           $6.231              $10.744
Number of units outstanding at end of period                               2                    0

PIMCO VIT HIGH YIELD
Unit value at beginning of period                                     $9.559                   NA
Unit value at end of period                                           $9.303               $9.559
Number of units outstanding at end of period                              37                    0

PIMCO VIT STOCKSPLUS GROWTH AND INCOME
Unit value at beginning of period                                     $8.252                   NA
Unit value at end of period                                           $6.486               $8.252
Number of units outstanding at end of period                               3                    1

PIMCO VIT TOTAL RETURN
Unit value at beginning of period                                    $11.389                   NA
Unit value at end of period                                          $12.239              $11.389
Number of units outstanding at end of period                              81                    2

USAZ PIMCO PEA GROWTH AND INCOME
Unit value at beginning of period                                    $10.139                   NA
Unit value at end of period                                           $8.103              $10.139
Number of units outstanding at end of period                               4                    0

USAZ PIMCO PEA RENAISSANCE
Unit value at beginning of period                                    $10.994                   NA
Unit value at end of period                                           $8.115              $10.994
Number of units outstanding at end of period                              22                    3

USAZ PIMCO PEA VALUE
Unit value at beginning of period                                    $10.936                   NA
Unit value at end of period                                           $8.091              $10.936
Number of units outstanding at end of period                               5                    0

SELIGMAN SMALL-CAP VALUE
Unit value at beginning of period                                    $16.623                   NA
Unit value at end of period                                          $13.861              $16.623
Number of units outstanding at end of period                               8                    1

USAZ MONEY MARKET
Unit value at beginning of period                                    $10.561                   NA
Unit value at end of period                                          $10.493              $10.561
Number of units outstanding at end of period                              78                   86

USAZ VAN KAMPEN AGGRESSIVE GROWTH
Unit value at beginning of period                                     $8.019                   NA
Unit value at end of period                                           $5.345               $8.019
Number of units outstanding at end of period                               9                    1

USAZ VAN KAMPEN COMSTOCK
Unit value at beginning of period                                     $9.325                   NA
Unit value at end of period                                           $7.376               $9.325
Number of units outstanding at end of period                              14                    2

USAZ VAN KAMPEN EMERGING GROWTH
Unit value at beginning of period                                     $9.128                   NA
Unit value at end of period                                           $6.087               $9.128
Number of units outstanding at end of period                              12                    0

USAZ VAN KAMPEN GROWTH AND INCOME
Unit value at beginning of period                                     $9.662                   NA
Unit value at end of period                                           $8.119               $9.662
Number of units outstanding at end of period                               8                    1

USAZ VAN KAMPEN GROWTH
Unit value at beginning of period                                     $9.514                   NA
Unit value at end of period                                           $7.101               $9.514
Number of units outstanding at end of period                              14                    0

The PIMCO VIT Real Return Portfolio, USAZ PIMCO NFJ Small Cap Value Fund and the USAZ Van Kampen Global Franchise Fund commenced operations under this Contract after December 31, 2002, therefore no Accumulation Units are shown for these Investment Options.

A Statement of Additional Information (SAI) dated the same date as this prospectus includes additional information about the annuity offered by this prospectus. The SAI is incorporated by reference into this prospectus. The SAI is filed with the SEC and is available without charge by contacting us at the phone number or address listed below. The table of contents of the SAI appears before the Privacy Notice in this prospectus.

In order to help you  understand  how your  Contract  Values  vary over time and
under  different  sets  of   assumptions,   we  may  provide  you  with  certain
personalized illustrations upon request and free of charge. You can request illustrations at any time by contacting your registered representative. Illustrations demonstrate how your Contract Value, cash withdrawal value and death benefits change based on the investment experience of the variable Investment Options or the hypothetical rate of return. The illustrations are hypothetical and may not be used to project or predict investment results.

You can also review and copy information about us, the Separate Account, the prospectus and the SAI at the SEC's Public Reference Room in Washington, D.C. You may obtain information about the operation of the Public Reference Room by calling 1-202-942-8090.

The SEC also maintains a web site (http://www.sec.gov). The prospectus, the SAI and other information about the Contract are available on the EDGAR database on the SEC's web site. If you do not have access to the web site you can get copies of information from the web site upon payment of a duplication fee by writing to:

     PUBLIC REFERENCE SECTION OF THE COMMISSION
     450 Fifth Street NW
     Washington, DC 20549-0102

You can contact us at:
     ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
     152 West 57th Street, 18th Floor,
       New York, New York 10019
     (800) 624-0197

If you need service (such as changes in Contract information, inquiry into Contract Values, to request a withdrawal, etc.), please contact our Service
Center:

     USALLIANZ SERVICE CENTER
     300 Berwyn Park
     P.O. Box 3031 Berwyn, PA 19312-0031 (800) 624-0197

                       STATEMENT OF ADDITIONAL INFORMATION

                             USALLIANZ ADVANTAGE(R)

                      INDIVIDUAL FLEXIBLE PURCHASE PAYMENT
                       VARIABLE DEFERRED ANNUITY CONTRACT

                                    ISSUED BY
          ALLIANZ LIFE OF NY VARIABLE ACCOUNT C (THE SEPARATE ACCOUNT)
                                       AND
                       ALLIANZ LIFE INSURANCE  COMPANY OF NEW YORK
                   (ALLIANZ LIFE OF NEW YORK, WE, US AND OUR)


                                February 19, 2004


This is not a prospectus. This Statement of Additional Information (SAI) should be read in conjunction with the prospectus for the Contract, which is dated the same date as this SAI. Definitions of capitalized terms can be found in the glossary in the prospectus. The prospectus is incorporated in this SAI by reference.

The prospectus for the Contract concisely sets forth information that a prospective investor ought to know before investing. For a copy of the Contract prospectus, call or write us at:


                   ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
                              152 West 57th Street
                                   18th Floor
                               New York, NY 10019
                                 (800) 624-0197
Table of Contents
--------------------------------------------------------------------------------
Allianz Life of New York.........................   2
Ratings Agencies.................................   2
Experts..........................................   2
Legal Opinions...................................   2
Distributor......................................   2
The Service Center...............................   2
Reduction or Elimination of the
    Withdrawal Charge............................   3
Calculation of Performance Data..................   3
       Total Return..............................   3
       Yield.....................................   4
       Performance Ranking.......................   4
       Performance Information...................   5
Illustrations....................................  11
Federal Tax Status...............................  11
       General...................................  11
       Diversification...........................  12
       Multiple Contracts........................  13
       Partial 1035 Exchanges....................  13
       Contracts Owned by Other Than
           Natural Persons.......................  13
       Assignments, Pledges and
           Gratuitous Transfers..................  13
       Death Benefits............................  13
       Income Tax Withholding....................  13
       Required Distributions....................  14
       Tax Treatment of Distributions -
           Non-Qualified Contracts...............  14
       Qualified Contracts.......................  15
       Tax Treatment of Distributions -
           Qualified Contracts...................  16
       Tax-Sheltered Annuities -
           Withdrawal Limitations................  17
Annuity Provisions...............................  18
       Annuity Unit Value........................  18
Mortality and Expense Risk Guarantee.............  18
Financial Statements.............................  18
Appendix A - Illustrations.......................  19



                                         ADVSAI-0204

ALLIANZ LIFE OF NEW YORK
--------------------------------------------------------------------------------
Allianz Life of New York, formerly Preferred Life Insurance Company of New York, is a stock life insurance company organized under the laws of the state of New York. We are a wholly-owned subsidiary of Allianz Life Insurance Company of North America, which is a wholly owned subsidiary of Allianz Versicherungs-AG Holding (Allianz AG). Allianz AG is headquartered in Munich, Germany, and has sales outlets throughout the world. We offer fixed and variable annuities, and group life, accident and health insurance products.

RATINGS AGENCIES
--------------------------------------------------------------------------------
We receive ratings from the independent rating agencies of A.M. Best and Moody's. A.M. Best and Moody's rate insurance companies for their financial strength. These agencies evaluate the financial soundness and claims-paying ability of insurance companies based on a number of different factors. This information does not relate to the management or performance of the subaccounts of the Separate Account. This information relates only to our general account and reflects our ability to make Annuity Payments and to pay death benefits and other distributions from the Contract. For detailed information on the current agency ratings given to Allianz Life of New York and on the rating categories that have been established by the agencies, contact your registered representative.

EXPERTS
--------------------------------------------------------------------------------
The financial statements of Allianz Life of NY Variable Account C, formerly Preferred Life Variable Account C, as of and for the year ended December 31, 2002 and the financial statements of Allianz Life of New York as of December 31, 2002 and 2001 and for each of the years in the three years ended December 31, 2002 included in this SAI have been audited by KPMG LLP, independent accountants as indicated in their report included in this SAI and are included herein in reliance upon such reports and upon the authority of said firm as experts in accounting and auditing. The principal business address of KPMG LLP is 4200 Wells Fargo Center, Minneapolis, MN.

LEGAL OPINIONS
--------------------------------------------------------------------------------
Stewart D. Gregg, Senior Counsel to Allianz Life of New York, has provided legal advice on certain matters in connection with the issuance of the Contracts.

DISTRIBUTOR
--------------------------------------------------------------------------------
USAllianz Investor Services, LLC, an affiliate of Allianz Life of New York, acts as the distributor. The offering is on a continuous basis.

THE SERVICE CENTER
--------------------------------------------------------------------------------
Delaware Valley Financial Services, Inc. (DVFS), performs certain administrative services regarding the Contracts and is a wholly-owned subsidiary of Allianz Life Insurance Company of North America. The Service Center is located at 300 Berwyn Park, Berwyn, Pennsylvania. The administrative services performed by the Service Center include:
o  Issuance  of the Contracts,
o  Maintenance of Contract Owner records,
o Processing and mailing of account statements and other mailings to Contract Owners, and
o  Routine  customer  service  including:
   -  Responding  to Contract  Owner  correspondence  and  inquiries,
   -  Processing of Contract changes,
   -  Processing withdrawal requests (both partial and total), and
   -  Processing annuitization requests.

REDUCTION OR ELIMINATION OF THE WITHDRAWAL CHARGE
--------------------------------------------------------------------------------
We may reduce or eliminate the amount of the withdrawal charge on the Contracts when Contract sales are made to individuals or to a group of individuals in a manner that results in savings of sales expenses. We will determine the entitlement to a reduction of the withdrawal charge after examination of the following factors:

o    the size of the group;
o the total amount of Purchase Payments expected to be received from the group;
o the nature of the group for which the Contracts are purchased, and the persistency expected in that group (i.e., the expectation that the Contract Owners will continue to hold the Contracts for a certain period of time);
o the purpose for which the Contracts are purchased and whether that purpose makes it likely that expenses will be reduced; and
o any other circumstances which we believe to be relevant to determining whether reduced sales or administrative expenses may be expected.

None of these reductions are contractually guaranteed.

We may eliminate the withdrawal charge when the Contracts are issued to an officer, director or employee of Allianz Life of New York or any of its affiliates. We may reduce or eliminate the withdrawal charge when the Contract is sold by a registered representative appointed with Allianz Life of New York to any members of his or her immediate family and the commission is waived. In no event will any reduction or elimination of the withdrawal charge be permitted where the reduction or elimination will be unfairly discriminatory to any person.

CALCULATION OF PERFORMANCE DATA
--------------------------------------------------------------------------------
TOTAL RETURN

From time to time, we may advertise the performance data for the divisions of the separate account (also known as subaccounts) in sales literature, advertisements, personalized hypothetical illustrations and Contract Owner communications. The data will show the percentage change in the value of an Accumulation Unit based on the performance of a subaccount over a stated period of time (usually a calendar year), which is determined by dividing the increase (or decrease) in value for that Accumulation Unit by the Accumulation Unit value at the beginning of the period.

Any performance data will also include average annual total return figures for one, five and ten year (or since inception) time periods indicated. Total return figures will reflect the deduction of the total Separate Account Expense (the mortality and expense risk and administrative charges), the operating expenses of the Investment Option and any applicable contract maintenance charge and withdrawal charges (Standardized Total Return). The withdrawal charge and contract maintenance charge deductions are calculated assuming a Contract is withdrawn at the end of the reporting period.

The hypothetical value of a Contract purchased for the time periods described will be determined by using the actual Accumulation Unit values for an initial $1,000 Purchase Payment, and deducting any applicable contract maintenance charges and any applicable withdrawal charge to arrive at the ending hypothetical value. The average annual total return is then determined by computing the fixed interest rate that a $1,000 Purchase Payment would have to earn annually, compounded annually, to grow to the hypothetical value at the end of the time periods described. The formula used in these calculations is:

                                P (1 + T)n = ERV
where:
         P = a  hypothetical  initial  Purchase  Payment of $1,000;
         T = average annual total return;
         n = number of years;
       ERV = ending redeemable value of a hypothetical $1,000 Purchase Payment made at the beginning of the time periods used at the end of such time periods (or fractional portion thereof).

We may also advertise performance data calculated in the same manner as described above but which will not reflect the deduction of the withdrawal charge and the contract maintenance charge. We may also advertise cumulative and average total return information over different periods of time. We may also present performance information computed on a different basis (Non-Standardized Total Return).

Cumulative total return is calculated in a similar manner as the average annual total return, except that the results are not annualized. Each calculation assumes that the Contract's carry no sales load and that the income earned by the investment in the Investment Option is reinvested.

Contract Owners should note that investment results will fluctuate over time, and any presentation of total return for any period should not be considered as a representation of what an investment may earn or what a Contract Owner's total return may be in any future period.

YIELD

THE USAZ MONEY MARKET FUND. We may advertise yield information for the USAZ Money Market Fund. The USAZ Money Market Fund's current yield may vary each day, depending upon, among other things, the average maturity of the Investment Option's investment securities and changes in interest rates, operating expenses, the deduction of the mortality and expense risk charge, the administrative charge and the contract maintenance charge and, in certain instances, the value of the Investment Option's investment securities. The fact that the subaccount's current yield will fluctuate and that the principal is not guaranteed should be taken into consideration when using the subaccount's current yield as a basis for comparison with savings accounts or other fixed-yield investments. The yield at any particular time is not indicative of what the yield may be at any other time.

The USAZ Money Market Fund's current yield is computed on a base period return of a hypothetical Contract having a beginning balance of one Accumulation Unit for a particular period of time (generally seven days). The return is determined by dividing the net change (exclusive of any capital changes) in such Accumulation Unit by its beginning value, and then multiplying it by 365/7 to get the annualized current yield. The calculation of net change reflects the value of additional shares purchased with the dividends paid by the Investment Option, and the deduction of the mortality and expense risk charge, the administrative charge and contract maintenance charge.

The effective yield reflects the effects of compounding and represents an annualization of the current return with all dividends reinvested. (Effective yield = [(Base Period Return + 1)365/7] - 1.)

The USAZ Money Market Fund subaccounts for the total highest and lowest total Separate Account expenses for New Contracts did not exist as of December 31, 2002, and therefore we are not showing current and effective yield information at this time.

OTHER INVESTMENT OPTIONS. We may also quote yield in sales literature, advertisements, personalized hypothetical illustrations, and Contract Owner communications for the other Investment Options. Each Investment Option (other than the USAZ Money Market Fund) will publish standardized total return information with any quotation of current yield.

The yield computation is determined by dividing the net investment income per Accumulation Unit earned during the period (minus the deduction for the mortality and expense risk charge, administrative charge and the contract maintenance charge) by the Accumulation Unit value on the last day of the period and annualizing the resulting figure, according to the following formula:

                           Yield = 2 [(A-B + 1)6 - 1]
                                       cd
where:
          a    =  net  investment   income  earned  during  the  period  by  the
               Investment   Option   attributable   to   shares   owned  by  the
               subaccounts;
          b    = expenses accrued for the period (net of reimbursements);
          c    = the average  daily  number of  Accumulation  Units  outstanding during  the  period;
          d    = the maximum  offering price per  Accumulation  Unit on the last day of the period.

We will use the above formula in calculating quotations of yield, based on specified 30-day periods (or one month) identified in the sales literature, advertisement or communication. Yield calculations assume no sales load. We do not currently advertise any yield information for any subaccount (other than the USAZ Money Market Fund).

PERFORMANCE RANKING
Total return may be compared to relevant indices, including U. S. domestic and international indices and data from Lipper Analytical Services, Inc., Standard & Poor's Indices, or VARDS(R). From time to time, evaluation of performance by independent sources may also be used. PERFORMANCE INFORMATION Certain Investment Options have been in existence for some time and have investment performance history. In order to show how investment performance of the Investment Options affects Accumulation Unit values, the following performance information was developed. This information is for periods prior to when the Contracts were first offered, and have been adjusted to reflect Contract expenses.

Certain Investment Options issue two or more classes of shares and certain share classes may have Rule 12b-1 expenses. The classes of shares offered by this Contract are listed in the prospectus. For more information about share classes, see the Investment Option's prospectuses.

Because class 2 shares were not offered until 1/6/99 (or 5/1/97 for Templeton Developing Markets Securities Fund and Templeton Foreign Securities Fund), standardized class 2 fund performance for prior periods represents historical results of class 1 shares. For periods beginning 1/6/99 (or 5/1/97), class 2's results reflect an additional 12b-1 fee expense, which also affects future performance.

Ongoing stock market volatility can dramatically change the Investment Options' short-term performance; current results may differ.

The performance figures in the following charts are for New Contracts.

The performance figures in Chart A and B on the following pages reflect Accumulation Unit performance from Investment Option inception, which may pre-date subaccount inception and assumes that the Accumulation Units were fully invested in each of the Investment Options from the Investment Option inception dates listed on the table.

o Chart A is for New Contracts with the Traditional GMDB and no GBP (which carries the lowest total Separate Account expenses of 1.65%);

o Chart B is for New Contracts with the Enhanced GMDB and the Enhanced GBP (which carries the highest total Separate Account expenses of 2.50%); and

o Chart C reflects performance of the Investment Options and does not include any Contract expenses.

----------------------------- -------------------- ------------------ ------------------------
                                TOTAL SEPARATE
-----------------------------   ACCOUNT EXPENSE
                                                   ACTUAL PERFORMANCE HYPOTHETICAL PERFORMANCE
NEW CONTRACT PRODUCT FEATURES
----------------------------- -------------------- ------------------ ------------------------
Traditional GMDB and no GBP          1.65%         Not yet available.          Chart A
----------------------------- -------------------- ------------------ ------------------------
Enhanced GMDB and                    2.50%         Not yet available.          Chart B
   Enhanced GBP
----------------------------- -------------------- ------------------ ------------------------

The performance figures in Column I of each table represent performance figures for the Accumulation Units that reflect deduction of the mortality and expense risk (M&E) charge, administrative charge and the operating expenses of the Investment Options, but not the withdrawal or contract maintenance charges. Column II represents performance figures for the Accumulation Units that reflect the deduction of the M&E charge, administrative charge, the contract maintenance charge, the operating expenses of the Investment and assumes that you make a withdrawal at the end of the period (therefore the withdrawal charge is reflected). Past performance does not guarantee future results.

CHART A - NEW CONTRACTS WITH THE TRADITIONAL  GMDB AND NO GBP (WHICH CARRIES THE
LOWEST TOTAL SEPARATE ACCOUNT EXPENSE OF 1.65%)

Total Return for the periods ended December 31, 2002:                         HYPOTHETICAL PERFORMANCE
                                                COLUMN I (WITHOUT CONTRACT
                                            MAINTENANCE AND WITHDRAWAL CHARGES)           COLUMN II (WITH ALL CHARGES)
                                   INVESTMENT OPTION ONE    THREE   FIVE    TEN   SINCE      ONE    THREE    FIVE      TEN   SINCE
                                      INCEPTION     YEAR    YEAR    YEAR    YEAR  INCEPTION  YEAR    YEAR     YEAR    YEAR INCEPTION
INVESTMENT OPTION                        DATE         %       %       %      %       %        %       %        %        %       %
------------------------------------------------------------------------------------------------------------------------------------
USAZ AIM Basic Value                     5/1/2002     N/A     N/A    N/A     N/A   -24.51     N/A      N/A     N/A      N/A   -30.60
USAZ AIM Blue Chip                       5/1/2002     N/A     N/A    N/A     N/A   -20.01     N/A      N/A     N/A      N/A   -26.10
USAZ AIM Dent Demographic Trend          5/1/2002     N/A     N/A    N/A     N/A   -24.68     N/A      N/A     N/A      N/A   -30.77
USAZ AIM International Equity            5/1/2002     N/A     N/A    N/A     N/A   -19.34     N/A      N/A     N/A      N/A   -25.43
USAZ AllianceBernstein Growth and       11/5/2001  -25.42     N/A    N/A     N/A   -19.50  -31.51      N/A     N/A      N/A   -24.26
Income
USAZ AllianceBernstein Large Cap Growth 11/5/2001  -31.84     N/A    N/A     N/A   -25.03  -37.93      N/A     N/A      N/A   -29.84
Davis VA Financial                       7/1/1999  -18.20   -2.43    N/A     N/A    -4.36  -24.29    -4.33     N/A      N/A    -5.85
Davis VA Value                           7/1/1999  -17.63   -7.93    N/A     N/A    -6.35  -23.72   -10.07     N/A      N/A    -7.93
Dreyfus IP Small Cap Stock               5/1/2002     N/A     N/A    N/A     N/A   -24.13     N/A      N/A     N/A      N/A   -30.22
Index-Service Shares
Dreyfus Stock Index-Service Shares      12/29/2000 -23.99     N/A    N/A     N/A   -19.06  -30.08      N/A     N/A      N/A   -22.43
Franklin Global Communications          1/24/1989  -34.61  -33.11 -14.85   -3.25     0.89  -40.71   -37.30  -16.28    -3.32     0.83
Securities - Class 2 (1), (2)
Franklin Growth and Income Securities   1/24/1989  -17.09   -2.63  -0.49    6.53     6.30  -23.18    -4.53   -1.28     6.46     6.23
- Class 2 (1), (2)
Franklin High Income - Class 2 (1), (2) 1/24/1989  -11.43   -8.13  -5.48    1.81     3.29  -17.52   -10.29   -6.46     1.73     3.22
Franklin Income Securities - Class 2    1/24/1989   -2.24    4.41   1.86    5.99     7.35   -8.33     2.75    1.12     5.92     7.29
(1), (2)
Franklin Large Cap Growth Securities -   5/1/1996  -24.44  -11.94   0.84     N/A     4.75  -30.53   -14.29    0.10      N/A     4.49
Class 2 (1), (2)
Franklin Real Estate - Class 2 (1), (2) 1/24/1989    0.40   11.31   0.78    8.25     7.84   -5.69     9.84    0.00     8.18     7.78
Franklin Rising Dividends Securities -  1/27/1992   -3.20    8.69   3.63    8.13     8.19   -9.29     7.15    2.95     8.06     8.12
Class 2 (1), (2)
Franklin Small Cap - Class 2 (1), (2)   11/1/1995  -29.85  -21.15  -1.61     N/A     4.50  -35.94   -24.10   -2.42      N/A     4.43
Franklin Small Cap Value Securities -    5/1/1998  -10.75    7.10    N/A     N/A    -1.23  -16.84     5.51     N/A      N/A    -2.11
Class 2 (1), (2)
Franklin U.S. Government - Class 2 (2)  3/14/1989    7.98    7.71   5.13    5.30     6.07    1.89     6.13    4.48     5.22     6.00
Franklin Zero Coupon 2005 - Class 1     3/14/1989    8.31    8.72   5.65    6.94     8.02    2.22     7.17    5.01     6.87     7.96
Franklin Zero Coupon 2010 - Class 1     3/14/1989   18.13   12.75   6.85    8.78     9.20   12.04    11.31    6.23     8.71     9.14
Mutual Discovery Securities - Class 2   11/8/1996  -10.88   -1.61   1.58     N/A     4.25  -16.97    -3.48    0.84      N/A     3.93
(1), (2)
Mutual Shares Securities - Class 2      11/8/1996  -13.26    0.58   2.28     N/A     4.85  -19.35    -1.22    1.56      N/A     4.54
(1), (2)
Templeton Developing Markets            3/04/1996   -1.78  -14.99  -6.40     N/A    -3.42   -7.87   -17.54   -7.42      N/A    -3.53
Securities - Class 2 (1), (2), (3)
Templeton Foreign Securities-Class 2     5/1/1992  -19.90  -14.83  -4.47    3.73     3.04  -25.99   -17.35   -5.40     3.67     2.97
(1), (2), (4)
Templeton Growth Securities-Class 2     3/15/1994  -19.82   -8.08  -0.21     N/A     4.61  -25.91   -10.22   -0.99      N/A     4.54
(1), (2)
USAZ Templeton Developed Markets        11/5/2001  -15.31     N/A    N/A     N/A   -11.73  -21.40      N/A     N/A      N/A   -16.43
Jennison 20/20                          12/15/2000 -23.84     N/A    N/A     N/A   -12.26  -29.93      N/A     N/A      N/A   -15.32
SP Jennison International Growth        12/15/2000 -24.10     N/A    N/A     N/A   -30.43  -30.19      N/A     N/A      N/A   -34.38
SP Strategic Partners Focused Growth    12/15/2000 -26.74     N/A    N/A     N/A   -23.65  -32.83      N/A     N/A      N/A   -27.22
Oppenheimer Global Securities/VA        11/12/1990 -23.41  -11.85   3.68   10.08     7.60  -29.50   -14.19    3.02    10.03     7.53
Oppenheimer High Income/VA              4/30/1986   -3.99   -3.04  -1.60    4.93     7.39  -10.08    -4.97   -2.43     4.86     7.34
Oppenheimer Main Street/VA               7/5/1995  -20.13  -14.12  -4.82     N/A     6.89  -26.22   -16.60   -5.76      N/A     6.83
USAZ Oppenheimer Emerging Growth         5/1/2002     N/A     N/A    N/A     N/A   -20.03     N/A      N/A     N/A      N/A   -26.12
USAZ Oppenheimer Emerging Technologies  11/5/2001  -42.09     N/A    N/A     N/A   -33.74  -48.18      N/A     N/A      N/A   -38.65
 (5)
PIMCO VIT High Yield - Admin. Class     4/30/1998   -2.83   -1.56    N/A     N/A    -0.58   -8.92    -3.44     N/A      N/A    -1.44
PIMCO VIT StocksPLUS Growth & Income -  12/31/1997 -21.53  -15.26  -1.70     N/A    -1.70  -27.62   -17.80   -2.51      N/A    -2.51
Admin. Class
PIMCO VIT Total Return - Admin. Class   12/31/1997   7.29    7.43   5.31     N/A     5.31    1.20     5.85    4.66      N/A     4.66
USAZ PIMCO PEA Growth and Income        11/5/2001  -20.21     N/A    N/A     N/A   -16.79  -26.30      N/A     N/A      N/A   -21.54
USAZ PIMCO PEA Renaissance              11/5/2001  -26.31     N/A    N/A     N/A   -16.69  -32.40      N/A     N/A      N/A   -21.44
USAZ PIMCO PEA Value                    11/5/2001  -26.13     N/A    N/A     N/A   -16.90  -32.22      N/A     N/A      N/A   -21.64
Seligman Small-Cap Value - Class 1       5/1/1998  -16.75    9.78    N/A     N/A     8.20  -22.84     8.28     N/A      N/A     7.57
USAZ Money Market                        2/1/2000   -0.81     N/A    N/A     N/A     1.50   -6.90      N/A     N/A      N/A    -0.33
USAZ Van Kampen Aggressive Growth        5/1/2001  -33.46     N/A    N/A     N/A   -31.41  -39.55      N/A     N/A      N/A   -35.54
USAZ Van Kampen Comstock                 5/1/2001  -21.19     N/A    N/A     N/A   -16.80  -27.28      N/A     N/A      N/A   -20.43
USAZ Van Kampen Emerging Growth          5/1/2001  -33.43     N/A    N/A     N/A   -25.86  -39.52      N/A     N/A      N/A   -29.77
USAZ Van Kampen Growth and Income        5/1/2001  -16.10     N/A    N/A     N/A   -11.88  -22.19      N/A     N/A      N/A   -15.37
USAZ Van Kampen Growth                   5/1/2001  -25.49     N/A    N/A     N/A   -18.68  -31.58      N/A     N/A      N/A   -22.35
------------------------------------------------------------------------------------------------------------------------------------

1. Ongoing stock market volatility can dramatically change the Investment Options' short-term performance; current results may differ.
2. Because Class 2 shares were not offered until 1/6/99 (or 5/1/97 for Templeton Developing Markets Securities Fund and Templeton Foreign Securities Fund), standardized Class 2 Investment Option performance for prior periods represents historical results of Class 1 shares. For periods beginning 1/6/99 (or 5/1/97), Class 2's results reflect an additional 12b-1 fee expense, which also affects future performance.
3. For Templeton Developing Markets Securities Fund, performance prior to the 5/1/00 merger reflects the historical performance of the Templeton Developing Markets Fund.
4. For Templeton Foreign Securities Fund, performance prior to the 5/1/00 merger reflects the historical performance of Templeton International Fund.
5.   Formerly known as USAZ AllianceBernstein Technology.

There is no performance shown for the PIMCO VIT Real Return Portfolio, USAZ PIMCO NFJ Small Cap Value Fund and the USAZ Van Kampen Global Franchise Fund because they were first offered under the Separate Account after December 31, 2002.

CHART B - NEW CONTRACTS  WITH THE ENHANCED GMDB AND ENHANCED GBP (WHICH  CARRIES
THE HIGHEST TOTAL SEPARATE ACCOUNT EXPENSE OF 2.50%)

Total Return for the periods ended December 31, 2002:                          HYPOTHETICAL PERFORMANCE
                                                COLUMN I (WITHOUT CONTRACT
                                            MAINTENANCE AND WITHDRAWAL CHARGES)           COLUMN II (WITH ALL CHARGES)
                                   INVESTMENT OPTION ONE    THREE   FIVE    TEN   SINCE      ONE    THREE    FIVE      TEN   SINCE
                                      INCEPTION     YEAR    YEAR    YEAR    YEAR  INCEPTION  YEAR    YEAR     YEAR    YEAR INCEPTION
INVESTMENT OPTION                        DATE         %       %       %      %       %        %       %        %        %       %
------------------------------------------------------------------------------------------------------------------------------------
USAZ AIM Basic Value                      5/1/2002     N/A    N/A    N/A     N/A   -25.15     N/A      N/A      N/A     N/A   -31.19
USAZ AIM Blue Chip                        5/1/2002     N/A    N/A    N/A     N/A   -20.69     N/A      N/A      N/A     N/A   -26.73
USAZ AIM Dent Demographic Trend           5/1/2002     N/A    N/A    N/A     N/A   -25.32     N/A      N/A      N/A     N/A   -31.36
USAZ AIM International Equity             5/1/2002     N/A    N/A    N/A     N/A   -20.03     N/A      N/A      N/A     N/A   -26.06
USAZ AllianceBernstein Growth and Income 11/5/2001  -26.05    N/A    N/A     N/A   -20.18  -32.09      N/A      N/A     N/A   -24.91
USAZ AllianceBernstein Large Cap Growth  11/5/2001  -32.42    N/A    N/A     N/A   -25.67  -38.46      N/A      N/A     N/A   -30.44
Davis VA Financial                        7/1/1999  -18.90  -3.26    N/A     N/A    -5.18  -24.94    -5.15      N/A     N/A    -6.65
Davis VA Value                            7/1/1999  -18.33  -8.71    N/A     N/A    -7.15  -24.37   -10.84      N/A     N/A    -8.71
Dreyfus IP Small Cap Stock                5/1/2002     N/A    N/A    N/A     N/A   -24.78     N/A      N/A      N/A     N/A   -30.82
Index-Service Shares
Dreyfus Stock Index-Service Shares       12/29/2000 -24.64    N/A    N/A     N/A   -19.75  -30.68      N/A      N/A     N/A   -23.09
Franklin Global Communications           1/24/1989  -35.17 -33.68 -15.57   -4.07     0.03  -41.21   -37.83   -17.00   -4.15    -0.03
Securities - Class 2 (1), (2)
Franklin Growth and Income Securities -  1/24/1989  -17.80  -3.46  -1.34    5.62     5.39  -23.84    -5.35    -2.12    5.55     5.33
Class 2 (1), (2)
Franklin High Income - Class 2 (1), (2)  1/24/1989  -12.19  -8.91  -6.29    0.94     2.42  -18.22   -11.06    -7.26    0.86     2.35
Franklin Income Securities - Class 2     1/24/1989   -3.07   3.52   0.99    5.09     6.43   -9.11     1.87     0.26    5.02     6.37
(1), (2)
Franklin Large Cap Growth Securities -    5/1/1996  -25.08 -12.69  -0.02     N/A     3.86  -31.12   -15.02    -0.75     N/A     3.60
Class 2 (1), (2)
Franklin Real Estate - Class 2 (1), (2)  1/24/1989   -0.46  10.36  -0.08    7.32     6.92   -6.49     8.91    -0.85    7.26     6.86
Franklin Rising Dividends Securities -   1/27/1992   -4.02   7.76   2.75    7.21     7.27  -10.06     6.24     2.07    7.14     7.20
Class 2 (1), (2)
Franklin Small Cap - Class 2 (1), (2)    11/1/1995  -30.45 -21.82  -2.45     N/A     3.61  -36.49   -24.75    -3.25     N/A     3.54
Franklin Small Cap Value Securities -     5/1/1998  -11.51   6.19    N/A     N/A    -2.07  -17.55     4.61      N/A     N/A    -2.94
Class 2 (1), (2)
Franklin U.S. Government - Class 2 (2)   3/14/1989    7.06   6.79   4.24    4.40     5.17    1.02     5.23     3.59    4.33     5.10
Franklin Zero Coupon 2005 - Class 1      3/14/1989    7.38   7.79   4.75    6.03     7.10    1.35     6.26     4.12    5.96     7.04
Franklin Zero Coupon 2010 - Class 1      3/14/1989   17.12  11.79   5.94    7.85     8.27   11.09    10.36     5.33    7.78     8.21
Mutual Discovery Securities - Class 2    11/8/1996  -11.64  -2.45   0.71     N/A     3.37  -17.68    -4.31    -0.02     N/A     3.05
(1), (2)
Mutual Shares Securities - Class 2 (1),  11/8/1996  -14.00  -0.28   1.41     N/A     3.96  -20.04    -2.06     0.69     N/A     3.65
(2)
Templeton Developing Markets Securities  3/04/1996   -2.61 -15.71  -7.20     N/A    -4.25   -8.65   -18.24    -8.21     N/A    -4.36
- Class 2 (1), (2), (3)
Templeton Foreign Securities-Class 2      5/1/1992  -20.58 -15.55  -5.29    2.85     2.17  -26.62   -18.06    -6.21    2.79     2.10
(1), (2), (4)
Templeton Growth Securities-Class 2      3/15/1994  -20.50  -8.86  -1.06     N/A     3.72  -26.54   -10.99    -1.83     N/A     3.65
(1), (2)
USAZ Templeton Developed Markets         11/5/2001  -16.03    N/A    N/A     N/A   -12.48  -22.07      N/A      N/A     N/A   -17.15
Jennison 20/20                           12/15/2000 -24.49    N/A    N/A     N/A   -13.01  -30.53      N/A      N/A     N/A   -16.04
SP Jennison International Growth         12/15/2000 -24.75    N/A    N/A     N/A   -31.02  -30.79      N/A      N/A     N/A   -34.93
SP Strategic Partners Focused Growth     12/15/2000 -27.36    N/A    N/A     N/A   -24.30  -33.40      N/A      N/A     N/A   -27.84
Oppenheimer Global Securities/VA         11/12/1990 -24.06 -12.60   2.80    9.15     6.68  -30.10   -14.92     2.15    9.10     6.61
Oppenheimer High Income/VA               4/30/1986   -4.81  -3.86  -2.44    4.04     6.47  -10.85    -5.78    -3.26    3.97     6.42
Oppenheimer Main Street/VA                7/5/1995  -20.81 -14.85  -5.63     N/A     5.98  -26.85   -17.31    -6.56     N/A     5.92
USAZ Oppenheimer Emerging Growth          5/1/2002     N/A    N/A    N/A     N/A   -20.71     N/A      N/A      N/A     N/A   -26.75
USAZ Oppenheimer Emerging Technologies   11/5/2001  -42.59    N/A    N/A     N/A   -34.30  -48.62      N/A      N/A     N/A   -39.17
(5)
PIMCO VIT High Yield - Admin. Class      4/30/1998   -3.65  -2.40    N/A     N/A    -1.43   -9.69    -4.27      N/A     N/A    -2.28
PIMCO VIT StocksPLUS Growth & Income -   12/31/1997 -22.19 -15.98  -2.53     N/A    -2.53  -28.23   -18.50    -3.34     N/A    -3.34
Admin. Class
PIMCO VIT Total Return - Admin. Class    12/31/1997   6.37   6.51   4.41     N/A     4.41    0.34     4.95     3.77     N/A     3.77
USAZ PIMCO PEA Growth and Income         11/5/2001  -20.89    N/A    N/A     N/A   -17.50  -26.93      N/A      N/A     N/A   -22.20
USAZ PIMCO PEA Renaissance               11/5/2001  -26.94    N/A    N/A     N/A   -17.40  -32.97      N/A      N/A     N/A   -22.10
USAZ PIMCO PEA Value                     11/5/2001  -26.76    N/A    N/A     N/A   -17.61  -32.80      N/A      N/A     N/A   -22.30
Seligman Small-Cap Value - Class 1        5/1/1998  -17.46   8.85    N/A     N/A     7.28  -23.50     7.35      N/A     N/A     6.65
USAZ Money Market                         2/1/2000   -1.65    N/A    N/A     N/A     0.63   -7.69      N/A      N/A     N/A    -1.18
USAZ Van Kampen Aggressive Growth         5/1/2001  -34.02    N/A    N/A     N/A   -31.99  -40.06      N/A      N/A     N/A   -36.09
USAZ Van Kampen Comstock                  5/1/2001  -21.86    N/A    N/A     N/A   -17.51  -27.90      N/A      N/A     N/A   -21.10
USAZ Van Kampen Emerging Growth           5/1/2001  -33.99    N/A    N/A     N/A   -26.49  -40.03      N/A      N/A     N/A   -30.37
USAZ Van Kampen Growth and Income         5/1/2001  -16.82    N/A    N/A     N/A   -12.63  -22.86      N/A      N/A     N/A   -16.09
USAZ Van Kampen Growth                    5/1/2001  -26.12    N/A    N/A     N/A   -19.37  -32.16      N/A      N/A     N/A   -23.02
------------------------------------------------------------------------------------------------------------------------------------

1. Ongoing stock market volatility can dramatically change the Investment Options' short-term performance; current results may differ.
2. Because Class 2 shares were not offered until 1/6/99 (or 5/1/97 for Templeton Developing Markets Securities Fund and Templeton Foreign Securities Fund), standardized Class 2 Investment Option performance for prior periods represents historical results of Class 1 shares. For periods beginning 1/6/99 (or 5/1/97), Class 2's results reflect an additional 12b-1 fee expense, which also affects future performance.
3. For Templeton Developing Markets Securities Fund, performance prior to the 5/1/00 merger reflects the historical performance of the Templeton Developing Markets Fund.
4. For Templeton Foreign Securities Fund, performance prior to the 5/1/00 merger reflects the historical performance of Templeton International Fund.
5.   Formerly known as USAZ AllianceBernstein Technology.

There is no performance shown for the PIMCO VIT Real Return Portfolio, USAZ PIMCO NFJ Small Cap Value Fund and the USAZ Van Kampen Global Franchise Fund because they were first offered under the Separate Account after December 31, 2002.

CHART C - INVESTMENT OPTION PERFORMANCE (NO CONTRACT CHARGES)

Total Return for the periods ended December 31, 2002
_________________________________________________________________________________________________________________
                                                  INVESTMENT      ONE      FIVE      TEN        SINCE
INVESTMENT OPTION                                   OPTION       YEAR      YEAR     YEAR       INCEPTION
                                                INCEPTION DATE     %         %        %           %
-----------------------------------------------------------------------------------------------------------------
USAZ AIM Basic Value                                 5/1/2002       N/A       N/A       N/A     -23.64%
USAZ AIM Blue Chip                                   5/1/2002       N/A       N/A       N/A     -19.08%
USAZ AIM Dent Demographic Trend                      5/1/2002       N/A       N/A       N/A     -23.80%
USAZ AIM International Equity                        5/1/2002       N/A       N/A       N/A     -18.40%
USAZ AllianceBernstein Growth and Income            11/5/2001   -24.18%       N/A       N/A     -18.17%
USAZ AllianceBernstein Large Cap Growth             11/5/2001   -30.71%       N/A       N/A     -23.79%
Davis VA Financial                                   7/1/1999   -16.85%       N/A       N/A      -2.79%
Davis VA Value                                       7/1/1999   -16.26%       N/A       N/A      -4.81%
Dreyfus IP Small Cap Stock Index                     5/1/2002       N/A       N/A       N/A     -23.25%
Dreyfus Stock Index-Service Shares                 12/29/2000   -22.73%       N/A       N/A     -17.71%
Franklin Global Communications Securities - Class   1/24/1989   -33.53%   -13.43%    -1.65%       2.56%
2 (1), (2)
Franklin Growth and Income Securities - Class 2     1/24/1989   -15.73%     1.16%     8.29%       8.05%
(1), (2)
Franklin High Income - Class 2 (1), (2)             1/24/1989    -9.97%    -3.92%     3.49%       5.01%
Franklin Income Securities (1), (2)                 1/24/1989    -0.62%     3.54%     7.75%       9.13%
Franklin Large Cap Growth Securities - Class 2       5/1/1996   -23.20%     2.51%       N/A       6.49%
(1), (2)
Franklin Real Estate - Class 2 (1), (2)             1/24/1989     2.06%     2.44%    10.03%       9.62%
Franklin Rising Dividends Securities - Class 2      1/27/1992    -1.59%     5.34%     9.92%       9.98%
(1), (2)
Franklin Small Cap - Class 2 (1), (2)               11/1/1995   -28.69%     0.02%       N/A       6.24%
Franklin Small Cap Value Securities - Class 2        5/1/1998    -9.27%       N/A       N/A       0.41%
(1), (2)
Franklin U.S. Government - Class 2 (2)              3/14/1989     9.77%     6.88%     7.04%       7.82%
Franklin Zero Coupon 2005 - Class 1                 3/14/1989    10.09%     7.40%     8.71%       9.81%
Franklin Zero Coupon 2010 - Class 1                 3/14/1989    20.09%     8.62%    10.58%      11.00%
Mutual Discovery Securities - Class 2 (1), (2)      11/8/1996    -9.41%     3.26%       N/A       5.98%
Mutual Shares Securities - Class 2 (1), (2)         11/8/1996   -11.82%     3.97%       N/A       6.59%
Templeton Developing Markets Securities - Class 2   3/04/1996    -0.15%    -4.85%       N/A      -1.82%
(1), (2), (3)
Templeton Foreign Securities (1), (2), (4)           5/1/1992   -18.57%    -2.90%     5.45%       4.75%
Templeton Growth Securities (1), (2)                3/15/1994   -18.49%     1.44%       N/A       6.35%
USAZ Templeton Developed Markets                    11/5/2001   -13.91%       N/A       N/A     -10.28%
Jennison 20/20 Focus                               12/15/2000   -22.58%       N/A       N/A     -10.81%
SP Jennison International Growth                   12/15/2000   -22.84%       N/A       N/A     -29.28%
SP Strategic Partners Focused Growth               12/15/2000   -25.53%       N/A       N/A     -22.40%
Oppenheimer Global Securities/VA                   11/12/1990   -22.15%     5.41%    11.91%       9.37%
Oppenheimer High Income/VA                          4/30/1986    -2.40%     0.03%     6.66%       9.17%
Oppenheimer Main Street/VA                           7/5/1995   -18.81%    -3.25%       N/A       8.66%
USAZ Oppenheimer Emerging Growth                     5/1/2002       N/A       N/A       N/A     -19.10%
USAZ Oppenheimer Emerging Technologies (5)          11/5/2001   -41.14%       N/A       N/A     -32.64%
PIMCO VIT High Yield - Admin. Class                 4/30/1998    -1.23%       N/A       N/A       1.07%
PIMCO VIT StocksPLUS Growth and Income             12/31/1997   -20.23%    -0.07%       N/A      -0.07%
PIMCO VIT Total Return - Admin. Class              12/31/1997     9.07%     7.05%       N/A       7.05%
USAZ PIMCO PEA Growth and Income                    11/5/2001   -18.89%       N/A       N/A     -15.42%
USAZ PIMCO PEA Renaissance                          11/5/2001   -25.09%       N/A       N/A     -15.31%
USAZ PIMCO PEA Value                                11/5/2001   -24.91%       N/A       N/A     -15.52%
Seligman Small-Cap Value - Class 1                   5/1/1998   -15.37%       N/A       N/A      10.00%
USAZ Money Market                                    2/1/2000     0.83%       N/A       N/A       3.17%
USAZ Van Kampen Aggressive Growth                    5/1/2001   -32.36%       N/A       N/A     -30.28%
USAZ Van Kampen Comstock                             5/1/2001   -19.88%       N/A       N/A     -15.43%
USAZ Van Kampen Emerging Growth                      5/1/2001   -32.33%       N/A       N/A     -24.63%
USAZ Van Kampen Growth and Income                    5/1/2001   -14.71%       N/A       N/A     -10.42%
USAZ Van Kampen Growth                               5/1/2001   -24.25%       N/A       N/A     -17.34%
--------------------------------------------------------------------------------

1. Ongoing stock market volatility can dramatically change the Investment Options' short-term performance; current results may differ.
2. Because Class 2 shares were not offered until 1/6/99 (or 5/1/97 for Templeton Developing Markets Securities Fund and Templeton Foreign Securities Fund), standardized Class 2 Investment Option performance for prior periods represents historical results of Class 1 shares. For periods beginning 1/6/99 (or 5/1/97), Class 2's results reflect an additional 12b-1 fee expense, which also affects future performance.
3. For Templeton Developing Markets Securities Fund, performance prior to the 5/1/00 merger reflects the historical performance of the Templeton Developing Markets Fund.
4. For Templeton Foreign Securities Fund, performance prior to the 5/1/00 merger reflects the historical performance of Templeton International Fund.
5.   Formerly known as USAZ AllianceBernstein Technology.

There is no performance shown for the PIMCO VIT Real Return Portfolio, USAZ PIMCO NFJ Small Cap Value Fund and the USAZ Van Kampen Global Franchise Fund because they were first offered under the Separate Account after December 31, 2002.

You should note that investment results will fluctuate over time, and any presentation of total return for any period should not be considered as a representation of what an investment may earn or what your total return may be in any future period.

ILLUSTRATIONS
--------------------------------------------------------------------------------
We provide details regarding the types of illustrations available to customers in the Performance and Illustrations section of the prospectus. The illustrations are designed to assist customers in understanding how a Contract may function in different scenarios. They are not guarantees or representations as to future performance or any specific rate of return. You can request an illustration at any time by contacting your registered representative. Samples of the types of illustrations we provide for this Contract are contained in the appendix to this SAI.


FEDERAL TAX STATUS
--------------------------------------------------------------------------------
NOTE: THE FOLLOWING DESCRIPTION IS BASED UPON OUR UNDERSTANDING OF CURRENT FEDERAL INCOME TAX LAW APPLICABLE TO ANNUITIES IN GENERAL. WE CANNOT PREDICT THE PROBABILITY THAT ANY CHANGES IN SUCH LAWS WILL BE MADE. PURCHASERS ARE CAUTIONED TO SEEK COMPETENT TAX ADVICE REGARDING THE POSSIBILITY OF SUCH CHANGES. WE DO NOT GUARANTEE THE TAX STATUS OF THE CONTRACTS. PURCHASERS BEAR THE COMPLETE RISK THAT THE CONTRACTS MAY NOT BE TREATED AS "ANNUITY CONTRACTS" UNDER FEDERAL INCOME TAX LAWS. IT SHOULD BE FURTHER UNDERSTOOD THAT THE FOLLOWING DISCUSSION IS NOT EXHAUSTIVE AND THAT SPECIAL RULES NOT DESCRIBED HEREIN MAY BE APPLICABLE IN CERTAIN SITUATIONS. MOREOVER, NO ATTEMPT HAS BEEN MADE TO CONSIDER ANY APPLICABLE STATE OR OTHER TAX LAWS.

GENERAL
Section 72 of the Internal Revenue Code of 1986, as amended (the Code) governs taxation of annuities in general. A Contract Owner is generally not taxed on increases in the value of a Contract until distribution occurs, either in the form of a lump-sum payment or as Annuity Payments under the Annuity Option elected. For a lump-sum payment received as a full withdrawal (total redemption) or death benefit, the recipient is taxed on the portion of the payment that exceeds the cost basis of the Contract (your investment). For Non-Qualified Contracts, this cost basis is generally the Purchase Payments, while for Qualified Contracts there may be no cost basis. The taxable portion of the lump-sum payment is taxed at ordinary income tax rates.

For Annuity Payments, the portion of each payment included in income equals the excess of the payment over the exclusion amount. The exclusion amount for Annuity Payments based on a variable Annuity Option is determined by dividing the investment in the Contract (adjusted for any period certain or refund guarantee) by the number of years over which the annuity is expected to be paid (which is determined by Treasury Regulations). The exclusion amount for Annuity Payments based on a fixed Annuity Option is determined by multiplying the Annuity Payment by the ratio that the investment in the Contract (adjusted for any period certain or refund guarantee) bears to the expected return under the Contract. Annuity Payments received after the investment in the Contract has been recovered (i.e. when the total of the excludable amounts equal the investment in the Contract) are fully taxable. The taxable portion of an Annuity Payment is taxed at ordinary income tax rates. For certain types of Qualified Contracts there may be no cost basis in the Contract within the meaning of
Section 72 of the Code. Contract Owners, Annuitants and Beneficiaries under the Contracts should seek competent financial advice about the tax consequences of any distributions.

We are taxed as a life insurance company under the Code. For federal income tax purposes, the Separate Account is not a separate entity from us, and its operations form a part of Allianz Life of New York.

Although the likelihood of legislative changes is uncertain, there is always the possibility that the tax treatment of the Contract could change by legislation or otherwise. Consult a tax adviser with respect to legislative developments and their effect on the Contract.

We have the right to modify the Contract in response to legislative changes that could otherwise diminish the favorable tax treatment that annuity contract owners currently receive. We make no guarantee regarding the tax status of any contract and do not intend the above discussion as tax advice.

DIVERSIFICATION
Section 817(h) of the Code imposes certain diversification standards on the underlying assets of variable annuity contracts. The Code provides that a variable annuity contract will not be treated as an annuity contract for any period (and any subsequent period) for which the investments are not adequately diversified in accordance with regulations prescribed by the United States Treasury Department (Treasury Department). Disqualification of the Contract as an annuity contract would result in the imposition of federal income tax to the Contract Owner with respect to earnings allocable to the Contract prior to the receipt of Annuity Payments under the Contract. The Code contains a safe harbor provision which provides that annuity contracts such as these Contracts meet the diversification requirements if, as of the end of each quarter, the underlying assets meet the diversification standards for a regulated investment company and no more than fifty-five percent (55%) of the total assets consist of cash, cash items, U.S. government securities and securities of other regulated investment companies.

On March 2, 1989, the Treasury Department issued regulations (Treas. Reg. 1.817-5) which established diversification requirements for the investment options underlying variable contracts such as these Contracts. The regulations amplify the diversification requirements for variable contracts set forth in the Code and provide an alternative to the safe harbor provision described above. Under these regulations, an Investment Option will be deemed adequately diversified if:

     (1) no more than 55% of the value of the total assets of the Investment Option is represented by any one investment;
     (2) no more than 70% of the value of the total assets of the Investment Option is represented by any two investments;
     (3) no more than 80% of the value of the total assets of the Investment Option is represented by any three investments; and
     (4) no more than 90% of the value of the total assets of the Investment Option is represented by any four investments.

The Code provides that for purposes of determining whether or not the diversification standards imposed on the underlying assets of variable contracts by Section 817(h) of the Code have been met, "each United States government agency or instrumentality shall be treated as a separate issuer."

We intend that all Investment Options underlying these Contracts will be managed
by  the  investment   advisers  in  such  a  manner  as  to  comply  with  these diversification requirements.

The Treasury Department has indicated that the diversification regulations do not provide guidance regarding the circumstances in which Contract Owner control of the investments of the Separate Account will cause the Contract Owner to be treated as the owner of the assets of the Separate Account, thereby resulting in the loss of favorable tax treatment for the Contract. At this time it cannot be determined whether additional guidance will be provided and what standards may be contained in such guidance.

The amount of Contract Owner control which may be exercised under the Contracts is different in some respects from the situations addressed in published rulings issued by the Internal Revenue Service in which it was held that the policy owner was not the owner of the assets of the separate account. It is unknown whether these differences, such as the Contract Owner's ability to transfer among Investment Options or the number and type of Investment Options available, would cause the Contract Owner to be considered as the owner of the assets of the Separate Account resulting in the imposition of federal income tax to the Contract Owner with respect to earnings allocable to the Contract prior to receipt of Annuity Payments under the Contract.

In the event any forthcoming guidance or ruling is considered to set forth a new position, such guidance or ruling will generally be applied only prospectively. However, if such ruling or guidance is not considered to set forth a new position, it may be applied retroactively resulting in the Contract Owner being retroactively determined to be the owner of the assets of the Separate Account. Due to the uncertainty in this area, we reserve the right to modify the Contract in an attempt to maintain favorable tax treatment.

MULTIPLE CONTRACTS
Section 72(e)(11) of the Code provides that multiple non-qualified deferred annuity contracts which are issued within a calendar year period to the same owner by one insurance company or its affiliates are treated as one annuity contract for purposes of determining the tax consequences of any distribution. Such treatment may result in adverse tax consequences, including more rapid taxation of the distributed amounts from such combination of contracts. For purposes of this rule, contracts received in a Section 1035 exchange will be considered issued in the year of the exchange. Contract Owners should consult a tax adviser prior to purchasing more than one non-qualified annuity contract in any calendar year period.

PARTIAL 1035 EXCHANGES
Section 1035 of the Code provides that an annuity contract may be exchanged in a tax-free transaction for another annuity contract. Historically, it was presumed that only the exchange of an entire contract, as opposed to a partial exchange, would be accorded tax-free status. In 1998 in Conway vs. Commissioner, the Tax Court held that the direct transfer of a portion of an annuity contract into another annuity contract qualified as a non-taxable exchange. On November 22, 1999, the Internal Revenue Service filed an Action on Decision (AOD) that indicated it acquiesced in the Tax Court decision in Conway. However, in its acquiescence with the decision of the Tax Court, the Internal Revenue Service stated that it will challenge transactions where taxpayers enter into a series of partial exchanges and annuitizations as part of a design to avoid application of the 10% premature distribution penalty or other limitations imposed on annuity contracts under the Code. The Conway case and the AOD involved a partial exchange to a new annuity contract. Revenue Ruling 2002-75 suggests that a partial exchange can go into an existing annuity contract as well as a new annuity contract. Owners should consult their own tax advisers prior to entering into a partial exchange of an annuity contract.

CONTRACTS OWNED BY OTHER THAN NATURAL PERSONS
Under Section 72(u) of the Code, the investment earnings on Purchase Payments for the Contracts will be taxed currently to the Contract Owner if the owner is a non-natural person, e.g., a corporation or certain other entities. Such Contracts generally will not be treated as annuities for federal income tax purposes. However, this treatment is not applied to Contracts held by a trust or other entity as an agent for a natural person nor to Contracts held by qualified plans. Purchasers should consult their own tax counsel or other tax adviser before purchasing a Contract to be owned by a non-natural person.

ASSIGNMENTS, PLEDGES AND GRATUITOUS TRANSFERS
Other than in the case of Qualified Contracts (which generally cannot be assigned or pledged), any assignment or pledge of (or agreement to assign or pledge) any portion of the accumulation value is treated for federal income tax purposes as a partial or full withdrawal of such amount or portion. The investment in the Contract is increased by the amount included as income with respect to such amount or portion, though it is not affected by any other aspect of the assignment or pledge (including its release). If a Contract Owner transfers a Contract without adequate consideration to a person other than the Contract Owner's spouse (or to a former spouse incident to divorce), the Contract Owner will be taxed on the difference between his or her accumulation value and the investment in the Contract at the time of transfer. In such case, the transferee's investment in the Contract will be increased to reflect the increase in the transferor's income.

The transfer or assignment of ownership of the Contract, the designation of an Annuitant, the selection of certain Income Dates, or the exchange of the Contract may result in certain other tax consequences that are not discussed herein. A Contract Owner contemplating any such transfer, assignment, or exchange should consult a tax advisor as to the tax consequences.

DEATH BENEFITS
Any death benefits paid under the Contract are taxable to the Beneficiary. The rules governing the taxation of payments from an annuity contract, as discussed above, generally apply to the payment of death benefits and depend on whether the death benefits are paid as a lump-sum or as Annuity Payments. Estate taxes may also apply.

INCOME TAX WITHHOLDING
All distributions or the portion thereof which is included in the gross income of the Contract Owner are subject to federal income tax withholding. Generally, amounts are withheld from periodic payments at the same rate as wages and at the rate of 10% from non-periodic payments. However, the Contract Owner, in most cases, may elect not to have taxes withheld or to have withholding done at a different rate.

Certain  distributions  from  retirement  plans  qualified  under Section 401 or
Section 403(b) of the Code, which are not directly rolled over to another eligible retirement plan or individual retirement account or Individual Retirement Annuity, are subject to a mandatory 20% withholding for federal income tax. The 20% withholding requirement generally does not apply to:

o a series of substantially equal payments made at least annually for the life or life expectancy of the participant or joint and last survivor expectancy of the participant and a designated Beneficiary, or for a specified period of 10 years or more;
o    distributions which are required minimum distributions;
o the portion of the distributions not included in gross income (i.e. returns of after-tax contributions);
o    hardship withdrawals.


Participants should consult their own tax counsel or other tax adviser regarding withholding requirements.

REQUIRED DISTRIBUTIONS
In order to be treated as an annuity  contract for federal  income tax purposes, section 72(s) of the Code requires any non-qualified contract to contain certain provisions specifying how your interest in the contract will be distributed in the event of the death of an owner. Specifically, section 72(s) requires that:

o if any owner dies on or after the Income Date, but prior to the time the entire interest in the Contract has been distributed, the entire interest in the Contract will be distributed at least as rapidly as under the method of distribution being used as of the date of such owner's death; and

o if any owner dies prior to the Income Date, the entire interest in the Contract will be distributed within five years after the date of such owner's death.

These requirements will be considered satisfied as to any portion of an owner's interest which is payable to or for the benefit of a designated Beneficiary and which is distributed over the life of such designated Beneficiary or over a period not extending beyond the life expectancy of that Beneficiary, provided that such distributions begin within one year of the owner's death. The designated Beneficiary refers to a natural person designated by the owner as a Beneficiary and to whom ownership of the Contract passes by reason of death. However, if the designated Beneficiary is the surviving spouse of the deceased owner, the Contract may be continued with the surviving spouse as the new owner. If the owner of the Contract is a non-natural person, then the death or change of an Annuitant is treated as the death of the owner.

Non-Qualified Contracts contain provisions that are intended to comply with these Code requirements, although no regulations interpreting these requirements have yet been issued. We intend to review such provisions and modify them if necessary to assure that they comply with the applicable requirements when such requirements are clarified by regulation or otherwise.

Other rules may apply to Qualified Contracts.

TAX TREATMENT OF DISTRIBUTIONS - NON-QUALIFIED CONTRACTS
Section 72 of the Code governs treatment of distributions from annuity contracts. It generally provides that if the Contract Value exceeds the aggregate Purchase Payments made, any amount withdrawn before the Income Date will be treated as coming first from the earnings and then, only after the income portion is exhausted, as coming from the principal. Withdrawn earnings are included in gross income.

Section 72 further provides that a ten percent (10%) penalty will apply to the income portion of any distribution. However, the penalty is not imposed on amounts received:

     (a)  after the taxpayer reaches age 59 1/2;
     (b)  after the death of the Contract Owner;
     (c) if the taxpayer is totally disabled (for this purpose disability is as defined in Section 72(m)(7) of the Code);
     (d) in a series of substantially equal periodic payments made not less frequently than annually for the life (or life expectancy) of the taxpayer or for the joint lives (or joint life expectancies) of the taxpayer and his Beneficiary;
     (e)  under an immediate annuity; or
     (f)  that are allocable to Purchase Payments made prior to August 14, 1982.

With respect to (d) above, if the series of substantially equal periodic payments is modified before the later of your attaining age 59 1/2 or five years from the date of the first periodic payment, then the tax for the year of the modification is increased by the 10% penalty tax, plus interest for the tax years in which the exception was used. A partial withdrawal may result in the modification of the series of Annuity Payments made after the partial withdrawal and therefore could result in the imposition of the 10% penalty tax and interest for the period as described above unless another exception to the penalty tax applies. You should obtain competent tax advice before you make any partial withdrawals from your Contract.

The above information does not apply to Qualified Contracts. However, separate tax withdrawal penalties and restrictions may apply to such Qualified Contracts. (See "Tax Treatment of Distributions - Qualified Contracts.")

QUALIFIED CONTRACTS
The Contracts are designed to be suitable for use under various types of qualified plans. Because of the minimum Purchase Payment requirements, these Contracts may not be appropriate for some periodic payment retirement plans. Taxation of participants in each Qualified Contract varies with the type of plan and terms and conditions of each specific plan. Contract Owners, Annuitants and Beneficiaries are cautioned that benefits under a Qualified Contract may be subject to the terms and conditions of the plan regardless of the terms and conditions of the Contracts issued pursuant to the plan. Some retirement plans are subject to distribution and other requirements that are not incorporated into our administrative procedures. We are not bound by the terms and conditions of such plans to the extent such terms conflict with the terms of a Contract, unless we specifically consent to be bound. Contract Owners, participants and Beneficiaries are responsible for determining that contributions, distributions and other transactions with respect to the Contracts comply with applicable law.

A Qualified Contract will not provide any necessary or additional tax deferral if it is used to fund a qualified plan that is tax deferred. However, the Contract has features and benefits other than tax deferral that may make it an appropriate investment for a qualified plan. Following are general descriptions of the types of qualified plans with which the Contracts may be used. Such descriptions are not exhaustive and are for general informational purposes only. The tax rules regarding qualified plans are very complex and will have differing applications, depending on individual facts and circumstances. Each purchaser should obtain competent tax advice prior to purchasing a Contract issued under a qualified plan.

On July 6, 1983, the Supreme Court decided in ARIZONA GOVERNING COMMITTEE V. NORRIS that optional annuity benefits provided under an employer's deferred compensation plan could not, under Title VII of the Civil Rights Act of 1964, vary between men and women. The Contracts sold by us in connection with qualified plans will utilize annuity tables that do not differentiate on the basis of sex. Such annuity tables will also be available for use in connection with certain non-qualified deferred compensation plans.

Qualified plans include special provisions restricting Contract provisions that may otherwise be available and described in this SAI. Generally, Contracts issued pursuant to qualified plans are not transferable except upon withdrawal or annuitization. Various penalty and excise taxes may apply to contributions or distributions made in violation of applicable limitations. Furthermore, certain withdrawal penalties and restrictions may apply to withdrawals from Qualified Contracts. (See "Tax Treatment of Distributions - Qualified Contracts.")

TAX-SHELTERED ANNUITIES (TSAS). Section 403(b) of the Code permits the purchase of TSAs by public schools and certain charitable, educational and scientific organizations described in Section 501(c)(3) of the Code. These qualifying employers may make contributions to the Contracts for the benefit of their employees. Such contributions are not included in the gross income of the employee until the employee receives distributions from the Contract. The amount of contributions to the TSA is limited to certain maximums imposed by the Code. Furthermore, the Code sets forth additional restrictions governing such items as transferability, distributions, nondiscrimination and withdrawals. (See "Tax Treatment of Distributions - Qualified Contracts" and "Tax-Sheltered Annuities - Withdrawal Limitations.") Employee loans are not allowed under these Contracts. Any employee should obtain competent tax advice as to the tax treatment and suitability of such an investment.

INDIVIDUAL RETIREMENT ANNUITIES (IRAS). Section 408(b) of the Code permits eligible individuals to contribute to an individual retirement program known as an IRA. Under applicable limitations, certain amounts may be contributed to an IRA that may be deductible from the individual's taxable income. These IRAs are subject to limitations on eligibility, contributions, transferability and distributions. (See "Tax Treatment of Distributions - Qualified Contracts.") Under certain conditions, distributions from other IRAs and other Qualified Contracts may be rolled over or transferred on a tax-deferred basis into an IRA. Sales of Contracts for use with IRAs are subject to special requirements imposed by the Code, including the requirement that certain informational disclosure be given to persons desiring to establish an IRA. Purchasers of Contracts to be qualified as IRAs should obtain competent tax advice as to the tax treatment and suitability of such an investment.

ROTH IRAS. Section 408A of the Code provides that beginning in 1998, individuals may purchase a new type of non-deductible IRA, known as a Roth IRA. Purchase Payments for a Roth IRA are limited to a maximum of amount each per year and are not deductible from taxable income. Lower maximum limitations apply to individuals with adjusted gross incomes between $95,000 and $110,000 in the case of single taxpayers, between $150,000 and $160,000 in the case of married taxpayers filing joint returns, and between $0 and $10,000 in the case of married taxpayers filing separately. An overall annual limitation continues to apply to all of a taxpayer's IRA contributions, including Roth IRAs and non-Roth IRAs.

Qualified distributions from Roth IRAs are free from federal income tax. A qualified distribution requires that an individual has held the Roth IRA for at least five years and, in addition, that the distribution is made either after the individual reaches age 59 1/2, on the individual's death or disability, or as a qualified first-time home purchase, subject to a $10,000 lifetime maximum, for the individual, a spouse, child, grandchild, or ancestor. Any distribution which is not a qualified distribution is taxable to the extent of earnings in the distribution. Distributions are treated as made from contributions first and therefore no distributions are taxable until distributions exceed the amount of contributions to the Roth IRA. The 10% penalty tax and the regular IRA exceptions to the 10% penalty tax apply to taxable distributions from a Roth IRA.

Amounts may be rolled over from one Roth IRA to another Roth IRA. Furthermore, an individual may make a rollover contribution from a non-Roth IRA to a Roth IRA, unless the individual has adjusted gross income over $100,000 or the individual is a married taxpayer filing a separate return. The individual must pay tax on any portion of the IRA being rolled over that represents income or a previously deductible IRA contribution. Purchasers of Contracts to be qualified as a Roth IRA should obtain competent tax advice as to the tax treatment and suitability of such an investment.

PENSION AND PROFIT-SHARING PLANS. Sections 401(a) and 401(k) of the Code permit employers, including self- employed individuals, to establish various types of retirement plans for employees. These retirement plans may permit the purchase of the Contracts to provide benefits under the plan. Contributions to the plan for the benefit of employees will not be included in the gross income of the employee until distributed from the plan. The tax consequences to participants may vary, depending upon the particular plan design. However, the Code places limitations and restrictions on all plans, including on such items as: amount of allowable contributions; form, manner and timing of distributions; transferability of benefits; vesting and nonforfeitability of interests; nondiscrimination in eligibility and participation; and the tax treatment of distributions and withdrawals. Participant loans are not allowed under the Contracts purchased in connection with these plans. (See "Tax Treatment of Distributions-Qualified Contracts.") Purchasers of Contracts for use with pension or profit-sharing plans should obtain competent tax advice as to the tax treatment and suitability of such an investment.

TAX TREATMENT OF DISTRIBUTIONS - QUALIFIED CONTRACTS
In the case of a withdrawal under a Qualified Contract, a ratable portion of the amount received is taxable, generally based on the ratio of the individual's cost basis to the individual's total accrued benefit under the retirement plan. Special tax rules may be available for certain distributions from a Qualified Contract.

Section 72(t) of the Code imposes a 10% penalty tax on the taxable portion of any distribution from qualified retirement plans, including Contracts issued and qualified under Code sections 401 (pension and profit-sharing plans), 403(b)
(TSAs) and 408 and 408A (IRAs). To the extent amounts are not included in gross income because they have been properly rolled over to an IRA or to another eligible qualified plan, no tax penalty will be imposed. The tax penalty will not apply to the following distributions:

     (a) if distribution is made on or after the date on which the Contract Owner or Annuitant (as applicable) reaches age 59 1/2;

     (b) distributions following the death or disability of the Contract Owner or Annuitant (as applicable) (for this purpose disability is as defined in Section 72(m)(7) of the Code);

     (c) after separation from service, distributions that are part of substantially equal periodic payments made not less frequently than annually for the life (or life expectancy) of the Contract Owner or Annuitant (as applicable) or the joint lives (or joint life expectancies) of such Contract Owner or Annuitant (as applicable) and his designated Beneficiary;

     (d) distributions to an employee who has separated from service after he has attained age 55;

     (e) distributions made to the Contract Owner or Annuitant (as applicable) to the extent such distributions do not exceed the amount allowable as a deduction under Code Section 213 to the Contract Owner or Annuitant (as applicable) for amounts paid during the taxable year for medical care;

     (f) distributions made to an alternate payee pursuant to a qualified domestic relations order;

     (g)  distributions  made on  account  of an IRS  levy  upon  the  Qualified
          Contract

     (h) distributions from an IRA for the purchase of medical insurance (as described in Section 213(d)(1)(D) of the Code) for the Contract Owner or Annuitant (as applicable) and his or her spouse and dependents if the Contract Owner or Annuitant (as applicable) has received unemployment compensation for at least 12 weeks (this exception will no longer apply after the Contract Owner or Annuitant (as applicable) has been re-employed for at least 60 days);

     (i) distributions from an IRA made to the owner or Annuitant (as applicable) to the extent such distributions do not exceed the qualified higher education expenses (as defined in Section 72(t)(7) of the Code) of the owner or Annuitant (as applicable) for the taxable year; and

     (j) distributions from an IRA made to the owner or Annuitant (as applicable) which are qualified first-time home buyer distributions (as defined in Section 72(t)(8) of the Code).

The exceptions stated in items (d) and (f) above do not apply in the case of an IRA. The exception stated in item (c) applies to an IRA without the requirement that there be a separation from service.

With respect to (c) above, if the series of substantially equal periodic payments is modified before the later of your attaining age 59 1/2 or five years from the date of the first periodic payment, then the tax for the year of the modification is increased by the 10% penalty tax, plus interest for the tax years in which the exception was used.

A partial withdrawal may result in the modification of the series of Annuity Payments made after the partial withdrawal and therefore could result in the imposition of the 10% penalty tax and interest for the period as described above unless another exception to the penalty tax applies. You should obtain competent tax advice before you make any partial withdrawal from your Contract.

Generally, distributions from a Qualified Contract must commence no later than April 1 of the calendar year following the later of:

     (a)  the year in which the employee attains age 70 1/2, or
     (b)  the calendar year in which the employee retires.

The date set forth in (b) does not apply to an IRA or to a "5% owner" (as defined in the Code). Required distributions must be over a period not exceeding the life expectancy of the individual or the joint lives or life expectancies of the individual and his or her designated Beneficiary. If the required minimum distributions are not made, a 50% penalty tax is imposed as to the amount not distributed.

Many withdrawals from Qualified Contracts can be rolled over to an IRA or another qualified retirement plan. If you receive a withdrawal from a Qualified Contract that could be rolled over and you do not elect to make a direct rollover of that amount to an IRA or qualified plan, 20% of the taxable amount must by law be withheld by us for taxes. In situations where this mandatory tax withholding does not apply, other tax amounts may be withheld unless you elect out of the withholding. You may request more detailed information about income tax withholding at the time of a withdrawal.

TAX-SHELTERED ANNUITIES - WITHDRAWAL LIMITATIONS
The Code limits the withdrawal of amounts attributable to contributions made pursuant to a salary reduction agreement (as defined in Section 403(b)(11) of the Code) to circumstances only when the Contract Owner:
     (1)  attains age 59 1/2;
     (2)  separates from service;
     (3)  dies;
     (4)  becomes disabled (within the meaning of Section 72(m)(7) of the Code);
          or
     (5) in the case of hardship, however, withdrawals for hardship are restricted to the portion of the Contract Owner's Contract Value which represents contributions by the Contract Owner and does not include any investment results.

The limitations on withdrawals became effective on January 1, 1989 and apply only to salary reduction contributions made after December 31, 1988, and to income attributable to such contributions and to income attributable to amounts held as of December 31, 1988. The limitations on withdrawals do not affect rollovers and transfers between certain Qualified Contracts. Contract Owners should consult their own tax counsel or other tax adviser regarding any distributions.

ANNUITY PROVISIONS
--------------------------------------------------------------------------------
We base your monthly Annuity Payment upon:

o whether you select a fixed payout, variable payout, or a combination of both fixed and variable payouts;
o    the Contract  Value (less any applicable  withdrawal  charge) on the Income
     Date;
o    the Annuity Option you select;
o    the age of the Annuitant and any joint Annuitant; and
o    the sex of the Annuitant and joint Annuitant where allowed.

We guarantee fixed payouts as to dollar amount and the amount does not vary with the investment experience of an Investment Option. If you elect to receive any portion of your Annuity Payments as a fixed payout, the amount of Contract Value (less any applicable withdrawal charge) that you elect to apply to fixed Annuity Payments will be placed in our general account and it will not participate in the investment experience of the Investment Options.

Variable payouts are not predetermined as to dollar amount and will vary in amount with the investment experience of the Investment Option(s) you select. We use Annuity Units to determine the amount of any variable Annuity Payments you elect to receive.

ANNUITY UNIT VALUE
We will purchase a fixed number of Annuity Units on the Income Date as follows.

The first Annuity Payment is equal to the amount of Contract Value that you elect to apply to variable Annuity Payments, divided first by $1,000 and then multiplied by the appropriate Annuity Payment amount for each $1,000 of value for the Annuity Option selected.

We determine the fixed number of Annuity Units in each subaccount by dividing the amount of the initial Annuity Payment for each subaccount by the Annuity Unit value on the Income Date. Thereafter, the number of Annuity Units in each subaccount remains unchanged unless you make a transfer. The number of Annuity Units will also change if Annuity Option 3 is in effect, one Annuitant dies, and the surviving joint Annuitant elects to receive Annuity Payments at 75% or 50% of the previous payment amount. All calculations will appropriately reflect the Annuity Payment frequency selected.

The total variable Annuity Payment on each subsequent Annuity Payment date is the sum of the Annuity Payments for each subaccount. We determine the Annuity Payment in each subaccount by multiplying the number of Annuity Units allocated to the subaccount by the Annuity Unit value for that subaccount. We determine the Annuity Unit value on each subsequent Business Day as follows:

(1) The net investment factor is determined as described in prospectus section 3, Purchase - Accumulation Units.

(2)  The Annuity Unit value for a Business Day is equal to:
     o    the Annuity Unit value for the immediately preceding Business Day.
     o    multiplied by the net investment factor for the current Business Day.
     o    divided by the assumed net investment factor for the Business Day.

The assumed net investment factor is equal to one plus the assumed investment rate which we use in determining the basis for the purchase of an Annuity, adjusted to reflect the particular Business Day. We will use an assumed investment rate of 3% or 4.5% based on your selection and applicable law. However, we may agree to use a different value.

MORTALITY AND EXPENSE RISK GUARANTEE
--------------------------------------------------------------------------------
We guarantee that the dollar amount of each Annuity Payment after the first Annuity Payment will not be affected by variations in mortality and expense experience.


FINANCIAL STATEMENTS
--------------------------------------------------------------------------------
The audited financial statements of Allianz Life of New York as of and for the year ended December 31, 2002, included herein should be considered only as bearing upon the ability of Allianz Life of New York to meet its obligations under the Contracts. The audited financial statements of the Separate Account as of and for the year ended December 31, 2002 are also included herein.




                         APPENDIX A - ILLUSTRATIONS                          A-1

                              IMPORTANT DISCLOSURES
                        ADJUSTED HISTORICAL ILLUSTRATION

 THIS IS AN ILLUSTRATION NOT A CONTRACT. The purpose of this illustration is to demonstrate how the performance of the underlying Investment Options offered through the Contract may affect Contract Values, death benefits, and income benefits over an extended period of time. This illustration is based on historical rates of return and is not intended to serve as a projection or prediction of future investment returns. It illustrates how much the contract would hypothetically be worth, and how much the Guaranteed Minimum Death Benefit (GMDB), Guaranteed Minimum Income Benefit (GMIB) and Guaranteed Partial Withdrawal Benefit (GPWB) would be, at the end of each year if:

     o the product were offered and the customer purchased the variable annuity on the hypothetical contract date;
     o    the customer had made the purchase payments shown; and
     o the customer had allocated the purchase payments to the Investment Options indicated.

 The GMIB is only  available  to you through  the  Guaranteed  Benefit  Packages
 (GBPs). The Traditional GBP consists of the Traditional GMIB and the Traditional GPWB. The Enhanced GBP consists of the Enhanced GMIB and the Enhanced GPWB. The GMIBs are not available separately from the GPWBs.

 To assist you in understanding this illustration, mathematical depictions of hypothetical performance may be accompanied by visual depictions, including pie charts, graphs, and other types of charts.

 The value of a variable annuity will fluctuate up and down, based on the performance of the underlying Investment Options, and the Contract Owner may experience a gain or loss. Actual performance may be more or less than those shown on this illustration and will depend on a number of factors, including the choice and investment experience of the variable Investment Options.

 This illustration may illustrate adjusted historical performance for one or more Investment Options. If more than one Investment Option is illustrated, performance may be shown as aggregate performance for all Investment Options selected. In addition, if you elect to illustrate more than one Investment Option and to hypothetically allocate more money to one Investment Option than to other Investment Options (for example, 50% to one Investment Option, 30% to a second Investment Option, and 20% to a third Investment Option), performance may be shown as weighted aggregate performance.

 Performance data for the Investment Options illustrated in this illustration reflects the deduction of the total Separate Account expense (the mortality and expense risk charge and administrative charge) and the contract maintenance charge. The fees and expenses of the underlying Investment Options (which serve as funding vehicles) are also reflected. The withdrawal charge may or may not be reflected, depending upon what is being illustrated. For example, the withdrawal charge would be deducted from Cash Withdrawal Value figures that are illustrated, but not Contract Value figures. Please refer to the prospectus for full details on charges, expenses and fees.

STANDARDIZED AVERAGE ANNUAL RETURN: Any adjusted historical performance illustration is accompanied by Standardized Average Annual Return for each Investment Option depicted in the illustration. Standardized return is calculated using uniform guidelines as mandated by the Securities and Exchange Commission. Standardized return figures assume a one-time lump-sum Purchase Payment, and do not reflect the effect of taxation. Standardized return is shown for the most recent 1, 5, and 10 year periods, or from the inception date of the subaccount, if later. In contrast, illustration material may depict returns from the inception date of the applicable Investment Option, if earlier than the inception date of the subaccount. Standardized return includes the effect of all Investment Option expenses and all Contract expenses. If Contract expenses vary depending upon which features are selected, standardized return will reflect the highest potential expenses. In contrast, an illustration may reflect only certain expenses. Standardized return also assumes the assessment of a withdrawal charge at the end of each applicable period. Standardized return is computed as of the most recent calendar quarter end.


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
                                                                             A-2

The ADJUSTED HISTORICAL AVERAGE ANNUAL RETURN is based upon the weighted aggregate historical rate of return on the Investment Options selected, commencing on the hypothetical Issue Date, and calculates the change in Contract Value from the beginning of the hypothetical period to the end of the period, adjusted for additional Purchase Payments and any withdrawals. The adjusted historical average annual return commences on the inception date of the
Investment Option and includes the total Separate Account expenses and Investment Option fees, but does not include withdrawal charges.

Weighted aggregate return for the Investment Options selected for the total period shown is: XX.XX%. Average annual returns for each of the Investment Options selected for the most recent 1, 5, and 10 year periods (computed as of the most recent calendar quarter end) are shown on another page of this illustration.

TAXES: The effect of income taxes, penalty taxes, and premium taxes have not been reflected in this illustration. While withdrawals may or may not be depicted within this illustration, withdrawals from the Contract will be subject to ordinary income tax to the extent that the Contract Value immediately before the withdrawal exceeds the total amount of after-tax money paid into the Contract. A withdrawal in excess of the taxable amount will constitute a nontaxable return of principal. If the taxpayer has not attained age 59 1/2 at the time of the distribution, the portion of the withdrawal that is subject to income tax may also be subject to a 10% premature distribution penalty. Please read the prospectus for further information.

For any Qualified Contract, e.g., IRA or TSA, the tax deferred growth feature is already provided by the tax qualified retirement plan. Therefore, product features and benefits other than tax deferral should be reasons for acquiring an annuity in a qualified retirement plan. If the Contract is an IRA or other Qualified Contract, the Contract Owner will generally be taxed on all amounts withdrawn, or received on withdrawal. The tax consequences will be different, however, if the contract is a Roth IRA, or a traditional non-deductible IRA. See your tax advisor and read the prospectus for additional information.

The tax treatment of death benefit proceeds from the annuity contract differs from the tax treatment of a life insurance policy. See your tax advisor and the prospectus for further details.

COSTS AND EXPENSES: The Contract has insurance features and investment features, and there are costs related to each.

Each year, Allianz Life Insurance Company of New York (Allianz Life of New York, we, us, our) deducts a $30 contract maintenance charge from your Contract. We currently waive this charge if your Contract Value is at least $50,000 at the time we are to deduct the charge.

We deduct a mortality and expense risk (M&E) charge that varies during the Accumulation Phase depending upon the benefit options that apply to your Contract. We also deduct an administrative charge. This charge, together with the contract maintenance charge, is for all the expenses associated with administration of the Contract. The table below shows the benefit option combinations available to you and their total Separate Account expenses (M&E and administrative charges) during the Accumulation Phase, as a percentage of the average daily assets invested in a subaccount on an annual basis.

                              CHARGES FOR  CONTRACTS      CHARGES FOR CONTRACTS WITH          CHARGES FOR CONTRACTS WITH
                                   WITHOUT A GBP                THE TRADITIONAL GBP                 THE ENHANCED GBP
                         M&E Charge    Admin.              M&E Charge    Admin.              M&E Charge    Admin.
                                       Charge     Total                  Charge     Total                  Charge     Total
Traditional GMDB           1.50%       0.15%      1.65%      1.70%       0.15%      1.85%      2.20%       0.15%      2.35%
Enhanced GMDB              1.70%       0.15%      1.85%      1.85%       0.15%      2.00%      2.35%       0.15%      2.50%

The Traditional Guaranteed Benefit Package (GBP) consists of the Traditional Guaranteed Minimum Income Benefit (GMIB) and the Traditional Guaranteed Partial Withdrawal Benefit (GPWB). The Enhanced GBP consists of the Enhanced GMIB and the Enhanced GPWB. The GMIBs are not available separately from the GPWBs.

The total Separate Account expense during the Payout Phase is 1.65%, regardless of the benefit options that apply.

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


                                                                             A-3
GUARANTEED MINIMUM INCOME BENEFITS (GMIBS): The GMIBs are only available to you through the purchase of a GBP. The GMIBs are not available separately from the GPWBs. The selection of a GBP must be made at the time of initial Purchase Payment. You may only select one GBP, and once you select a GBP it cannot be changed or cancelled. There are additional charges associated with the GBPs. The GMIBs are available after a 10-year waiting period and the Contract must be annuitized within 30 days after a Contract Anniversary under a fixed annuity option. The GMIBs are only beneficial if you annuitize the Contract. You may receive no explicit benefit from the GMIBs depending on your Contract Value at the time of annuitization. If you exercise a GMIB, your GPWB and GMDB cancel. The GMIBs guarantee that your Annuity Payments will be equal to the greater of:

     o current fixed payout rates applied to the current Contract Value (less any applicable premium tax and withdrawal charges); or
     o guaranteed fixed payout rates applied to the Traditional or Enhanced GMIB value.

The Traditional GMIB value is equal to total Purchase Payments adjusted for partial withdrawals.

The Enhanced GMIB value is equal to either:
     o the highest Contract Value on any Contract Anniversary (Maximum Anniversary Value or MAV) prior to age 81 plus subsequent additional Purchase Payments and minus subsequent adjusted partial withdrawals; or
     o total Purchase Payments adjusted for partial withdrawals increased by 3% on each Contract Anniversary (3% Annual Increase Amount) prior to age 81 (maximum of 150% of Purchase Payments adjusted for partial withdrawals); or
     o total Purchase Payments adjusted for partial withdrawals increased by 5% on each Contract Anniversary (5% Annual Increase Amount)prior to age 81 (maximum of two times the total Purchase Payments made in the first five Contract Years adjusted for partial withdrawals).

You may be able to select whether your GMIB value is equal to the MAV, 3% Annual Increase Amount or 5% Annual Increase Amount depending on their values. The 3% Annual Increase Amount can be annuitized for a period as short as ten years. The payout for the 5% Annual Increase Amount can be annuitized with a life and 10-year period certain. However, the 5% Annual Increase Amount is potentially more limited than the 3% Annual Increase Amount.

GUARANTEED PARTIAL WITHDRAWAL BENEFITS (GPWBS): The GPWBs are only available to you through the purchase of a GBP. The GPWBs are not available separately from the GMIBs. The GPWBs are not available until the 10th Contract Anniversary and can only be exercised within 30 days after a Contract Anniversary. If you exercise the GPWB you can only stop receiving GPWB payments if you either take a lump-sum payment of your remaining Contract Value (less any applicable withdrawal charge and premium tax) or annuitize your Contract. In addition, if you elect to receive GPWB payments:

     o    we will not accept any additional Purchase Payments;
     o    the partial withdrawal privilege will no longer apply;
     o the systematic withdrawal and minimum distribution programs are no longer available to you;
     o your GMIB, GPWB and GMDB values stop increasing (although your Contract Value will continue to increase and decrease as a result of market performance);
     o your Contract Value, GPWB value, GMIB value and GMDB value will decrease with each GPWB payment we make (and they will decrease proportionately with any additional withdrawals you may make each Contract Year);
     o the additional M&E charge for your GBP will continue until your GPWB endorsement terminates; and
     o if you have the Enhanced GMDB, the additional M&E charge for your Enhanced GMDB will continue as long as your GMDB value is greater than zero.

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
                                                                             A-4

The GPWB value is equal to the GMIB value prior to exercising the GPWB. Please refer to the GMIB description above regarding the calculation of the GMIB values. If the GPWB value is equal to the 3% Annual Increase Amount or the MAV, you can withdraw up to 10% of the GPWB value each year. If the GPWB value is equal to the 5% Annual Increase Amount you can withdraw up to 6.67% of your GPWB value each year. Once you exercise the GPWB, the GPWB payment amount is fixed and is paid annually. If no additional partial withdrawals are made while the GPWB is in effect and you select the maximum withdrawal percentage, we would pay the GPWB value to you:

o  in ten years if you elect to 10% of the GPWB value; or
o  in 15 years if you elect to receive 6.67% of the GPWB value.

Withdrawal charges will not apply to amounts withdrawn using the GPWB feature. However, the amounts withdrawn will be taxed in the same manner as a withdrawal, may be included in taxable income and prior to age 59 1/2 may be subject to a 10% federal tax penalty.

If your remaining Contract Value is less than $2,000 at the time of the last GPWB payment we will pay you this amount (less any applicable premium tax and withdrawal charge) and your Contract will terminate. However, if your remaining Contract Value is at least $2,000 you can instead elect to:

o  continue your Contract, or
o  annuitize your remaining Contract Value (less any applicable premium tax).

GUARANTEED MINIMUM DEATH BENEFITS (GMDBS): The selection of a GMDB must be made at the time of initial Purchase Payment. You may only select one GMDB, and once you select a GMDB it cannot be changed or cancelled. There are additional charges associated with the Enhanced GMDB. The death benefit will only be paid if the owner dies during the Accumulation Phase. The Traditional GMDB guarantees the greater of the following:

     o    Contract Value, or
     o    total Purchase Payments adjusted for partial withdrawals.

The Enhanced GMDB guarantees the greater of the following:

     o    Contract Value;
     o    total Purchase Payments adjusted for partial withdrawals; or
     o the highest Contract Value on any Contract Anniversary (the Maximum Anniversary Value or MAV) prior to age 81 plus subsequent additional Purchase Payments and minus subsequent adjusted partial withdrawals.

If you take money out of the Contract, we may assess a withdrawal charge. The withdrawal charge starts at 6% in the first year and declines to 0% after we have had your Purchase Payment for 7 full years.

There are also daily Investment Option expenses that currently range, on an annual basis, from 0.51% to 3.78% of the average daily net assets of an Investment Option before expense reimbursements and fee waivers, depending upon the Investment Option.

This illustration reflects the costs of all optional features you have selected. It does not reflect costs associated with features you have not selected. If you choose to add optional features, it will increase costs and reduce returns. Some optional features must be selected at the Issue Date, and cannot be added once the Contract is issued.

The "CONTRACT VALUE" for any point in time is an amount equal to the sum of each Accumulation Unit value multiplied by the number of Accumulation Units allocated to the Contract for each Investment Option. This value will fluctuate due to the investment performance of the selected Investment Option(s). The Contract Value reflects all Investment Option expenses and all charges for the Contract features selected, but does not include the withdrawal charge. It also does not reflect the impact of income taxes or the 10% federal penalty tax for withdrawals prior to age 59 1/2.
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

                                                                             A-5

The "CASH WITHDRAWAL VALUE" reflects all of the expenses and charges assessed against Contract Value, and also reflects any withdrawal charge if applicable. It does not reflect the impact of premium taxes, income taxes or the 10% federal penalty tax for withdrawals prior to age 59 1/2.

IMPORTANT CONSIDERATIONS: Past performance is not a guarantee of future results. No representation is made as to future performance. The value of an annuity contract will fluctuate, so that it may be worth more or less than amounts paid in. Investment returns and principal value will fluctuate with market conditions so that units, when redeemed, may be worth more or less than the original cost.

All product guarantees are based on the claims paying ability of Allianz Life Insurance Company of New York.

High Yield securities inherently have a high degree of market risk in addition to credit risk and potential illiquidity.

Index Investment Options seek to match the performance of specified market indexes. Investors cannot invest directly into indexes.

Money invested in a specific sector or industry is subject to a higher degree of risk than money that is diversified.

Small cap stocks may be more volatile than large cap or more established companies' securities.

International investing involves some risks not presented with U.S. investments, such as currency fluctuation and political volatility. An investment in the Money Market fund is neither insured nor guaranteed by the FDIC or any other governmental agency. Although the fund seeks to preserve your $1.00 per unit, it is possible to lose money in the fund.

USAllianz variable products are issued by Allianz Life Insurance Company of New York and distributed by its affiliate, USAllianz Investor Services, LLC, 5701 Golden Hills Drive, Minneapolis, MN 55416-1297. Member NASD.





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



                                                                             A-6
                             USALLIANZ ADVANTAGE(R)


PREPARED FOR:                         CONTRACT INFORMATION FOR FEATURES SELECTED
John Doe                              Contract Type: Non-Qualified
                                      Death Benefit:
PERIOD BEGINNING:


                     STANDARDIZED AVERAGE ANNUAL RETURN AND
                        ADJUSTED INVESTMENT OPTION RETURN
 As of [12/31/2001], a one-time investment of $1,000 if withdrawn would have generated the following Standardized Average Annual Return, without regard to taxes:

                                                INVESTMENT OPTION PERFORMANCE                 SUBACCOUNT PERFORMANCE
                                                                      SINCE        DATE OF       SINCE        DATE OF
INVESTMENT OPTION                 1 YEAR    5 YEARS     10 YEARS    INCEPTION     INCEPTION    INCEPTION     INCEPTION
USAZ Money Market Fund
Davis VA Financial Portfolio
Davis VA Value Portfolio

Standardized Average Annual Return figures are calculated from the inception date of the applicable subaccount. Figures reflect the deduction of all Contract and Investment Option charges. Where there is a varying charge depending upon which feature selected, the highest potential charge is shown. The effect of the withdrawal charge is reflected at the end of each period shown. Non-standardized performance reflecting Investment Option returns prior to subaccount inception have been adjusted for Contract expenses.



Past performance is not necessarily indicative of future results.


[THIS PAGE MUST ACCOMPANY ANY ACCUMULATION ILLUSTRATION CONTAINING ADJUSTED HISTORICAL PERFORMANCE.]





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


                                                                             A-7
                             USALLIANZ ADVANTAGE(R)


PREPARED FOR:                         CONTRACT INFORMATION FOR FEATURES SELECTED
John Doe                              Contract Type: Non-Qualified
                                      Death Benefit:
PERIOD BEGINNING:

INVESTMENT OPTIONS AND ALLOCATIONS:

____ Investment Option (___%)
____ Investment Option (___%)

                          EFFECT OF ADJUSTED HISTORICAL
                     RETURNS ON ILLUSTRATED CONTRACT VALUES


----------------- ------- ------------------ ------------- --------------- ----------- ----------------- ------------ ---------
                                                                                       CASH WITHDRAWAL
----------------           AVERAGE ANNUAL      PURCHASE                    CONTRACT         VALUE        GMIB VALUE   GMDB
     END OF        AGE         RETURN          PAYMENTS     WITHDRAWALS      VALUE                                     VALUE
      YEAR
----------------- ------- ------------------ ------------- --------------- ----------- ----------------- ------------ ---------

   Mm/dd/yyyy       45         Xx.xx%         $x,xxx.00      $x,xxx.00     $x,xxxx.00     $x,xxxx.00      $x,xxx.00
----------------- ------- ------------------ ------------- --------------- ----------- ----------------- ------------ ---------

     This illustration is based upon adjusted historical returns during the period indicated. However, past returns are not indicative of future results. This illustration is not intended to serve as a projection or prediction of future returns and is presented as of the most recent calendar [year end/quarter end].









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


                                                                             A-8
                             USALLIANZ ADVANTAGE(R)


PREPARED FOR:                         CONTRACT INFORMATION FOR FEATURES SELECTED
John Doe                              Contract Type: Non-Qualified
                                      Death Benefit:
PERIOD BEGINNING:

INVESTMENT OPTIONS AND ALLOCATIONS:

____ Investment Option (___%)
____ Investment Option (___%)

                               ADJUSTED HISTORICAL
                     GUARANTEED MINIMUM DEATH BENEFIT REPORT
                            AGGREGATE RETURN: XX.XX%

----------------- ------- ------------------- -------------- ----------------- -------------- ------------
                                                PURCHASE
----------------            AVERAGE ANNUAL      PAYMENTS                         CONTRACT     GMDB VALUE
     END OF        AGE          RETURN                         WITHDRAWALS         VALUE
      YEAR
----------------- ------- ------------------- -------------- ----------------- -------------- ------------
   Mm/dd/yyyy       45          Xx.xx%          $x,xxx.00       $x,xxx.00       $x,xxxx.00    $x,xxxx.00
----------------- ------- ------------------- -------------- ----------------- -------------- ------------

     This illustration is based upon adjusted historical returns during the period indicated. Past performance is not a guarantee of future results. This illustration is for illustrative purposes only and is no guarantee of return or future performance.










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


                                                                             A-9
                             USALLIANZ ADVANTAGE(R)


PREPARED FOR:                         CONTRACT INFORMATION FOR FEATURES SELECTED
John Doe                              Contract Type: Non-Qualified
                                      Death Benefit:
PERIOD BEGINNING:

INVESTMENT OPTIONS AND ALLOCATIONS:

____ Investment Option (___%)
____ Investment Option (___%)

                               ADJUSTED HISTORICAL
                    GUARANTEED MINIMUM INCOME BENEFIT REPORT
                            AGGREGATE RETURN: XX.XX%

------------------------------------------------------------------------------------------------------------------------------
                                                     ACCUMULATION PHASE                                     PAYOUT PHASE
                       -------------------------------------------------------------------------------------------------------
                                                          3% ANNUAL  5% ANNUAL
---------------        AVERAGE        NET                 INCREASE   INCREASE
                       ANNUAL       PURCHASE   CONTRACT     AMOUNT     AMOUNT                 GMIB
END OF           AGE     RETURN    PAYMENTS*     VALUE                             MAV        VALUE     MONTHLY     ANNUAL
YEAR
------------------------------------------------------------------------------------------------------------------------------
Mm/dd/yyyy        45     xx.xx%     $xxx.00    $x,xxx.00  $x,xxx.00  $x,xxx.00  $x,xxx.00   $x,xxx.00  $x,xxx.00   $x,xxx.00
------------------------------------------------------------------------------------------------------------------------------

     *The Net Purchase Payment column represents Purchase Payments minus withdrawals in the Accumulation Phase.

This illustration is based upon adjusted historical returns during the period indicated. Past performance is not a guarantee of future results. This illustration is for illustrative purposes only and is no guarantee of return or future performance.










--------------------------------------------------------------------------------
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


                                                                            A-10
                             USALLIANZ ADVANTAGE(R)

PREPARED FOR:                         CONTRACT INFORMATION FOR FEATURES SELECTED
John Doe                              Contract Type: Non-Qualified
                                      Death Benefit:
PERIOD BEGINNING:

INVESTMENT OPTIONS AND ALLOCATIONS:
____ Investment Option (___%)
____ Investment Option (___%)

                               ADJUSTED HISTORICAL
                  GUARANTEED PARTIAL WITHDRAWAL BENEFIT REPORT
               __% OF GUARANTEED PARTIAL WITHDRAWAL BENEFIT VALUE
                            AGGREGATE RETURN: XX.XX%

 ----------------------------------------------------------------------------------------------------
                                                    CUMULATIVE        REMAINING      AVERAGE ANNUAL
                 GPWB VALUE      ANNUAL GPWB       WITHDRAWALS         YEAR-END          RETURN
 PAYOUT                            PAYMENT           RECEIVED       CONTRACT VALUE
 YEAR
 ----------------------------------------------------------------------------------------------------
 Mm/dd/yyyy        $xxx.00        $x,xxx.00         $x,xxx.00         $x,xxx.00          xx.xx%
 ----------------------------------------------------------------------------------------------------

This illustration is based upon adjusted historical returns during the period indicated. Past performance is not a guarantee of future results. This illustration is for illustrative purposes only and is no guarantee of return or future performance.

Withdrawal charges will not apply to GPWB payments. However, any additional partial withdrawals in excess of the GPWB payment will be subject to any applicable withdrawal charge. GPWB payments will be taxed as a withdrawal, may be included in taxable income and prior to age 59 1/2 may be subject to a 10% federal tax penalty.

Depending on the inception date of the Investment Option(s) selected, historical performance information may not exist for the full holding and/or withdrawal period of the GPWB value. Withdrawals of the GPWB value and changes in the Contract Value will not be shown for periods prior to the Investment Option's inception.

GPWB payments will only be illustrated through age 89 due to current system constraints. However, we will make GPWB payments to you for the entire withdrawal period, based on the withdrawal percentage selected.

--------------------------------------------------------------------------------
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

                                                                            A-11
                             USALLIANZ ADVANTAGE(R)

PREPARED FOR:                    CONTRACT INFORMATION FOR FEATURES SELECTED
John Doe
                                 Contract Type: Non-Qualified
                                 Guaranteed Minimum Income Benefit (GMIB):
PERIOD BEGINNING:                Guaranteed Minimum Death Benefit (GMDB):

                    ADJUSTED HISTORICAL DOLLAR COST AVERAGING

                                                                                                                  PERIOD
               INITIAL               MONTHLY                    INITIAL                 ENDING                    ENDING
              PURCHASE               TRANSFER                   TRANSFER                TRANSFER                  VALUE
             PAYMENT                  PERIODS                   DATE                      DATE                     DATE
           $50,000.00                    20                   05/01/1993               12/01/1994               03/31/2002

                                                                                      WITHOUT      DOLLAR COST DOLLAR COST
                                                     ALLOCATION       ALLOCATION       MONTHLY     AVERAGING   AVERAGING
          INVESTMENT OPTIONS                         PERCENTAGE       AMOUNT           TRANSFER    ENDING VALUE     ENDING VALUE
FROM    :
USAZ MONEY MARKET FUND                                   100% (Initial)                                x,xxx

TO   :

DAVIS VA FINANCIAL PORTFOLIO                               10%         5,000               250        xx,xxx            xx,xxx
DAVIS VA VALUE PORTFOLIO                                   10%         5,000               250        xx,xxx            xx,xxx
MUTUAL SHARES SECURITIES FUND                              20%        10,000               500        xx,xxx            xx,xxx
USAZ AIM INTERNATIONAL EQUITY FUND                         10%         5,000               250        xx,xxx            xx,xxx
FRANKLIN SMALL CAP FUND                                    30%        15,000               750        xx,xxx            xx,xxx
OPPENHEIMER HIGH INCOME FUND                               20%        10,000               500        xx,xxx            xx,xxx

  TOTAL                                                   100%        50,000             2,500       xxx,xxx           xxx,xxx

Dollar cost averaging involves continuous investing regardless of fluctuating prices. The investor should consider his or her financial ability to continue purchases through periods of low price levels. Dollar cost averaging does not ensure a profit.

This report is based off your initial lump-sum Purchase Payment only, as illustrated above. Future Purchase Payments are not taken into consideration.

Average annual returns for the Investment Options selected for the most recent 1, 5, and 10 year periods (computed as of the most recent calendar quarter end) are shown on another page of this illustration.

The Investment Options illustrated are based upon adjusted historical returns during the period indicated. Any fixed rate returns illustrated are based upon current returns. However, these returns are not indicative of future results . This illustration is not intended to serve as a projection or prediction of future returns.


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
                                                                            A-12
                              IMPORTANT DISCLOSURES
                 HYPOTHETICAL FIXED RATE OF RETURN ILLUSTRATION

THIS IS AN ILLUSTRATION NOT A CONTRACT. The purpose of this illustration is to demonstrate how a varying rate of return may affect Contract Values, death benefits, and income benefits over an extended period of time. This illustration is based upon hypothetical fixed returns during the period indicated. This illustration is not intended to serve as a projection or prediction of future returns. It illustrates how much the contract would hypothetically be worth, and how much the Guaranteed Minimum Death Benefit (GMDB), Guaranteed Minimum Income Benefit (GMIB) and Guaranteed Partial Withdrawal Benefit (GPWB) would be, based on the hypothetical rate of return illustrated. No representations are made that these hypothetical rates of return can be achieved for any one year or sustained over any period of time.

The GMIB is only  available  to you  through  the  Guaranteed  Benefit  Packages
(GBPs). The Traditional GBP consists of the Traditional GMIB and the Traditional GPWB. The Enhanced GBP consists of the Enhanced GMIB and the Enhanced GPWB. The GMIBs are not available separately from the GPWBs.

 The value of a variable annuity will fluctuate up and down, based on the performance of the underlying Investment Options, and the Contract Owner may experience a gain or loss. Actual performance may be more or less than those reflected in the hypothetical rates of return and will depend on a number of factors, including the choice and investment experience of the variable Investment Options.

 This illustration, including any accompanying reports and graphs, must be preceded or accompanied by the current prospectus. Please refer to the prospectus for full details on charges, expenses, fees and state premium taxes.

 TAXES: The effects of income, penalty and state premium taxes have not been reflected in the illustration. While withdrawals may or may not be depicted within this illustration, withdrawals from the Contract will be subject to ordinary income tax to the extent that the Contract Value immediately before the withdrawal exceeds the total amount of after-tax money paid into the Contract. A withdrawal in excess of the taxable amount will constitute a nontaxable return of principal. If the taxpayer has not attained age 59 1/2 at the time of the distribution, the portion of the withdrawal that is subject to income tax may also be subject to a 10% premature distribution penalty. Please read the prospectus for further information.

 For any Qualified Contract, e.g., IRA or TSA, the tax deferred growth feature is already provided by the tax qualified retirement plan. Therefore, product features and benefits other than tax deferral should be reasons for acquiring an annuity in a qualified retirement plan. If the Contract is an IRA or other Qualified Contract, the Contract Owner will generally be taxed on all amounts withdrawn, or received on withdrawal. The tax consequences will be different, however, if the contract is a Roth IRA, or a traditional non-deductible IRA. See your tax advisor and read the prospectus for additional information.

 The tax treatment of death benefit proceeds from the annuity contract differs from the tax treatment of a life insurance policy. See your tax advisor and the prospectus for further details.

COSTS AND EXPENSES: The Contract has insurance features and investment features, and there are costs related to each. Each year, Allianz Life Insurance Company of New York (Allianz Life of New York, we, us, our) deducts a $30 contract maintenance charge from your Contract. We currently waive this charge if your Contract Value is at least $50,000 at the time we are to deduct the charge.

We deduct a mortality and expense risk charge (M&E charge) that varies during the Accumulation Phase depending upon the benefit options that apply to your Contract. We also deduct an administrative charge. This charge, together with the contract maintenance charge, is for all the expenses associated with administration of the Contract. The table below shows the benefit option combinations available to you and their total Separate Account expenses (M&E and administrative charges) during the Accumulation Phase, as a percentage of the average daily assets invested in a subaccount on an annual basis.

--------------------------------------------------------------------------------
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


                                                                            A-13

                              CHARGES FOR  CONTRACTS      CHARGES FOR CONTRACTS WITH          CHARGES FOR CONTRACTS WITH
                                   WITHOUT A GBP                THE TRADITIONAL GBP                 THE ENHANCED GBP
                         M&E Charge    Admin.              M&E Charge    Admin.              M&E Charge    Admin.
                                       Charge     Total                  Charge     Total                  Charge     Total
Traditional GMDB           1.50%       0.15%      1.65%      1.70%       0.15%      1.85%      2.20%       0.15%      2.35%
Enhanced GMDB              1.70%       0.15%      1.85%      1.85%       0.15%      2.00%      2.35%       0.15%      2.50%

The Traditional Guaranteed Benefit Package (GBP) consists of the Traditional Guaranteed Minimum Income Benefit (GMIB) and the Traditional Guaranteed Partial Withdrawal Benefit (GPWB). The Enhanced GBP consists of the Enhanced GMIB and the Enhanced GPWB. The GMIBs are not available separately from the GPWBs.

The total Separate Account expense during the Payout Phase is 1.65%, regardless of the benefit options that apply.

GUARANTEED MINIMUM INCOME BENEFITS (GMIBS): The GMIBs are only available to you through the purchase of a GBP. The GMIBs are not available separately from the GPWBs. The selection of a GBP must be made at the time of initial Purchase Payment. You may only select one GBP, and once you select a GBP it cannot be changed or cancelled. There are additional charges associated with the GBPs. The GMIBs are available after a 10-year waiting period and the Contract must be annuitized within 30 days after a Contract Anniversary under a fixed annuity option. The GMIBs are only beneficial if you annuitize the Contract. You may receive no explicit benefit from the GMIBs depending on your Contract Value at the time of annuitization. If you exercise a GMIB, your GPWB and GMDB cancel.

The GMIBs guarantee that your Annuity Payments will be equal to the greater of:
     o current fixed payout rates applied to the current Contract Value (less any applicable premium tax and withdrawal charges); or
     o guaranteed fixed payout rates applied to the Traditional or Enhanced GMIB value.

The Traditional GMIB value is equal to total Purchase Payments adjusted for partial withdrawals.

The Enhanced GMIB value is equal to either:
     o the highest Contract Value on any Contract Anniversary (Maximum Anniversary Value or MAV) prior to age 81 plus subsequent additional Purchase Payments and minus subsequent adjusted partial withdrawals; or
     o total Purchase Payments adjusted for partial withdrawals increased by 3% on each Contract Anniversary (3% Annual Increase Amount) prior to age 81 (maximum of 150% of Purchase Payments adjusted for partial withdrawals); or
     o total Purchase Payments adjusted for partial withdrawals increased by 5% on each Contract Anniversary (5% Annual Increase Amount)prior to age 81 (maximum of two times the total Purchase Payments made in the first five Contract Years adjusted for partial withdrawals).

You may be able to select whether your GMIB value is equal to the MAV, 3% Annual Increase Amount or 5% Annual Increase Amount depending on their values. The 3% Annual Increase Amount can be annuitized for a period as short as ten years. The payout for the 5% Annual Increase Amount can be annuitized with a life and 10-year period certain. However, the 5% Annual Increase Amount is potentially more limited than the 3% Annual Increase Amount.

GUARANTEED PARTIAL WITHDRAWAL BENEFITS (GPWBS): The GPWBs are only available to you through the purchase of a GBP. The GPWBs are not available separately from the GMIBs. The GPWBs are not available until the 10th Contract Anniversary and can only be exercised within 30 days after a Contract Anniversary. If you exercise the GPWB you can only stop receiving GPWB payments if you either take a lump-sum payment of your remaining Contract Value (less any applicable withdrawal charge and premium tax) or annuitize your Contract. In addition, if you elect to receive GPWB payments:

     o    we will not accept any additional Purchase Payments;
     o    the partial withdrawal privilege will no longer apply;
     o the systematic withdrawal and minimum distribution programs are no longer available to you;
     o your GMIB, GPWB and GMDB values stop increasing (although your Contract Value will continue to increase and decrease as a result of market performance);

--------------------------------------------------------------------------------
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


                                                                            A-14

     o your Contract Value, GPWB value, GMIB value and GMDB value will decrease with each GPWB payment we make (and they will decrease proportionately with any additional withdrawals you may make each Contract Year);
     o the additional M&E charge for your GBP will continue until your GPWB endorsement terminates; and
     o if you have the Enhanced GMDB, the additional M&E charge for your Enhanced GMDB will continue as long as your GMDB value is greater than zero.

The GPWB value is equal to the GMIB value prior to exercising the GPWB. Please refer to the GMIB description above regarding the calculation of the GMIB values. If the GPWB value is equal to the 3% Annual Increase Amount or the MAV, you can withdraw up to 10% of the GPWB value each year. If the GPWB value is equal to the 5% Annual Increase Amount you can withdraw up to 6.67% of your GPWB value each year. Once you exercise the GPWB, the GPWB payment amount is fixed and is paid annually. If no additional partial withdrawals are made while the GPWB is in effect and you select the maximum withdrawal percentage, we would pay the GPWB value to you:
     o    in ten years if you elect to 10% of the GPWB value; or
     o    in 15 years if you elect to receive 6.67% of the GPWB value.

Withdrawal charges will not apply to amounts withdrawn using the GPWB feature. However, the amounts withdrawn will be taxed in the same manner as a withdrawal, may be included in taxable income and prior to age 59 1/2 may be subject to a 10% federal tax penalty.

If your remaining Contract Value is less than $2,000 at the time of the last GPWB payment we will pay you this amount (less any applicable premium tax and withdrawal charge) and your Contract will terminate. However, if your remaining Contract Value is at least $2,000 you can instead elect to:
     o    continue your Contract, or
     o annuitize your remaining Contract Value (less any applicable premium tax).

GUARANTEED MINIMUM DEATH BENEFITS (GMDBS): The selection of a GMDB must be made at the time of initial Purchase Payment. You may only select one GMDB, and once you select a GMDB it cannot be changed or cancelled. There are additional charges associated with the Enhanced GMDB. The death benefit will only be paid if the owner dies during the Accumulation Phase.

The Traditional GMDB guarantees the greater of the following:
          o    Contract Value, or
          o    total Purchase Payments adjusted for partial withdrawals.

The Enhanced GMDB guarantees the greater of the following:
          o    Contract Value;
          o    total Purchase Payments adjusted for partial withdrawals; or
          o the highest Contract Value on any Contract Anniversary (the Maximum Anniversary Value or MAV) prior to age 81 plus subsequent additional Purchase Payments and minus subsequent adjusted partial withdrawals.

If you take money out of the Contract, we may assess a withdrawal charge. The withdrawal charge starts at 6% in the first year and declines to 0% after we have had your Purchase Payment for 7 full years.

There are also daily Investment Option expenses that currently range, on an annual basis, from 0.51% to 3.78% of the average daily net assets of an Investment Option before expense reimbursements and fee waivers, depending upon the Investment Option.

This illustration reflects the costs of all optional features you have selected. It does not reflect costs associated with features you have not selected. If you choose to add optional features, it will increase costs and reduce returns. Some optional features must be selected at the Issue Date, and cannot be added once the contract is issued.


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


                                                                            A-15

The "CONTRACT VALUE" for any point in time is an amount equal to the sum of each Accumulation Unit value multiplied by the number of Accumulation Units allocated to the Contract for each Investment Option. This value will fluctuate due to the investment performance of the selected Investment Options. The Contract Value reflects all Investment Option expenses and all charges for the Contract features selected, but does not include the withdrawal charge. It does not reflect the impact of premium taxes, income taxes or the 10% federal penalty tax for withdrawals prior to age 59 1/2.

The "CASH WITHDRAWAL VALUE" reflects all of the expenses and charges assessed against Contract Value, and also reflects any withdrawal charge if applicable. It does not reflect the impact of premium taxes, income taxes or the 10% federal penalty tax for withdrawals prior to age 59 1/2.

IMPORTANT CONSIDERATIONS: Past performance is not a guarantee of future results. No representation is made as to future performance. The value of an annuity contract will fluctuate, so that it may be worth more or less than amounts paid in. Investment returns and principal value will fluctuate with market conditions so that units, when redeemed, may be worth more or less than the original cost.

All product guarantees are based on the claims paying ability of Allianz Life Insurance Company of New York.

High Yield securities inherently have a high degree of market risk in addition to credit risk and potential illiquidity.

Index Investment Options seek to match the performance of specified market indexes. Investors cannot invest directly into indexes.

Money invested in a specific sector or industry is subject to a higher degree of risk than money that is diversified.

Small cap stocks may be more volatile than large cap or more established companies' securities.

International investing involves some risks not presented with U.S. investments, such as currency fluctuation and political volatility.

An investment in the Money Market fund is neither insured nor guaranteed by the FDIC or any other governmental agency. Although the fund seeks to preserve your $1.00 per unit, it is possible to lose money in the fund.

USAllianz variable products are issued by Allianz Life Insurance Company of New York and distributed by its affiliate, USAllianz Investor Services, LLC, 5701 Golden Hills Drive, Minneapolis, MN 55416-1297. Member NASD.




--------------------------------------------------------------------------------
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 xx/xx/xxxx                     Page x of y

                             USALLIANZ ADVANTAGE(R)

PREPARED FOR:                         CONTRACT INFORMATION FOR FEATURES SELECTED
John Doe                              Contract Type: Non-Qualified
                                      Death Benefit:
PERIOD BEGINNING:

                 HYPOTHETICAL FIXED RATE OF RETURN ILLUSTRATION
                           GROSS RATE OF RETURN X.XX%
---------------- ------ ---------------- ------------ ---------------- ------------ --------------- ---------- ----------
                         GROSS RATE OF
---------------             RETURN                                                       CASH
                        (NOT TO EXCEED    PURCHASE                      CONTRACT      WITHDRAWAL    GMIB       GMDB
  END OF YEAR     AGE        12%)         PAYMENTS      WITHDRAWALS       VALUE         VALUE         VALUE      VALUE
---------------- ------ ---------------- ------------ ---------------- ------------ --------------- ---------- ----------
  Mm/dd/yyyy      45        xx.xx%        $x,xxx.00     $x,xxxx.00     $x,xxxx.00     $x,xxx.00
---------------- ------ ---------------- ------------ ---------------- ------------ --------------- ---------- ----------

This hypothetical is based on the selected gross rate of return and calculates the change in Contract Value from the beginning period to the ending period, adjusted for subsequent Purchase Payments and any withdrawals. Hypothetical gross rate of return does not include any expenses and charges. However, all values reflect the contract maintenance charge, and the net rate of return, which takes into consideration the applicable total Separate Account expense and average Investment Option fee of .xxxx%.

THIS ILLUSTRATION IS NOT INTENDED TO SERVE AS A PROJECTION OR PREDICTION OF FUTURE RETURNS.

AN ILLUSTRATION SHOWING A HYPOTHETICAL 0% GROSS RATE OF RETURN IS CONTAINED ON THE FOLLOWING PAGE.






--------------------------------------------------------------------------------
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valid without all pages.
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


                                                                            A-17
                             USALLIANZ ADVANTAGE(R)

PREPARED FOR:                         CONTRACT INFORMATION FOR FEATURES SELECTED
John Doe                              Contract Type: Non-Qualified
                                      Death Benefit:
PERIOD BEGINNING:

                 HYPOTHETICAL FIXED RATE OF RETURN ILLUSTRATION
                           GROSS RATE OF RETURN 0.00%


---------------- ------ ---------------- ------------ ---------------- ------------ --------------- ---------- ----------
                         GROSS RATE OF                                                   CASH
---------------             RETURN        PURCHASE                      CONTRACT      WITHDRAWAL    GMIB       GMDB
  END OF YEAR     AGE       (0.00%)       PAYMENTS      WITHDRAWALS       VALUE         VALUE         VALUE      VALUE
---------------- ------ ---------------- ------------ ---------------- ------------ --------------- ---------- ----------
  Mm/dd/yyyy      45        xx.xx%        $x,xxx.00     $x,xxxx.00     $x,xxxx.00     $x,xxx.00
---------------- ------ ---------------- ------------ ---------------- ------------ --------------- ---------- ----------

This hypothetical is based on the selected gross rate of return and calculates the change in Contract Value from the beginning period to the ending period, adjusted for subsequent Purchase Payments and any withdrawals. Hypothetical gross rate of return does not include any expenses and charges. However, all values reflect the contract maintenance charge, and the net rate of return, which takes into consideration the applicable total Separate Account expense and average Investment Option fee of .xxxx%.


[THIS PAGE MUST ACCOMPANY ANY FIXED RETURN ILLUSTRATION SHOWING A GROSS RATE OF RETURN IN EXCESS OF 0%.]







--------------------------------------------------------------------------------
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valid without all pages.
 xx/xx/xxxx                     Page x of y

                                                                            A-18
                             USALLIANZ ADVANTAGE(R)


PREPARED FOR:                         CONTRACT INFORMATION FOR FEATURES SELECTED
John Doe                              Contract Type: Non-Qualified
                                      Death Benefit:
PERIOD BEGINNING:

INVESTMENT OPTIONS AND ALLOCATIONS:

____ Investment Option (___%)
____ Investment Option (___%)

                 HYPOTHETICAL FIXED RATE OF RETURN ILLUSTRATION
                     GUARANTEED MINIMUM DEATH BENEFIT REPORT
                           GROSS RATE OF RETURN X.XX%

----------------- ------- ------------------- -------------- ----------------- -------------- ------------
----------------            GROSS RATE OF
                                RETURN
                            (NOT TO EXCEED      PURCHASE                         CONTRACT     GMDB VALUE
     END OF        AGE           12%)           PAYMENTS       WITHDRAWALS         VALUE
      YEAR
----------------- ------- ------------------- -------------- ----------------- -------------- ------------
   Mm/dd/yyyy       45          Xx.xx%          $x,xxx.00       $x,xxx.00       $x,xxxx.00    $x,xxxx.00
----------------- ------- ------------------- -------------- ----------------- -------------- ------------

This hypothetical is based on the selected gross rate of return and calculates the change in Contract Value from the beginning period to the ending period, adjusted for subsequent Purchase Payments and any withdrawals. Hypothetical gross rate of return does not include any expenses and charges. However, all values reflect the contract maintenance charge, and the net rate of return, which takes into consideration the applicable total Separate Account expense and average Investment Option fee of .xxxx%.

THIS ILLUSTRATION IS NOT INTENDED TO SERVE AS A PROJECTION OR PREDICTION OF FUTURE RETURNS.

AN ILLUSTRATION SHOWING A HYPOTHETICAL 0% GROSS RATE OF RETURN IS CONTAINED ON THE FOLLOWING PAGE.



--------------------------------------------------------------------------------
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valid without all pages.
 xx/xx/xxxx                     Page x of y

                                                                            A-19
                             USALLIANZ ADVANTAGE(R)


PREPARED FOR:                         CONTRACT INFORMATION FOR FEATURES SELECTED
John Doe                              Contract Type: Non-Qualified
                                      Death Benefit:
PERIOD BEGINNING:

INVESTMENT OPTIONS AND ALLOCATIONS:

____ Investment Option (___%)
____ Investment Option (___%)

                 HYPOTHETICAL FIXED RATE OF RETURN ILLUSTRATION
                     GUARANTEED MINIMUM DEATH BENEFIT REPORT
                           GROSS RATE OF RETURN 0.00%

----------------- ------- ------------------- -------------- ----------------- -------------- ------------
                            GROSS RATE OF
----------------                RETURN          PURCHASE                         CONTRACT     GMDB VALUE
     END OF        AGE         (0.00%)          PAYMENTS       WITHDRAWALS         VALUE
      YEAR
----------------- ------- ------------------- -------------- ----------------- -------------- ------------
   Mm/dd/yyyy       45          Xx.xx%          $x,xxx.00       $x,xxx.00       $x,xxxx.00    $x,xxxx.00
----------------- ------- ------------------- -------------- ----------------- -------------- ------------

This hypothetical is based on the selected gross rate of return and calculates the change in Contract Value from the beginning period to the ending period, adjusted for subsequent Purchase Payments and any withdrawals. Hypothetical gross rate of return does not include any expenses and charges. However, all values reflect the contract maintenance charge, and the net rate of return, which takes into consideration the applicable total Separate Account expense and average Investment Option fee of .xxxx%.

[THIS PAGE MUST ACCOMPANY ANY FIXED RETURN ILLUSTRATION SHOWING A GROSS RATE OF RETURN IN EXCESS OF 0%.]





--------------------------------------------------------------------------------
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valid without all pages.
 xx/xx/xxxx                     Page x of y

                                                                            A-20
                             USALLIANZ ADVANTAGE(R)


PREPARED FOR:                         CONTRACT INFORMATION FOR FEATURES SELECTED
John Doe                              Contract Type: Non-Qualified
                                      Death Benefit:
PERIOD BEGINNING:

INVESTMENT OPTIONS AND ALLOCATIONS:

____ Investment Option (___%)
____ Investment Option (___%)

                 HYPOTHETICAL FIXED RATE OF RETURN ILLUSTRATION
                    GUARANTEED MINIMUM INCOME BENEFIT REPORT
                           GROSS RATE OF RETURN X.XX%

------------------------------------------------------------------------------------------------------------------------------
                                                     ACCUMULATION PHASE                                     PAYOUT PHASE
                       -------------------------------------------------------------------------------------------------------
                       GROSS
---------------        RATE OF
                         RETURN                           3% ANNUAL  5% ANNUAL
                       (NOT TO        NET                 INCREASE   INCREASE
                       EXCEED       PURCHASE   CONTRACT     AMOUNT     AMOUNT                 GMIB
END OF           AGE      12%)     PAYMENTS*     VALUE                             MAV        VALUE     MONTHLY     ANNUAL
YEAR
------------------------------------------------------------------------------------------------------------------------------
Mm/dd/yyyy        45     xx.xx%     $xxx.00    $x,xxx.00  $x,xxx.00  $x,xxx.00  $x,xxx.00   $x,xxx.00  $x,xxx.00   $x,xxx.00
------------------------------------------------------------------------------------------------------------------------------

*The Net Purchase Payment column represents Purchase Payments minus withdrawals in the Accumulation Phase.

This hypothetical is based on the selected gross rate of return and calculates the change in Contract Value from the beginning period to the ending period, adjusted for subsequent Purchase Payments and any withdrawals. Hypothetical gross rate of return does not include any expenses and charges. However, all values reflect the contract maintenance charge, and the net rate of return, which takes into consideration the applicable total Separate Account expense and average Investment Option fee of .xxxx%.



THIS ILLUSTRATION IS NOT INTENDED TO SERVE AS A PROJECTION OR PREDICTION OF FUTURE RETURNS.

AN ILLUSTRATION SHOWING A HYPOTHETICAL 0% GROSS RATE OF RETURN IS CONTAINED ON THE FOLLOWING PAGE.
--------------------------------------------------------------------------------
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valid without all pages.
 xx/xx/xxxx                     Page x of y

                                                                            A-21
                             USALLIANZ ADVANTAGE(R)


PREPARED FOR:                         CONTRACT INFORMATION FOR FEATURES SELECTED
John Doe                              Contract Type: Non-Qualified
                                      Death Benefit:
PERIOD BEGINNING:

INVESTMENT OPTIONS AND ALLOCATIONS:

____ Investment Option (___%)
____ Investment Option (___%)

                 HYPOTHETICAL FIXED RATE OF RETURN ILLUSTRATION
                    GUARANTEED MINIMUM INCOME BENEFIT REPORT
                           GROSS RATE OF RETURN 0.00%

------------------------------------------------------------------------------------------------------------------------------
                                                     ACCUMULATION PHASE                                     PAYOUT PHASE
                       -------------------------------------------------------------------------------------------------------
                       GROSS                              3% ANNUAL  5% ANNUAL
---------------        RATE OF        NET                 INCREASE   INCREASE
                         RETURN     PURCHASE   CONTRACT     AMOUNT     AMOUNT                 GMIB
END OF           AGE    (0.00%)    PAYMENTS*     VALUE                             MAV        VALUE     MONTHLY     ANNUAL
YEAR
------------------------------------------------------------------------------------------------------------------------------
Mm/dd/yyyy        45     xx.xx%     $xxx.00    $x,xxx.00  $x,xxx.00  $x,xxx.00  $x,xxx.00   $x,xxx.00  $x,xxx.00   $x,xxx.00
------------------------------------------------------------------------------------------------------------------------------

*The Net Purchase Payment column represents Purchase Payments minus withdrawals in the Accumulation Phase.

This hypothetical is based on the selected gross rate of return and calculates the change in Contract Value from the beginning period to the ending period, adjusted for subsequent Purchase Payments and any withdrawals. Hypothetical gross rate of return does not include any expenses and charges. However, all values reflect the contract maintenance charge, and the net rate of return, which takes into consideration the applicable total Separate Account expense and average Investment Option fee of .xxxx%.




[THIS PAGE MUST ACCOMPANY ANY FIXED RETURN ILLUSTRATION SHOWING A GROSS RATE OF RETURN IN EXCESS OF 0%.]




--------------------------------------------------------------------------------
Please see important disclosures on accompanying pages. This illustration is not valid without all pages.
 xx/xx/xxxx                     Page x of y

                                                                            A-22
                             USALLIANZ ADVANTAGE(R)

PREPARED FOR:                         CONTRACT INFORMATION FOR FEATURES SELECTED
John Doe                              Contract Type: Non-Qualified
                                      Death Benefit:
PERIOD BEGINNING:

INVESTMENT OPTIONS AND ALLOCATIONS:
____ Investment Option (___%)
____ Investment Option (___%)

                 HYPOTHETICAL FIXED RATE OF RETURN ILLUSTRATION
                  GUARANTEED PARTIAL WITHDRAWAL BENEFIT REPORT
               __% OF GUARANTEED PARTIAL WITHDRAWAL BENEFIT VALUE
                           GROSS RATE OF RETURN X.XX%

 ------------------------------------------------------------------------------------------------------
                                                                     REMAINING    GROSS RATE OF RETURN
                                                   CUMULATIVE        YEAR-END    (NOT TO EXCEED 12%)
                  GPWB VALUE    ANNUAL PARTIAL     WITHDRAWALS     CONTRACT VALUE
 PAYOUT                           WITHDRAWAL         RECEIVED
 YEAR
 ------------------------------------------------------------------------------------------------------
 Mm/dd/yyyy         $xxx.00       $x,xxx.00         $x,xxx.00        $x,xxx.00           xx.xx%
 ------------------------------------------------------------------------------------------------------

This hypothetical is based on the selected gross rate of return. Hypothetical gross rate of return does not include any expenses and charges. However, all values reflect the contract maintenance charge, and the net rate of return, which takes into consideration the applicable total Separate Account expense and average Investment Option fee of .xxxx%.

Withdrawal charges will not apply to GPWB payments. However, any additional partial withdrawals in excess of the GPWB payment will be subject to any applicable withdrawal charge. GPWB payments will be taxed as a withdrawal, may be included in taxable income and prior to age 59 1/2 may be subject to a 10% federal tax penalty.

GPWB payments may not be illustrated for the entire withdrawal period due to current system constraints. However, we will make GPWB payments to you for the entire withdrawal period, based on the withdrawal percentage selected.

THIS ILLUSTRATION IS NOT INTENDED TO SERVE AS A PROJECTION OR PREDICTION OF FUTURE RETURNS. AN ILLUSTRATION SHOWING A HYPOTHETICAL 0% GROSS RATE OF RETURN IS CONTAINED ON THE FOLLOWING PAGE.

--------------------------------------------------------------------------------
Please see important disclosures on accompanying pages. This illustration is not valid without all pages.
 xx/xx/xxxx                     Page x of y

                                                                            A-23
                             USALLIANZ ADVANTAGE(R)

PREPARED FOR:                         CONTRACT INFORMATION FOR FEATURES SELECTED
John Doe                              Contract Type: Non-Qualified
                                      Death Benefit:
PERIOD BEGINNING:

INVESTMENT OPTIONS AND ALLOCATIONS:
____ Investment Option (___%)
____ Investment Option (___%)

                 HYPOTHETICAL FIXED RATE OF RETURN ILLUSTRATION
                  GUARANTEED PARTIAL WITHDRAWAL BENEFIT REPORT
               __% OF GUARANTEED PARTIAL WITHDRAWAL BENEFIT VALUE
                           GROSS RATE OF RETURN 0.00%

 ------------------------------------------------------------------------------------------------------
                                                                     REMAINING
                                                   CUMULATIVE        YEAR-END    GROSS RATE OF RETURN
                  GPWB VALUE    ANNUAL PARTIAL     WITHDRAWALS     CONTRACT VALUE       (0.00%)
 PAYOUT                           WITHDRAWAL         RECEIVED
 YEAR
 ------------------------------------------------------------------------------------------------------
 Mm/dd/yyyy         $xxx.00       $x,xxx.00         $x,xxx.00        $x,xxx.00           xx.xx%
 ------------------------------------------------------------------------------------------------------

This hypothetical is based on the selected gross rate of return. Hypothetical gross rate of return does not include any expenses and charges. However, all values reflect the contract maintenance charge, and the net rate of return, which takes into consideration the applicable total Separate Account expense and average Investment Option fee of .xxxx%.

Withdrawal charges will not apply to GPWB payments. However, any additional partial withdrawals in excess of the GPWB payment will be subject to any applicable withdrawal charge. GPWB payments will be taxed as a withdrawal, may be included in taxable income and prior to age 59 1/2 may be subject to a 10% federal tax penalty.

GPWB payments may not be illustrated for the entire withdrawal period due to current system constraints. However, we will make GPWB payments to you for the entire withdrawal period, based on the withdrawal percentage selected.

[THIS PAGE MUST ACCOMPANY ANY FIXED RETURN ILLUSTRATION SHOWING A GROSS RATE OF RETURN IN EXCESS OF 0%.]

--------------------------------------------------------------------------------
Please see important disclosures on accompanying pages. This illustration is not valid without all pages.
 xx/xx/xxxx                     Page x of y

                                                                            A-24
                              IMPORTANT DISCLOSURES
             HYPOTHETICAL VARIABLE AND/OR FIXED PAYOUT ILLUSTRATION

This illustration depicts how a payment option may work when you annuitize your Contract. THIS ILLUSTRATION IS NOT A CONTRACT, AND IT IS NOT A REPRESENTATION OR GUARANTEE OF FUTURE RETURNS OR OF ANY SPECIFIC PAYOUT AMOUNT.

If you want to receive regular income from your annuity you can choose an Annuity Option at anytime after the 13th month of your Contract. You may elect to receive your Annuity Payments as a variable payout, a fixed payout, or a combination of both. If you choose to have any part of your payments come from the variable Investment Options, the dollar amount of your payments may go up or down based on the performance of the Investment Options.

You can elect to receive a variable payout illustration and/or a fixed payout illustration.

We base the "VARIABLE" PAYOUT OPTION ILLUSTRATION upon actual historical performance of one or more Investment Options over the specified period, as adjusted for all applicable Investment Option operating expenses and applicable Contract expenses. The principal purpose of the variable payout illustration is to demonstrate how the performance of the underlying Investment Options could affect Contract Values and Annuity Payments when you annuitize the Contract. Additionally, you can select a hypothetical fixed rate of return (maximum of 12%) to illustrate the effect of varying returns on the Annuity Option and assumed investment rate (AIR) you have selected. Investment returns and principal value will fluctuate with market conditions so that units, when redeemed may be with more or less than the original cost.

The illustration has not been adjusted for state or federal income tax liability, 10% federal penalty tax for withdrawals prior to age 59 1/2, or any applicable state premium taxes. Values would be lower if such adjustments had been made.

VARIABLE PAYOUT ANNUITY: Variable Annuity Payments depend on a variety of factors, including the amount annuitized, Annuity Option selected and the AIR. Variable Annuity Payments will vary with the performance of the Investment
Option(s) selected. The variable income can increase or decrease from the initial monthly Annuity Payment and no minimum dollar amount of variable income is guaranteed. Actual performance may be more or less than that reflected in the hypothetical fixed rates of return and will depend on a number of factors, including the choice of variable Investment Options.

The AIR used in the illustration was selected by your registered representative. Payments based on the 3% AIR start at a lower level than Annuity Payments based on the 4.5% AIR, with the potential for more rapid increase in Annuity Payment amounts during later years. Conversely if a 4.5% AIR is chosen there is a potential for a more rapid decrease in payment amounts during the later years.

In some cases, variable payouts will be shown based upon your selected hypothetical fixed rate of return. This type of illustration is used to depict the interplay between the rate of return, the AIR, and the increasing and decreasing Annuity Payment amounts. In general, if the hypothetical rate of return is higher than the AIR, Annuity Payments increase. If the hypothetical rate is lower than the AIR, Annuity Payments decrease. If "variable" payouts are shown using a hypothetical fixed rate of return, this rate of return will not exceed 12% and we will also show a 0% rate of return.

This illustration may illustrate adjusted historical performance for one or more Investment Options. If more than one Investment Option is illustrated, performance may be shown as aggregate performance for all Investment Options selected. In addition, if you elect to illustrate more than one Investment Option and to hypothetically allocate more money to one Investment Option than to other Investment Options (for example, 50% to one Investment Option, 30% to a second Investment Option, and 20% to a third Investment Option), performance may be shown as weighted aggregate performance.

 STANDARDIZED AVERAGE ANNUAL RETURN: Any variable payout illustration that is based upon adjusted historical performance is accompanied by Standardized Average Annual Return for each Investment Option depicted in the illustration. Standardized return is calculated using uniform guidelines as mandated by the Securities and Exchange Commission. Standardized return figures assume a one-time, lump-sum Purchase Payment, and do not reflect the effect of taxation. Standardized return is shown for the most recent 1, 5 and 10 year periods or from the inception date of the subaccount, if later. In contrast, illustration material may depict returns from the inception date of the applicable
--------------------------------------------------------------------------------
Please see important disclosures on accompanying pages. This illustration is not valid without all pages.
 xx/xx/xxxx                     Page x of y

                                                                            A-25
Investment Option, if earlier than the inception date of the subaccount. Standardized return includes the effect of all Investment Option operating expenses and all Contract expenses. If Contract expenses vary depending upon which features are selected, standardized return will reflect the highest potential expenses. In contrast, an illustration may reflect only certain expenses. Standardized return is computed as of the most recent calendar quarter end.

We base the ADJUSTED HISTORICAL AVERAGE ANNUAL RETURN upon the weighted aggregate historical rate of return on the Investment Options selected, commencing on the hypothetical Issue Date, and calculate the change in Contract Value from the beginning of the hypothetical period to the end of the period, adjusted for additional Purchase Payments and any withdrawals. The adjusted historical average annual return commences on the inception date of the Investment Option and includes Investment Option operating expenses and all Contract expenses.

Weighted aggregate return for the Investment Options selected for the total period shown is: xx.xx%. Average annual returns for each of the Investment Options selected for the most recent 1, 5, and 10 year periods (computed as of the most recent calendar quarter end) are shown on another page of this illustration.

We do not base the "FIXED" PAYOUT OPTION ILLUSTRATION upon any sort of historical performance, but rather is based upon fixed payout factors that are in effect on the date of the illustration. These factors can change, up until the date you annuitize your contract.

FIXED PAYOUT ANNUITY: Fixed Annuity Payments will depend on a variety of factors, including the amount annuitized, payout factor rates when the Contract is annuitized, date of birth, and Annuity Option selected. Fixed Annuity Payment amounts, once commenced, will not vary.

ANNUITY VALUE: We base Annuity Payments on the annuity value shown in the illustration. If you select the GMIB, your Annuity Value is based on the GMIB value, which is described below. If you do not select the GMIB value, your annuity value is the Contract Value adjusted for any applicable premium taxes.

COSTS AND EXPENSES: The Contract has insurance features and investment features, and there are costs related to each.

Each year, Allianz Life Insurance Company of New York (Allianz Life NY, we, us, our) deducts a $30 contract maintenance charge from your Contract. We currently waive this charge if the value of your Contract is at least $50,000 at the time we are to deduct the charge.

During the Payout Phase we deduct a mortality and expense risk (M&E) charge and an administrative charge. We calculate these charges as a percentage of the average daily assets invested in a subaccount on an annual basis. The M&E charge is 1.50%, the administrative charge 0.15%, and the total Separate Account expense (M&E and administrative charges) is 1.65%.

GUARANTEED MINIMUM INCOME BENEFITS (GMIBS): The GMIBs are only available to you through the purchase of a GBP. The Traditional Guaranteed Benefit Package (GBP) consists of the Traditional Guaranteed Minimum Income Benefit (GMIB) and the Traditional Guaranteed Partial Withdrawal Benefit (GPWB). The Enhanced GBP consists of the Enhanced GMIB and the Enhanced GPWB. The GMIBs are not available separately from the GPWBs. The selection of a GBP must be made at the time of initial Purchase Payment. You may only select one GBP, and once you select a GBP it cannot be changed or cancelled. There are additional charges associated with the GBPs. The GMIBs are available after a 10-year waiting period and the Contract must be annuitized within 30 days after a Contract Anniversary under a fixed annuity option. The GMIBs are only beneficial if you annuitize the Contract. You may receive no explicit benefit from the GMIBs depending on your Contract Value at the time of annuitization. If you exercise a GMIB, your GPWB and Guaranteed Minimum Death Benefit cancel.

The GMIBs guarantee that your Annuity Payments will be equal to the greater of:

o current fixed payout rates applied to the current Contract Value (less any applicable premium tax and withdrawal charges); or
o guaranteed fixed payout rates applied to the Traditional or Enhanced GMIB value.

--------------------------------------------------------------------------------
Please see important disclosures on accompanying pages. This illustration is not valid without all pages.
 xx/xx/xxxx                     Page x of y

The Traditional GMIB value is equal to total Purchase Payments adjusted for partial withdrawals.

The Enhanced GMIB value is equal to either:

o the highest Contract Value on any Contract Anniversary (Maximum Anniversary Value or MAV) prior to age 81 plus subsequent additional Purchase Payments and minus subsequent adjusted partial withdrawals; or
o total Purchase Payments adjusted for partial withdrawals increased by 3% on each Contract Anniversary (3% Annual Increase Amount) prior to age 81 (maximum of 150% of Purchase Payments adjusted for partial withdrawals); or
o total Purchase Payments adjusted for partial withdrawals increased by 5% on each Contract Anniversary (5% Annual Increase Amount)prior to age 81 (maximum of two times the total Purchase Payments made in the first five Contract Years adjusted for partial withdrawals).

You may be able to select whether your GMIB value is equal to the MAV, 3% Annual Increase Amount or 5% Annual Increase Amount depending on their values. The 3% Annual Increase Amount can be annuitized for a period as short as ten years. The payout for the 5% Annual Increase Amount can be annuitized with a life and 10-year period certain. However, the 5% Annual Increase Amount is potentially more limited than the 3% Annual Increase Amount.

There are also daily Investment Option expenses which currently range, on an annual basis, from xx.xx% to xx.xx% of the average daily value of the Investment Option before contractual expense reimbursement or fee waivers, depending upon the Investment Option.

This illustration reflects the costs of all optional features selected and does not reflect costs associated with features not selected. Adding optional features will increase costs and reduce returns. Some optional features must be selected at the Issue Date and cannot be added after the Contract is issued.

Some states and other governmental entities (e.g. municipalities) charge premium taxes or similar taxes that are not reflected in the illustration. Please refer to the prospectus for details regarding premium taxes.

IMPORTANT CONSIDERATIONS: Past performance is not a guarantee of future results. No representation is made as to future performance. The value of an annuity contract will fluctuate, so that it may be worth more or less than amounts paid in. Investment returns and principal value will fluctuate with market conditions so that units, when redeemed, may be worth more or less than the original cost.

Guarantees are based on the claims paying ability of Allianz Life of New York and do not apply to Contract Values which fluctuate daily.

High yield securities inherently have a high degree of market risk in addition to credit risk and potential illiquidity.

Index Investment Options seek to match the performance of specified market indexes. Investors cannot invest directly into indexes.

Money invested in a specific sector or industry is subject to a higher degree of risk than money that is diversified.

Small cap stocks may be more volatile than large cap or more established companies' securities.

International investing involves some risks not present with U.S. investments, such as currency fluctuation and political volatility.

An investment in the Money Market fund is neither insured nor guaranteed by the FDIC or any other governmental agency. Although the fund seeks to preserve your $1.00 per unit, it is possible to lose money in the fund.

USAllianz variable products are issued by Allianz Life Insurance Company of New York and distributed by its affiliate, USAllianz Investor Services, LLC, 5701 Golden Hills Drive, Minneapolis, MN 55416-1297. Member NASD. 800-542-5427. www.usallianz.com.
--------------------------------------------------------------------------------
Please see important disclosures on accompanying pages. This illustration is not valid without all pages.
 xx/xx/xxxx                     Page x of y

                                                                            A-27
                             USALLIANZ ADVANTAGE(R)

PREPARED FOR:                         CONTRACT INFORMATION FOR FEATURES SELECTED
John Doe                              Contract Type: Non-Qualified
                                      Death Benefit:
PERIOD BEGINNING:

                     STANDARDIZED AVERAGE ANNUAL RETURN AND
                        ADJUSTED INVESTMENT OPTION RETURN
 As of [12/31/2001], a one-time investment of $1,000 if withdrawn would have generated the following Standardized Average Annual Return, without regard to taxes:

                                                                   SINCE        DATE OF
                                                                INVESTMENT     INVESTMENT       SINCE         DATE OF
                                               5       10         OPTION         OPTION       SUBACCOUNT    SUBACCOUNT
INVESTMENT OPTION                    1 YEAR    YEARS   YEARS     INCEPTION     INCEPTION      INCEPTION      INCEPTION
USAZ MONEY MARKET FUND
DAVIS VA FINANCIAL PORTFOLIO
DAVIS VA VALUE PORTFOLIO


Standardized Average Annual Return figures are calculated from the inception date of the applicable subaccount. Figures reflect the deduction of all Contract and Investment Option charges. Where there is a varying charge depending upon which feature selected, the highest potential charge is shown. The effect of the withdrawal charge is reflected at the end of each period shown. Non-standardized performance reflecting Investment Option returns prior to subaccount inception have been adjusted for Contract expenses.



Past performance is not necessarily indicative of future results.


[THIS PAGE MUST ACCOMPANY ANY PAYOUT ILLUSTRATION CONTAINING ADJUSTED HISTORICAL INFORMATION.]





--------------------------------------------------------------------------------
Please see important disclosures on accompanying pages. This illustration is not valid without all pages.
 xx/xx/xxxx                     Page x of y

                                                                            A-28
                             USALLIANZ ADVANTAGE(R)

PREPARED FOR:                       CONTRACT INFORMATION FOR FEATURES SELECTED
John Doe                            Contract Type:  Non-Qualified
                                    Guaranteed Minimum Income Benefit (GMIB):
                                    Traditional Guaranteed Minimum Death Benefit
                                    (Traditional GMDB):
PERIOD BEGINNING:

                    HYPOTHETICAL VARIABLE PAYOUT ILLUSTRATION
                     BASED UPON ADJUSTED HISTORICAL RETURNS

ANNUITY OPTION:_______
Period Certain:
Annuitization Age:      65, Male                                                    Annuity Value:     $520,097.92
Federal Tax Rate:       28%
Assumed Investment Return (AIR):      3.5%
                                                                                    Cost Basis:      $500,000.00

  INVESTMENT OPTION                                  ALLOCATION
  USAZ VAN KAMPEN AGGRESSIVE GROWTH FUND                    90%
  USAZ VAN KAMPEN GROWTH FUND                               10%



   ----------------- --------------- -------------------- --------------------- ------------------- ----------------
   ----------------    PAYOUT AGE      MONTHLY PAYOUT       EXCLUSION AMOUNT      TAXABLE AMOUNT      CUMULATIVE
    PERIOD ENDING                                                                                       PAYOUT
         DATE
   ----------------- --------------- -------------------- --------------------- ------------------- ----------------

   ----------------- --------------- -------------------- --------------------- ------------------- ----------------

This illustration is based upon weighted aggregate historical returns during the period indicated. However, past returns are not indicative of future results. This illustration is not intended to serve as a projection or prediction of future returns.

Average annual total returns for each of the Investment Options selected for the most recent 1, 5, and 10 year periods (computed as of the most recent calendar quarter end) are shown on another page of this illustration.








--------------------------------------------------------------------------------
Please see important disclosures on accompanying pages. This illustration is not valid without all pages.
 xx/xx/xxxx                     Page x of y

                                                                            A-29
                             USALLIANZ ADVANTAGE(R)

PREPARED FOR:                         CONTRACT INFORMATION FOR FEATURES SELECTED
John Doe                              Contract Type: Non-Qualified
                                      Guaranteed Minimum Income Benefit (GMIB):
                                      Traditional Guaranteed Minimum Death
                                         Benefit (Traditional GMDB):
PERIOD BEGINNING:


                     HYPOTHETICAL FIXED PAYOUT ILLUSTRATION


ANNUITY OPTION:_______
Annuitization Age:      65, Male                   Annuity Value:    $520,097.92
Federal Tax Rate:       28%                        Cost Basis:       $500,000.00




       MONTHLY PAYOUT              EXCLUSION AMOUNT          TAXABLE AMOUNT


This hypothetical illustration is based upon payout factor rates currently in effect. These are subject to change, and may be higher or lower when you annuitize your Contract.

This illustration is not intended to serve as a projection or prediction of future returns.

--------------------------------------------------------------------------------
Please see important disclosures on accompanying pages. This illustration is not valid without all pages.
 xx/xx/xxxx                     Page x of y